                                                                FILE NO. 2-51173
                                                               FILE NO. 811-2480

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /

                       POST-EFFECTIVE AMENDMENT NO. 33  /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                              AMENDMENT NO. 32 /X/
                              SECURITY FIRST TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          11365 WEST OLYMPIC BOULEVARD
                          LOS ANGELES, CALIFORNIA 90064
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                        ---------------------------------

                                 (310) 312-6100
                         (REGISTRANT'S TELEPHONE NUMBER)

RICHARD C. PEARSON, ESQUIRE                 COPIES TO:
SECURITY FIRST LIFE INSURANCE COMPANY       ROBERT J. ROUTIER, ESQUIRE
11365 WEST OLYMPIC BOULEVARD                ROUTIER, MACKEY & JOHNSON, P.C.
LOS ANGELES, CALIFORNIA  90064              1700 K STREET, N.W.
(NAME AND ADDRESS OF AGENT FOR SERVICE)     WASHINGTON, D.C.  20006

                        --------------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

          IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
----------
    X     ON DECEMBER 1, 1995 PURSUANT TO PARAGRAPH (B) OF RULE 485
----------
          60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
----------
          ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485
----------

THE REGISTRANT DECLARES THAT IT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. THE MOST RECENT RULE 24F-2 NOTICE WAS FILED ON SEPTEMBER 28, 1995.

                              SECURITY FIRST TRUST
                              CROSS REFERENCE SHEET

ITEM NUMBER IN FORM N-1A                                HEADINGS IN PROSPECTUS
                                                        OR STATEMENT OF
                                                        ADDITIONAL INFORMATION

                                     PART A
1.   Cover Page                                      Cover (Prospectus)

2.   Synopsis                                        *

3.   Condensed Financial Information                 Condensed Financial Information

4.   General Description of Registrant               Cover; The Trust; The Series; Investment
                                                     Objectives and Policies; Growth and Income
                                                     Series**; Bond Series**; Value Equity Series***;
                                                     U.S. Government Income Series***

5.   Management of the Fund                          Management of the Trust

5a.  Management's Discussion of Fund                 Series Performance
       Performance

6.   Capital Stock and other Securities              Dividends, Distributions and Federal Taxes; Trust
                                                     Shares; Reports

7.   Purchase of Securities Being Offered            How to Buy and Redeem Shares

8.   Redemption or Repurchase                        How to Buy and Redeem Shares

9.   Pending Legal Proceedings                       *

                                  PART B

10.  Cover Page                                      Cover (Statement of Additional Information)

11.  Table of Contents                               Table of Contents

12.  General Information and History                 The Trust

13.  Investment Objectives and Policies              Investment Policies and Restrictions; Portfolio
                                                     Turnover

14.  Management of the Fund                          Management of the Trust

15.     Control Persons and Principal                   Principal Holders of Securities
          Holders of Securities

16.     Investment Advisory and Other                   Investment Adviser and Other Services; Custodian;
                                                        Independent Auditors; Legal Counsel

17.     Brokerage Allocation                            Brokerage

18.     Capital Stock and Other Securities              *

19.     Purchase, Redemption and Pricing of             Pricing and Redemption of Securities Being
          Securities Being Offered                      Offered; Federal Registration of Shares

20.     Tax Status                                      Taxation

21.     Underwriters                                    *

22.     Calculations of Yield Quotations of             *
          Money Market Funds

23.     Financial Statements                            *


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

*Omitted from Prospectus or Statement of Additional Information because Item is not applicable.

**Prospectus or Statement of Additional Information Describing the Growth and Income Series, Bond Series and U.S. Government Income Series.

***Prospectus or Statement of Additional Information Describing the Value Equity Series and U.S. Government Income Series.

                  SECURITY FIRST TRUST
                  PROSPECTUS

                  --------------------------------------------------------------
                  GROWTH AND INCOME SERIES
                  BOND SERIES
                  U.S. GOVERNMENT INCOME SERIES

                  11365 West Olympic Boulevard
                  Los Angeles, California 90064
                  (310) 312-6100

                  --------------------------------------------------------------

                  Security First Trust ("Trust") is a diversified open-end management investment company. The Trust's shares are offered continuously and sold to separate accounts of life insurance companies to fund variable contracts. Shares of the Trust are not sold directly to the general public. Shares of the Trust may be purchased and redeemed at net asset value without the imposition of a sales charge.

                      This prospectus describes three separate series of shares, the Growth and Income Series, the Bond Series and the U.S. Government Income Series (referred to separately and collectively as "the Series"). Each Series has its own investment objective(s) and policies. The Trust has an additional series which is not described herein. This additional series is not available for contracts offered in connection with this prospectus.

                      The Growth and Income Series seeks capital growth and
                  production of income through flexible and aggressive portfolio management. Conservation of principal is a secondary objective.

                      The Bond Series seeks maximization of investment income
                  over the long term consistent with conservation of principal through investment primarily in marketable debt securities. The Bond Series may invest up to 20% of the value of the Series' total net assets in lower-rated/unrated bonds. Bonds of this type are typically subject to greater market fluctuations and risks of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds.

                      The U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.

                      A Statement of Additional Information about the Trust
                  which is incorporated by reference into this Prospectus has been filed with the Securities and Exchange Commission. It is available, at no charge, by writing to the Trust at 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention:
                  Customer Service, or you can call (310) 312-6100 or (800) 283-4536. The date of the Statement of Additional Information is the same as the date of this Prospectus.

                  --------------------------------------------------------------

                  THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                  --------------------------------------------------------------

                  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  --------------------------------------------------------------
                  Prospectus dated December 1, 1995                      (12/95)

                               TABLE OF CONTENTS

                                                                                          PAGE
                                                                                          ----
Condensed Financial Information...........................................................     3
Series Performance........................................................................     5
The Trust.................................................................................     6
The Series................................................................................     6
Investment Objectives and Policies........................................................     6
Growth and Income Series..................................................................     6
Bond Series...............................................................................     7
U.S. Government Income Series.............................................................     8
Management of the Trust...................................................................     9
How to Buy and Redeem Shares..............................................................    11
Dividends, Distributions and Federal Taxes................................................    13
Trust Shares..............................................................................    14
Effect of Banking Laws....................................................................    14
Portfolio Turnover........................................................................    14
Reports...................................................................................    15
Legal Proceedings.........................................................................    15
Table of Contents of Statement of Additional Information..................................    16
Appendix A................................................................................    17

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer in any jurisdiction to any person to whom such offer would be unlawful therein.

                 SECURITY FIRST TRUST GROWTH AND INCOME SERIES

                        CONDENSED FINANCIAL INFORMATION

    The following schedule of financial highlights has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report thereon appears in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(1)

                                                                 YEAR ENDED JULY 31,
                    -------------------------------------------------------------------------------------------------------------
                       1995          1994          1993          1992          1991         1990(2)        1989          1988
                    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value,
 Beginning of
 Period............      $ 9.26         $8.81         $8.32         $7.54         $7.30        $ 9.19         $7.13        $ 8.98
                         ------         -----         -----         -----         -----        ------         -----        ------
Income From
 Investment
 Operations:
 Net Investment
   Income..........      $  .29         $ .23         $ .22         $ .23         $ .39        $  .31         $ .25        $  .17
 Net Gains or
   (Losses) on
   Securities (both
   realized and
   unrealized).....        1.35           .44           .49           .79           .29         (1.11)         2.22          (.58)
                         ------         -----         -----         -----         -----        ------         -----        ------
   Total From
    Investment
    Operations.....      $ 1.64         $ .67         $ .71         $1.02         $ .68        $ (.80)        $2.47        $ (.41)
                         ------         -----         -----         -----         -----        ------         -----        ------
Less Distributions:
 Dividends (from
   net investment
   income).........      $ (.26)        $(.22)        $(.22)        $(.24)        $(.44)       $ (.30)        $(.17)       $ (.40)
 Distributions
   (from capital
   gains)..........        (.06)                                                                 (.79)         (.24)        (1.04)
                         ------         -----         -----         -----         -----        ------         -----        ------
   Total
   Distributions...      $ (.32)        $(.22)        $(.22)        $(.24)        $(.44)       $(1.09)        $(.41)       $(1.44)
                         ======         =====         =====         =====         =====        ======         =====        ======
Net Asset Value,
 End of Period.....      $10.58         $9.26         $8.81         $8.32         $7.54        $ 7.30         $9.19        $ 7.13
                         ======         =====         =====         =====         =====        ======         =====        ======
Total Return.......       17.71%         7.60%         8.53%        13.53%         9.32%        (8.71)%       34.64%        (4.57)%
Ratios/Supplemental
 Data:
Net Assets, End
 of Period......... $83,789,646   $65,660,970   $55,160,198   $42,814,515   $33,493,074   $42,108,056   $38,783,743   $25,303,236
Ratio of Expenses
 to Average
 Net Assets........         .74%          .78%          .75%          .86%          .97%          .77%          .86%          .80%
Ratio of Net
 Investment
 Income to
 Average Net
 Assets............        3.10%         2.62%         2.77%         3.10%         4.01%         4.22%         3.40%         2.74%
Portfolio Turnover
 Rate..............           8%           11%            5%           20%           36%           34%           98%          140%


                        1987          1986
                     -----------   -----------
                    <
Net Asset Value,
 Beginning of
 Period............       $ 7.76         $7.31
                          ------         -----
Income From
 Investment
 Operations:
 Net Investment
   Income..........       $  .42         $ .18
 Net Gains or
   (Losses) on
   Securities (both
   realized and
   unrealized).....         1.98           .86
                           -----         -----
   Total From
    Investment
    Operations.....       $ 2.40         $1.04
Less Distributions:
 Dividends (from
   net investment
   income).........       $ (.20)        $(.16)
                          ------         -----
 Distributions
   (from capital
   gains)..........         (.98)         (.43)
                            ----          ----
   Total

   Distributions...       $(1.18)        $(.59)
                          ======         =====
Net Asset Value,
 End of Period.....       $ 8.98         $7.76
                          ======         =====
Total Return.......        30.93%        14.23%
Ratios/Supplemental
 Data:
Net Assets, End
 of Period.........  $22,539,285   $15,059,542
Ratio of Expenses
 to Average
 Net Assets........          .90%         1.00%
Ratio of Net
 Investment
 Income to
 Average Net
 Assets............         5.66%         2.51%
Portfolio Turnover
 Rate..............          169%          130%

------------

(1) Financial information for periods prior to June 24, 1987 reflect the results of operations for Security First Variable Life Fund (the "Fund"), whose assets and liabilities were acquired by the Growth and Income Series. (See Note A to the Trust's financial statements in the Statement of Additional Information.)

(2) On October 16, 1990 a significant contractholder in the Capitol Life Separate Account A terminated its group annuity contract which resulted in the redemption of 2,020,051.159 shares ($12,180,908.49 of net asset value) in the Growth and Income Series.

                        SECURITY FIRST TRUST BOND SERIES

                        CONDENSED FINANCIAL INFORMATION

    The following schedule of financial highlights has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report thereon appears in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)(1)

                                                                       YEAR ENDED JULY 31,
                              -----------------------------------------------------------------------------------------------------
                                 1995         1994         1993         1992         1991       1990(2)        1989         1988
                              ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning
 of Period...................      $3.82        $4.08        $3.95        $3.68        $3.95        $4.10        $3.94        $3.99
                                   -----        -----        -----        -----        -----        -----        -----        -----
Income from Investment
 Operations:
 Net Investment Income.......      $ .24        $ .21        $ .22        $ .24        $ .52        $ .29        $ .30        $ .29
 Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........        .08         (.25)         .14          .28         (.24)        (.14)         .14         (.06)
                                   -----        -----        -----        -----        -----        -----        -----        -----
   Total from Investment
    Operations...............      $ .32        $(.04)       $ .36        $ .52        $ .28        $ .15        $ .44        $ .23
                                   -----        -----        -----        -----        -----        -----        -----        -----
Less Distributions:
 Dividends
   (from net investment
   income)...................      $(.22)       $(.22)       $(.23)       $(.25)       $(.55)       $(.30)       $(.28)       $(.28)
 Distributions (from capital
   gains)....................
                                   -----        -----        -----        -----        -----        -----        -----        -----
   Total Distributions.......      $ .22        $(.22)       $(.23)       $(.25)       $(.55)       $(.30)       $(.28)       $(.28)
                                   -----        -----        -----        -----        -----        -----        -----        -----
Net Asset Value, End
 of Period...................      $3.92        $3.82        $4.08        $3.95        $3.68        $3.95        $4.10        $3.94
                                   =====        =====        =====        =====        =====        =====        =====        =====
Total Return.................      8.38%         (.98)%       9.11%       14.13%        7.09%        3.66%       11.17%        9.27%
Ratios/Supplemental Data:
Net Assets, End of Period.... $7,977,781   $7,225,964   $7,229,959   $5,682,609   $4,793,766   $9,371,386   $8,317,356   $7,249,964
Ratio of Expenses to Average
 Net Assets..................       1.29%        1.30%        1.45%        1.50%        1.50%        1.50%        1.50%        1.50%
 Ratio of Net Investment
   Income to Average
   Net Assets................       6.27%        5.45%        6.02%        6.42%        6.89%        7.45%        7.65%        7.23%
Portfolio Turnover Rate......         56%          58%          36%          50%         310%         186%         148%         130%


                                  1987         1986
                               ----------   ----------
Net Asset Value, Beginning
 of Period...................       $4.21        $3.80
                                    -----        -----
Income from Investment
 Operations:
 Net Investment Income.......       $ .22        $ .28
 Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........        (.06)         .43
                                    -----        -----
   Total from Investment
    Operations...............       $ .16        $ .71
                                    -----        -----
Less Distributions:
 Dividends
   (from net investment
   income)...................       $(.24)       $(.30)
 Distributions (from capital
   gains)....................        (.14)
                                    -----        -----
   Total Distributions.......       $(.38)       $(.30)
                                    -----        -----
Net Asset Value, End
 of Period...................       $3.99        $4.21
                                    =====        =====
Total Return.................        0.48%       18.68%
Ratios/Supplemental Data:
Net Assets, End of Period....  $6,488,658   $5,128,574
Ratio of Expenses to Average
 Net Assets..................        1.50%        1.50%
 Ratio of Net Investment
   Income to Average
   Net Assets................        6.71%        7.96%
Portfolio Turnover Rate......          40%          92%

------------

(1) Financial information for periods prior to June 24, 1987 reflect the results of operations for Security First Legal Reserve Fund (the "Fund"), whose assets and liabilities were acquired by the Bond Series. (See Note A to the Trust's financial statements in the Statement of Additional Information.)
(2) On October 16, 1990 a significant contractholder in the Capitol Life Separate Account A terminated its group annuity contract which resulted in the redemption of 1,334,514.417 shares ($5,217,951.37 of net asset value) in the Bond Series.

               SECURITY FIRST TRUST U.S. GOVERNMENT INCOME SERIES

                        CONDENSED FINANCIAL INFORMATION

    The following schedule of financial highlights has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report thereon appears in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                                JULY 31,       JULY 31,       JULY 31,
                                                                                  1995           1994         1993(1)
                                                                               ----------     ----------     ----------
Net Asset Value, Beginning of Period.........................................  $     4.91     $     5.07     $     5.00
                                                                               ----------     ----------     ----------
Income From Investment Operations:
  Net Investment Income......................................................  $      .21     $      .11     $      .03
  Net Gains or (Losses) on Securities (both realized and unrealized).........         .15           (.19)           .04
                                                                               ----------     ----------     ----------
    Total From Investment Operations.........................................  $      .36     $     (.08)    $      .07
                                                                               ----------     ----------     ----------
Less Distributions:
  Dividends (from Net Investment Income).....................................        (.14)          (.07)
  Distributions (from Capital Gains).........................................                       (.01)
                                                                               ----------
    Total Distributions......................................................        (.14)          (.08)
                                                                               ----------
Net Asset Value, End of Period...............................................  $     5.13     $     4.91     $     5.07
                                                                               ==========     ==========     ==========
Total Return(2)..............................................................       7.33%          (1.58)%         7.10%
Ratios/Supplemental Data:
Net Assets, End of Period....................................................  $5,996,149     $3,424,487     $  469,060
Ratio of Expenses to Average Net Assets(2)...................................         .70%           .70%           .70%
Ratio of Net Investment Income to Average Net Assets(2)......................        5.19%          3.62%          3.91%
Portfolio Turnover Rate......................................................          16%            17%             0%

---------------

(1) The U.S. Government Income Series commenced operations on May 19, 1993.

(2) Annualized.

                               SERIES PERFORMANCE

    Information concerning the performance of the series of the Trust is contained in the Annual and Semi-annual Reports for the Trust, copies of which may be obtained free of charge by writing to the Trust at 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention: Customer Service or by calling (310) 312-6100 or (800) 283-4536.

                                   THE TRUST

    The Trust was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts business trust.

    The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company ("mutual fund") under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of investments or investment policy.

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareholder approval. Shares of the Series, when issued, are without par value, fully paid, fully transferable and redeemable at the option of the shareholder. Pursuant to this authority, the Board of Trustees established the U.S. Government Income Series on January 11, 1993.

    The Trust's business activities are the responsibility of its Board of Trustees. Investment advisory services are provided to the three Series described herein by Security First Investment Management Corporation ("Security Management"). (See "Investment Adviser," page 9.) T. Rowe Price Associates, Inc. ("Price Associates") is a sub-adviser to Security Management and provides investment management services to the Growth and Income and Bond Series. Virtus Capital Management, Inc. ("Virtus") is a sub-adviser to Security Management and provides investment management services to the U.S. Government Income Series. (See "Sub-Advisers", page 10).

                                   THE SERIES

    Each Series operates as a diversified, open-end management investment company and each is treated as a regulated investment company under the Internal Revenue Code of 1986 ("Code"). Each share of a Series represents an equal proportionate interest in the Trust with each other share of that Series. Every share of a Series has an equal proportionate interest in the net assets and net liabilities of that Series, equal rights to all distributions and is entitled to one vote for all permitted purposes. Each Series' assets are segregated and a shareholder's interest in the Trust is limited to the Series in which the shareholder invests. Each Series continually offers its shares for sale at net asset value without sales or redemption charges.

                       INVESTMENT OBJECTIVES AND POLICIES

    Each Series has its own investment objectives and policies designed to meet specific investment goals. There can be no assurance that a Series will achieve its objectives. The actual return to a contract owner will be affected by contract fees and separate account charges, as well as the charges imposed by the Trust. Prospective investors should consult their contract prospectus regarding these additional fees and charges. Each Series also has certain investment policies and restrictions which are described in the Statement of Additional Information incorporated herein. The investment policies and restrictions of each Series which are fundamental may not be changed without a majority vote of its shareholders. Other investment policies and restrictions may be changed without a vote of the shareholders.

                            GROWTH AND INCOME SERIES

INVESTMENT OBJECTIVES AND POLICIES

    The primary investment objectives of the Growth and Income Series are capital growth and production of income. Conservation of principal is a secondary objective. It is impossible for shareholders of this Series to be assured that these objectives can be realized because virtually all securities fluctuate in market price, corporate earnings, and dividends and the return on fixed income instruments may vary from year to year. Thus, there is no guarantee that a shareholder's capital or income will increase or that purchases of the Growth and Income Series' shares will involve a preservation of original capital or protection against loss of value.

    The Growth and Income Series will ordinarily invest substantially all of its assets in common stocks, but may also invest in other securities, including preferred stocks, securities of foreign issuers, and fixed income instruments. This Series' investment objectives are sufficiently flexible so as to permit substantial investments in other equity securities and fixed income instruments when business and market conditions indicate that to be an appropriate course of action.

    Accordingly, the percentage of the Series' assets invested in common stocks, other equity securities and fixed income instruments can be expected to vary from time to time in light of management's interpretation of business and market conditions, fiscal and monetary policies, and underlying asset values.

    Investments are not concentrated in any one industry or group of industries but are varied according to what is judged advantageous under varying economic conditions. While the portfolio is diversified by investments in a cross-section of business and industry, the Growth and Income Series is intended to follow a policy of flexibility. The Growth and Income Series will not invest in companies for the purpose of exercising control of management.

                                  BOND SERIES

INVESTMENT OBJECTIVES AND POLICIES

    The principal investment objective of the Bond Series is to achieve the highest investment income over the long term consistent with the preservation of capital. This Series seeks to achieve this investment objective through investment principally in marketable debt securities. A secondary objective is growth of principal and income with respect to those Series assets that are invested in common and preferred stocks.

    It is impossible for the shareholders of the Bond Series to be assured that these objectives will be realized because virtually all securities fluctuate in market price. In addition, corporate earnings, dividends and the return on fixed income instruments may vary from year to year. Thus, there is no guarantee that a shareholder's capital or income will increase or that purchases of this Series' shares involve a preservation of original capital or protection against loss of value.

    It is the policy of the Bond Series to purchase and hold securities which are believed to have potential for the generation of investment income. Growth of capital and income will be secondary considerations in the selection of portfolio securities. This Series is not intended to buy and sell for short-term trading profits, and as a result, portfolio changes will usually be accomplished gradually. Nevertheless, the Trustees are not restricted and may effect short-term transactions when events subsequent to portfolio purchases make the investments appear undesirable for long-term holding.

    Under normal circumstances, the Bond Series will invest not less than 65% of its total assets in fixed-income debt instruments, including debt securities issued in private placements. The Series may also invest in residential and commercial real estate mortgages secured by first liens and up to 10% of the value of its total assets in common and preferred stocks. U.S. dollar denominated foreign fixed income debt securities and Canadian government securities may also be purchased. Generally speaking, the Bond Series will invest in what is known as "Investment Grade" securities. This Series may, however, invest up to 20% of its assets in securities rated Ba or B by Moody's Investors Service, Inc. or BB or B by Standard and Poor's. As of December 1, 1995, no amounts were invested in lower graded debt securities. (For a more complete description of the investment grades assigned to debt securities by the nationally recognized rating agencies, see Appendix A hereto.)

INVESTMENT RISKS OF HIGH-YIELD, HIGH RISK BONDS

    Investment in the lower graded debt securities (i.e., High Yield, High Risk Bonds) involves certain risk factors not normally associated with investment grade bonds. To the extent that this Series invests in High-Yield, High-Risk bonds, such investment will be subject to such risks including: (a) Sensitivity to Interest Rate and Economic Changes--High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing; (b) Payment Expectations--High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Bond Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Bond Series' assets; and
(c) Liquidity and Valuation--There may be little trading in the secondary market for particular bonds, which may affect adversely the Bond Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

                         U.S. GOVERNMENT INCOME SERIES

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the U.S. Government Income Series is to provide current income. The investment objective cannot be changed without approval of shareholders. The U.S. Government Income Series pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government, its agencies, or instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. Government Securities"). The Series may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. Government or its instrumentalities. As a matter of investment policy which can be changed without shareholder approval, the Series will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. Government Securities (including such CMOs and ARMS). Unless indicated otherwise, the investment policies of the Series may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Series invests include:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

    - obligations of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation.

    The obligations of U.S. government agencies or instrumentalities which the Series may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

    CMOs. The U.S. Government Income Series may also invest in CMOs which are rated AAA or better by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Series may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal.

    ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the U.S. Government Income Series invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

    Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Series, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. governmental securities.

    Repurchase Agreements. The U.S. government securities in which the U.S. Government Income Series invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Series and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Series, the Series could receive more or less than the repurchase price on any sale of such securities.

    When-Issued and Delayed Delivery Transactions. The U.S. Government Income Series may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' Investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure may cause the Series to miss a price or yield considered to be advantageous.

    Lending of Portfolio Securities. In order to generate additional income, the U.S. Government Income Series may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Series will only enter into loan arrangements with broker/dealers, banks, or other institutions which the subadviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

    Mortgage backed securities evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Series' position in these securities and requiring the Series to reinvest the prepayments at interest rates prevailing at the time of reinvestment. In addition, if such securities were purchased at a premium, the Series could experience a capital loss if prepayment is effected before the premium has been amortized.

                            MANAGEMENT OF THE TRUST

TRUSTEES

    Management of the business and affairs of the Trust and the exercise of its Trust powers are the responsibility of the Board of Trustees.

INVESTMENT ADVISER

    Security Management serves as the investment adviser and manager to the Growth and Income Series and Bond Series pursuant to a Master Investment Management and Advisory Agreement dated June 6, 1994 and to the U.S. Government Income Series pursuant to a Master Investment Management and Advisory Agreement dated May 18, 1994 (the "Advisory Agreements"). The Advisory Agreements have an initial term of two years and may be continued in effect from year to year thereafter. Security Management, a Delaware corporation, is a subsidiary of Security First Group, Inc. ("SFG") (formerly, The Holden Group, Inc.), also a Delaware corporation, whose business primarily involves insurance marketing and service. Security Management and SFG maintain their principal place of business at 11365 West Olympic Boulevard, Los Angeles, California 90064. The voting securities of SFG are wholly owned by London Insurance Group, Inc., a Canadian insurance services corporation which is a publicly traded subsidiary of Trilon Financial Corporation of Toronto, Canada. Security Management is affiliated with and investment adviser to Security First Life Insurance Company and Fidelity Standard Life Insurance Company. Security Management is registered as an investment adviser under the Investment Advisers Act of 1940.

    Under the Advisory Agreements, Security Management is responsible to the Trust as its exclusive investment adviser and business manager to manage the investments of each of the three Series of the Trust described herein in accordance with the investment objectives and policies, programs and restrictions of each Series. Pursuant to the Advisory Agreements, Security Management shall obtain and evaluate information relating to the economy, industries, business, securities markets, and particular issues of securities. In addition, Security Management agrees to formulate and implement a continuing program for the management of each Series' assets, give investment advice and manage the investment and reinvestment of each Series' securities. Security Management's obligations include the making and execution of all investment decisions, the placement of orders for the purchase and sale of securities with or through such brokers, dealers or issuers as Security Management may select, the furnishing to the Trust any necessary office space, equipment and personnel, clerical and bookkeeping services and other necessary office expenses, and the providing of services of individuals who perform executive and administrative functions for the Trust.

    Under the Advisory Agreements, Security Management receives an advisory fee from each Series described herein at the following annual rates: Growth and Income Series .50%, Bond Series .50% and U.S. Government Income Series .90%. The advisory fee, which is accrued daily and payable monthly, is based on the average daily net assets of each Series.

SUB-ADVISERS

Under each Advisory Agreement, Security Management has authority to delegate to one or more sub-advisers certain of its investment advisory functions, subject to supervision by Security Management. Pursuant to this authority, and with the approval of shareholders, Security Management has executed a Sub-Advisory Agreement with Price Associates, dated June 6, 1994 respecting the Growth and Income Series and Bond Series, and a Sub-Advisory Agreement with Virtus, the successor in interest to Signet Asset Management, dated May 18, 1994 respecting the U.S. Government Income Series. Each agreement has an initial term of two years and may be extended from year to year thereafter.

    Price Associates is a Maryland corporation which was incorporated in 1947 as the successor to the investment counseling business founded by Mr. T. Rowe Price in 1937. Its principal offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. Price Associates and certain of its subsidiaries serve as investment advisers to individual and institutional investors (including mutual funds) with total net assets under supervision of approximately $65 billion. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

    Virtus is a Maryland corporation with its principal offices located at 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Effective as of March 1, 1995, Virtus assumed the obligations of Signet Asset Management, a division of Signet Trust Company, under the Sub-Advisory Agreement. This assumption resulted from a corporate reorganization under which all of the operations and personnel of Signet Asset Management were transferred to Virtus. Signet Banking Corp., the sole stockholder of Signet Trust Company, is the sole stockholder of Virtus. Signet Banking Corp. is a multi-state, multi-bank holding company which has provided investment management services since 1956. As of September 30, 1995, Virtus had investment authority over $2.2 billion in assets, of which Virtus is managing $241 million in equities. Virtus advises seven mutual funds having over $1 billion in assets. In addition, Virtus manages three equity common trust funds with $43.9 million in assets and three fixed income common trust funds with $190.9 million in assets. Shares of the U.S. Government Income Series are not deposits of, or endorsed or guaranteed by, Signet Trust Company or its affiliates, and are not federally insured.

    Under the Sub-Advisory Agreements, Price Associates and Virtus provide investment management services to the Series which are the subject of the Agreements. Each has the discretion to purchase or sell securities on behalf of the Trust in accordance with the Series' investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Series and to allocate brokerage or obtain research services. In performing these services, each subadvisor must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary and it must formulate and implement a continuing plan for performance of its services.

    The Sub-Advisory Agreement with Price Associates provides that Security Management shall pay a sub-advisory fee at an annual rate equal to 0.35% of the average daily net assets of each Series it subadvises, which fees are accrued daily and paid monthly. Under the Sub-Advisory Agreement with Virtus, Security Management is obligated to pay a sub-advisory fee at an annual rate equal to 0.75% of the average daily net assets of the Series it subadvises, which fees are accrued daily and paid monthly.

PORTFOLIO MANAGERS

    Brian C. Rogers has primary responsibility for portfolio management of the Growth and Income Series. He has held this position since 1989. He is a Managing Director with Price Associates and has been in their employ for more than ten years. His other responsibilities include management of two publicly offered mutual funds of Price Associates and separate institutional investment accounts.

    Veena A. Kutler is portfolio manager for the Bond Series. She has held this position since 1991. She has been a bond portfolio manager with Price Associates for more than five years. Since 1991, Ms. Kutler has managed other publicly offered bond funds for Price Associates; prior to that she advised institutional bond accounts.

    John S. Hall has been the portfolio manager for the U.S. Government Income Series since August 1995. Prior to his employment with Virtus, John was a portfolio manager with another bank located in New Orleans, Louisiana.

EXPENSES

    Under the Advisory Agreements, each Series will pay its fair share of the expenses related to the Trust's organization, its legal and independent accounting and auditing expense, costs related to reports, notices and proxy material, compensation and expense of disinterested trustees, share issuance expenses, expenses of custodians, transfer agents, registrars and other agents, brokers' commissions, all taxes and fees payable to governmental agencies, expenses of shareholders' and Trustees' meetings and interest expenses. These expenses are paid from the income received by each Series in the form of dividends or interest on investments. In the event that a Series' income is insufficient to pay its share of the Trust's expenses, they will be paid from that Series' capital. Security Management is responsible for paying all expenses and charges not assumed by the Trust.

    For the fiscal year ended July 31, 1995 the ratios of total expenses to average net assets were: .74% for the Growth and Income Series, 1.29% for the Bond Series and .70% for the U.S. Government Income Series. Under the Advisory Agreement, Security Management and Virtus are obligated, to the extent required by law, to defer their advisory fees paid with respect to a Series if the aggregate annual operating expenses of the Series, exclusive of its share of taxes, interest, brokerage fees and certain extraordinary expenses, exceed 2.5% of the first $30 million of average net assets, 2.0% of the net $70.0 million of average net assets and 1.5% of any remaining average net assets. While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contributions in respect of excess expenses) in order to maintain the expense ratio of the U.S. Government Income Series at a level of .70% or less.

    For the fiscal year ended July 31, 1995, Security Management earned management fees of $109,066 from the Growth and Income Series and $10,939 from the Bond Series.

    In regard to the U.S. Government Income Series, for the fiscal year ended July 31, 1995, Security Management earned advisory fees of $42,206 ($7,034 after payment of subadvisory fees). Of this amount, Security Management waived $32,025 ($3,216 after waiver of subadvisory fees). Virtus earned subadvisory fees of $35,172 and of this amount, it waived $28,809. In addition, Virtus reimbursed the Series for its expenses in the amount of $4,932.

                          HOW TO BUY AND REDEEM SHARES

DETERMINING NET ASSET VALUE

    The net asset value per share of each Series is determined as of the close of regular trading on the New York Stock Exchange, or such other time as shall be determined by the Trustees, on each day in which there is a sufficient degree of trading in a Series' portfolio securities that the current net asset value per share of the Series might be materially affected by changes in the value of portfolio securities. The net asset value per share of the three Series described herein will fluctuate. Net asset value per share is computed by dividing the value of the securities held by a Series plus any cash or other assets (including interest and dividends accrued but not received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses are accrued daily.

BUYING SHARES

    Trust shares are sold solely to life insurance company separate accounts to fund variable contracts, to life insurance company general accounts and to any other investors permitted under Section 817(h) of the Code and the regulations thereunder. Individuals wishing to invest in shares of any of the Series should refer to the prospectus of the separate account through which shares of the Trust are purchased.

    The Trust markets its own shares; it does not utilize the services of an underwriter. The shares of any of the Series may be purchased by the insurance company directly from the Trust at the net asset value per share. There are no minimum purchase amounts. The Trust reserves the right to accept or reject any order. An order to purchase shares of a Series is not binding on the Trust until payment has been received.

    Applications to purchase shares of the Series are available from the Trust. Requests for such applications should be addressed to Security First Trust, 11365 West Olympic Boulevard, Los Angeles, California 90064.

    Purchases of the shares of a Series are made at the net asset value per share determined following receipt of an order by the Trust, without the assessment of a sales charge. The Trust may not sell shares of any Series at less than net asset value.

    An insurance company separate account may enter into a participation agreement under which the separate account may periodically purchase shares of any of the Series on the terms specified in the agreement. Checks drawn on foreign banks will not be accepted unless provision has been made for payment through a U.S. bank in U.S. dollars. If full payment does not accompany the order, full payment must be received by the Trust no later than seven days following the date that the order is received. If payment is not received within the stipulated time period, the order is subject to cancellation.

    As a condition of this offering, if an order to purchase shares of any of the Series is cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Series by reason of such cancellation, and if the purchaser remains a shareholder, the Trust will have authority as agent of the shareholder to reimburse the Series for the loss incurred. Investors whose orders have been cancelled may be prohibited or restricted from placing future orders.

REDEMPTION OF SHARES

    Upon written request, the Trust will redeem Series shares from shareholders of record at the per share net asset value next determined after receipt by the Trust of the request, together with any additional documents which may be required for redemption. The written request must be executed by each registered owner exactly as the shares are registered, and the request or the share power must specify the total number of shares to be redeemed. There is no charge for either partial or complete redemption. Such a request should also identify the shareholder's account by number.

    It is requested that all redemption requests made by mail be sent by certified mail with return receipt requested. Redemptions will not become effective until all documents in the form required have been received by the Trust. Payment for shares redeemed generally will be made by the Trust not later than seven days after receipt of the written redemption request.

    A shareholder may receive more or less than was paid for the shares depending on the investment experience of the portfolio securities held by a Series and the value of such securities at the time of redemption. Such a transaction may result in a taxable event (gain or loss) to the shareholder.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

DISTRIBUTIONS BY SERIES

    The present policy of the Growth and Income, Bond and U.S. Government Income Series is to pay dividends from their net investment income from time to time, as determined by the Board of Trustees. It is also the policy of these three Series to distribute net realized long-term capital gains, if any, at least once each year.

    Unless the shareholder elects otherwise, dividends and capital gain distributions of the Series described herein are automatically reinvested in additional shares. Such shares are credited to the shareholder's account at net asset value on a date which is determined by the Board of Trustees and which is between the record date and the payment date. In the initial application to purchase shares of a Series, the shareholder may specify that dividends are to be paid in cash and capital gain distributions reinvested in additional shares, or that all dividends and distributions are to be paid in cash. The shareholder's instructions with respect to the payment of distributions by a Series may be changed without cost by a request made in writing to the Trust. To be effective as to any dividend or capital gain distribution, the shareholder's written request for a change must be received by the Trust prior to the declaration thereof and in any event at least thirty days before the date set for payment.

TAXATION OF SHAREHOLDERS

    Under the Code each Series is treated as a separate regulated investment company providing the qualification requirements of Sub-chapter M of the Code are met. The Trust intends each Series to qualify as a regulated investment company. As a general rule, distributions from a regulated investment company to its shareholders are taxed in the following manner: (a) distributions derived from interest, dividends and net short-term capital gains are taxable to the shareholder as ordinary income, and (b) distributions derived from net long-term capital gains are taxable to the shareholder as long-term capital gains regardless of the actual length of time the shareholder has owned the investment company's shares.

    Because the Series' shares are sold only to life insurance companies as the underlying investment media for their separate accounts and to other entities permitted under Section 817(h) of the Code, the foregoing rules are modified by special rules of the Code for taxing life insurance companies. Under these special rules, a life insurance company generally will not incur any federal income tax liability on Series distributions to a separate account on a variable contract as defined in Section 817(d) of the Code. See the contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate account.

DIVERSIFICATION REQUIREMENTS

    Each Series intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Series by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of each Series as assets of the related separate account, of each Series. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Series may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. governmental agency and instrumentality is considered a separate issuer for these purposes, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered to be the same issuer. Similarly, all repurchase agreements purchased from a broker-dealer will be considered the securities issued by that broker-dealer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other investment companies meeting the requirements of Subchapter M. Failure of a Series to satisfy the section 817(h) requirements may result in taxation of the insurance company issuing the contracts, and in less favorable tax treatment of the contract holders than as is described in the applicable contract prospectus.

                                  TRUST SHARES

    On any matter submitted to all shareholders of the Trust, shares of each Series entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Series' shares. However, on matters affecting an individual Series, a separate vote of shareholders of that Series is required. Shareholders of a Series are not entitled to vote on any matter which does not affect that Series but which requires a separate vote of another Series.

    The Trust is not required to hold annual meetings of its shareholders. Those persons elected at the shareholders' meeting held on June 6, 1994 will continue in office until they resign, die or are removed by a written instrument signed by at least two-thirds of the Trustees, by vote of shareholders of the Trust holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at a meeting called for the purpose; or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian, The Bank of New York, 48 Wall Street, New York, New York 10286.

    Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Board of Trustees or a Trustee. The Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                             EFFECT OF BANKING LAWS

    Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. Virtus is subject to such banking laws and regulations.

    Virtus believes, based on the advice of its counsel, that Virtus may serve as subadviser for the U.S. Government Income Series without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes or regulations, could prevent Virtus from continuing to perform in its capacity as subadviser to the Trust. If it were prohibited from engaging in this activity, the Trustees would consider alternative subadvisers and means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences (if other subadviser with equivalent abilities to Virtus is found) as a result of any of these occurrences.

    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

                               PORTFOLIO TURNOVER

    Although the U.S. Government Income Series does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Series' subadviser believes it is appropriate to do so in light of the Series' investment objective, without regard to the length of time a particular security may have been held. The subadviser to the U.S. Government Income Series does not anticipate that portfolio turnover will result in adverse tax consequences. The U.S. Government Income Series estimates that the annual rate of portfolio turnover will not exceed 100%.

                                    REPORTS

    Trust shareholders will be kept informed through annual and semi-annual reports showing the financial activities of the Series in which they have invested. Financial statements of the Trust will be audited annually by certified public accountants. Shareholder inquiries should be addressed to Security First Trust: Customer Service, 11365 West Olympic Boulevard, Los Angeles, California 90064.

                               LEGAL PROCEEDINGS

    There are no material pending legal proceedings, other than ordinary routine litigation incidental to its business, to which the Trust or Security Management is a party.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                                  PAGE
                                                                                  ----
The Trust.......................................................................     3
Investment Policies and Restrictions............................................     4
Investment Adviser and Other Services...........................................    15
Principal Holders of Securities.................................................    21
Management of the Trust.........................................................    21
Brokerage.......................................................................    22
Portfolio Turnover..............................................................    25
Pricing and Redemption of Securities Being Offered..............................    27
Taxation........................................................................    28
Commercial Paper Ratings........................................................    29
Custodian.......................................................................    31
Independent Auditors............................................................    31
Federal Registration of Shares..................................................    31
Legal Counsel...................................................................    31

                                   APPENDIX A

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

Moody's rates the long-term debt securities issued by various entities from "Aaa" to "C." Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a larger, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat greater. A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position. B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small. Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Speculative in a high degree; often in default or have other marked shortcomings. C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION

Standard & Poor's rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.
AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree. A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories. BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories. BB, B, CCC, CC, C -- Regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While this debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C1 -- Reserved for income bonds on which no interest is being paid. D -- In default and payment of interest and/or repayment of principal is in arrears.

                SECURITY FIRST TRUST
                PROSPECTUS

                ----------------------------------------------------------------

                VALUE EQUITY SERIES
                U.S. GOVERNMENT INCOME SERIES

                11365 West Olympic Boulevard
                Los Angeles, California 90064
                (310) 312-6100

                ----------------------------------------------------------------

                Security First Trust ("Trust") is a diversified open-end management investment company. The Trust's shares are offered continuously and sold to separate accounts of life insurance companies to fund variable contracts. Shares of the Trust are not sold directly to the general public. Shares of the Trust may be purchased and redeemed at net asset value without the imposition of a sales charge.

                This prospectus describes two separate series of shares, the Value Equity Series and the U.S. Government Income Series (referred to separately and collectively as "the Series"). The Trust has additional Series which are not described herein. These additional Series are not available for contracts offered in connection with this prospectus.

                The Value Equity Series seeks to provide growth of capital and income. The Series pursues this objective by investing in common stocks of high quality companies. Emphasis is placed on stocks where the value is low when compared to present earnings.

                The U.S. Government Income Series seeks to provide current income. The Series pursues this objective by investing in a professionally managed, diversified portfolio limited primarily to U.S. government securities.

                A Statement of Additional Information about the Trust which is incorporated by reference into this Prospectus has been filed with the Securities and Exchange Commission. It is available, at no charge, by writing to the Trust at 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention: Customer Service, or you can call (310) 312-6100 or (800) 283-4536. The date of the Statement of Additional Information is the same as the date of this Prospectus.

                ----------------------------------------------------------------

                THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                ----------------------------------------------------------------

                THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                ----------------------------------------------------------------

                Prospectus dated December 1, 1995                    SIG (12/95)

                               TABLE OF CONTENTS

                                                                                       PAGE
                                                                                       ----
Condensed Financial Information......................................................    3
Series Performance...................................................................    4
The Trust............................................................................    5
The Series...........................................................................    5
Investment Objectives and Policies...................................................    5
Value Equity Series..................................................................    5
U.S. Government Income Series........................................................    7
Management of the Trust..............................................................    9
How to Buy and Redeem Shares.........................................................   11
Dividends, Distributions and Federal Taxes...........................................   12
Trust Shares.........................................................................   13
Effect of Banking Laws...............................................................   14
Portfolio Turnover...................................................................   14
Reports..............................................................................   14
Legal Proceedings....................................................................   14

                    SECURITY FIRST TRUST VALUE EQUITY SERIES

                        CONDENSED FINANCIAL INFORMATION

    The following schedule of financial highlights has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report thereon appears in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        Year Ended       Year Ended       Year Ended
                                                                         July 31,         July 31,         July 31,
                                                                           1995             1994           1993(1)
                                                                        ----------       ----------       ----------
Net Asset Value, Beginning of Period..................................  $     4.99       $     5.00       $     5.00
                                                                        ----------       ----------       ----------
Income From Investment Operations:
  Net Investment Income...............................................  $      .05       $      .05       $      .01
  Net Gains or (Losses) on Securities (both realized and
    unrealized).......................................................         .71             (.03)            (.01)
                                                                        ----------       ----------       ----------
    Total From Investment Operations..................................  $      .76       $      .02       $      .00
                                                                        ----------       ----------       ----------
Less Distributions:
  Dividends (from Net Investment Income)..............................        (.05)            (.03)
                                                                        ----------       ----------
    Total Distributions...............................................        (.05)            (.03)
                                                                        ----------       ----------
Net Asset Value, End of Period........................................  $     5.70       $     4.99       $     5.00
                                                                        ==========       ==========       ==========
Total Return(2).......................................................       15.23%             .40%            0.00%
Ratios/Supplemental Data:
Net Assets, End of Period.............................................  $7,765,719       $3,007,073       $1,333,852
Ratio of Expenses to Average Net Assets(2)............................        1.00%            1.00%            1.00%
Ratio of Net Investment Income to Average Net Assets(2)...............        1.29%            1.38%             .85%
Portfolio Turnover Rate...............................................          84%             121%               7%

---------------

(1) The Value Equity Series commenced operations on May 19, 1993.

(2) Annualized.

               SECURITY FIRST TRUST U.S. GOVERNMENT INCOME SERIES

                        CONDENSED FINANCIAL INFORMATION

    The following schedule of financial highlights has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report thereon appears in the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                        Year Ended          Year Ended            Year Ended
                                                                       July 31, 1995       July 31, 1994       July 31, 1993(1)
                                                                       -------------       -------------       ----------------
Net Asset Value, Beginning of Period.................................   $       4.91        $       5.07           $   5.00
                                                                        ------------        ------------           --------
Income From Investment Operations:
  Net Investment Income..............................................   $        .21        $        .11           $    .03
  Net Gains or (Losses) on Securities (both realized and
    unrealized)......................................................            .15                (.19)               .04
                                                                        ------------        ------------           --------
    Total From Investment Operations.................................   $        .36        $       (.08)          $    .07
                                                                        ------------        ------------           --------
Less Distributions:
  Dividends (from Net Investment Income).............................           (.14)               (.07)
  Distributions (from Capital Gains).................................                               (.01)
                                                                        ------------        ------------
    Total Distributions..............................................           (.14)               (.08)
                                                                        ------------        ------------
Net Asset Value, End of Period.......................................   $       5.13        $       4.91           $   5.07
                                                                        ============        ============           ========
Total Return(2)......................................................           7.33%              (1.58)%             7.10%
Ratios/Supplemental Data:
Net Assets, End of Period............................................   $  5,996,149        $  3,424,487           $469,060
Ratio of Expenses to Average Net Assets(2)...........................            .70%                .70%               .70%
Ratio of Net Investment Income to Average Net Assets(2)..............           5.19%               3.62%              3.91%
Portfolio Turnover Rate..............................................             16%                 17%                 0%

---------------

(1) The U.S. Government Income Series commenced operations on May 19, 1993.

(2) Annualized.

                               SERIES PERFORMANCE

    Information concerning the performance of the series of the Trust is contained in the Annual and Semi-annual Reports for the Trust, copies of which may be obtained free of charge by writing to the Trust at 11365 West Olympic Boulevard, Los Angeles, California, 90064, Attention: Customer Service or by calling (310) 312-6100 or (800) 283-4536.

                                   THE TRUST

    The Trust was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts business trust.

    The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company ("mutual fund") under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of investments or investment policy.

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareholder approval. Shares of the Series, when issued, are without par value, fully paid, fully transferable and redeemable at the option of the shareholder. Pursuant to this authority, the Board of Trustees established the Value Equity Series and the U.S. Government Income Series on January 11, 1993.

    The Trust's business activities are the responsibility of its Board of Trustees. Investment advisory services are provided to the two Series described herein by Security First Investment Management Corporation ("Security Management"). Virtus Capital Management, Inc. ("Virtus") is a sub-adviser to Security Management and provides investment management services to the Value Equity Series and the U.S. Government Income Series. (See "Sub-Adviser", page
9).

                                   THE SERIES

    Each Series described herein operates as a diversified, open-end management investment company and each is treated as a regulated investment company under the Internal Revenue Code of 1986 ("Code"). Each share of a Series represents an equal proportionate interest in the Trust with each other share of that Series. Every share of a Series has an equal proportionate interest in the net assets and net liabilities of that Series, equal rights to all distributions and is entitled to one vote for all permitted purposes. Each Series' assets are segregated and a shareholder's interest in the Trust is limited to the Series in which the shareholder invests. Each Series continually offers its shares for sale at net asset value without sales or redemption charges.

                       INVESTMENT OBJECTIVES AND POLICIES

    Each Series has its own investment objectives and policies designed to meet specific investment goals. There can be no assurance that a Series will achieve its objectives. The actual return to a contract owner will be affected by contract fees and separate account charges, as well as the charges imposed by the Trust. Prospective investors should consult their contract prospectus regarding these additional fees and charges. Each Series also has certain investment policies and restrictions which are described in the Statement of Additional Information incorporated herein by reference. The investment objectives and restrictions of each Series are deemed to be fundamental policies which may not be changed without a majority vote of its shareholders.

                              VALUE EQUITY SERIES

INVESTMENT OBJECTIVE

    The investment objective of the Value Equity Series is to provide growth of capital and income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Series will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

    The Value Equity Series pursues its investment objective by investing in the securities of high quality companies. Emphasis is placed on stocks where the value is low when compared to present earnings. The Value Equity Series' investment approach is based on the conviction that, over the long term, the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly-held corporations. Unless indicated otherwise, the investment policies of the Series may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

    Acceptable Investments. The securities in which the Value Equity Series invests include but are not limited to the following securities.

    Common Stocks. The Value Equity Series invests primarily in common stocks of companies selected by the Series' subadviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, these companies will be in the top 30% of their industries with regard to revenues. However, other factors such as product position, market share, potential earnings growth, or asset values will be considered by the subadviser and may outweigh revenues. At least 65% of the Series' portfolio will be invested in common stocks, unless it is in a defensive position.

    Other Corporate Securities. The Value Equity Series may invest in preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies.

    Commercial Paper. The Value Equity Series may invest in commercial paper rated A-1 by Standard & Poor's Corporation, or Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service Inc. and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

    Bank Instruments. The Value Equity Series may invest in instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), Eurodollar Time Deposits ("ETDs") and American Depository Receipts ("ADRs"). ADRs are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer.

    Repurchase Agreements. Certain securities in which the Value Equity Series invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Series and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Series, the Series could receive more or less than the repurchase price on any sale of such securities.

    U.S. Government Securities. The Value Equity Series may invest in securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities including those obligations purchased on a when-issued or delayed delivered basis.

    Put and Call Options. The Value Equity Series may purchase put options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Series holds against decreases in value. The Series may also write covered call options on all or any portion of its portfolio to generate income for the Series. The Series will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it hs segregated cash or U.S. government securities in the amount of any additional consideration.

    The Value Equity Series may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Series are not traded on an exchange. The Series purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Series' subadviser.

    Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-trade options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Series will not buy call options or write put options without further notification to shareholders.

    Financial Futures and Options on Futures. The Value Equity Series may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in stock prices. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

    The Value Equity Series may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Series writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Series is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

    The Value Equity Series may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Series' existing futures positions and premiums paid for related options would exceed 5% of the market value of the Series' total assets. When the Series purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Series' custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

    Lending of Portfolio Securities. In order to generate additional income, the Value Equity Series may lend portfolio securities up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Series will only enter into loan arrangements with broker/dealers, banks, or other institutions which the subadviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

    When-Issued and Delayed Delivery Transactions. The Value Equity Series may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure may cause the Series to miss a price or yield considered to be advantageous.

                         U.S. GOVERNMENT INCOME SERIES

INVESTMENT OBJECTIVE

    The investment objective of the U.S. Government Income Series is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Series will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

    The U.S. Government Income Series pursues its investment objective by investing primarily in securities which are primary or direct obligations of the U.S. government, its agencies, or instrumentalities or which are guaranteed by the U.S. government, its agencies, or instrumentalities ("U.S. Government Securities"). The Series may also invest in certain collateralized mortgage obligations ("CMOs") and adjustable rate mortgage securities ("ARMS"), both of which represent or are supported by direct or indirect obligations of the U.S. Government or its instrumentalities. As a matter of investment policy which can be changed without shareholder approval, the Series will invest, under normal circumstances, at least 65% of the value of its total assets in U.S. Government Securities (including such CMOs and ARMS). Unless indicated otherwise, the investment policies of the Series may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

    The U.S. government securities in which the Series invests include:

    - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

    - obligations of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Federal Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation.

    The obligations of U.S. government agencies or instrumentalities which the Series may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farmers Home Administration, Federal Farm Credit Banks, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

    CMOs. The U.S. Government Income Series may also invest in CMOs which are rated AAA or better by a nationally recognized rating agency and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Series may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal.

    ARMS. ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the U.S. Government Income Series invests are issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration ("FHA") or Veterans Administration ("VA"), while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

    Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Series, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. governmental securities.

    Repurchase Agreements. The U.S. government securities in which the U.S. Government Income Series invests may be purchased pursuant to repurchase agreements. For a discussion of repurchase agreements, see "Value Equity Series -- Repurchase Agreements", page 6.

    When-Issued and Delayed Delivery Transactions. The U.S. Government Income Series may purchase U.S. government securities on a when-issued or delayed delivery basis. For a discussion of these transactions, see "Value Equity Series -- When-Issued and Delayed Delivery Transactions", page 7.

    Lending of Portfolio Securities. In order to generate additional income, the U.S. Government Income Series may lend portfolio securities subject to the same limitations as those applicable to the Value Equity Series' portfolio lending activities (see "Value Equity Series -- Lending of Portfolio Securities", page 7.

    Mortgage backed securities evidence an undivided interest in mortgage pools. These securities are subject to more rapid repayment than their stated maturity would indicate because prepayments of principal on mortgages in the pool are passed through to the holder of the securities. During periods of declining interest rates, prepayments of mortgages in the pool can be expected to increase. The pass-through of these prepayments would have the effect of reducing the Series' position in these securities and requiring the Series to reinvest the prepayments at interest rates prevailing at the time of reinvestment. In addition, if such securities were purchased at a premium, the Series could experience a capital loss if prepayment is effected before the premium has been amortized.

                            MANAGEMENT OF THE TRUST

TRUSTEES

    Management of the business and affairs of the Trust and the exercise of its Trust powers are the responsibility of the Board of Trustees.

INVESTMENT ADVISER

    Security Management serves as the investment adviser and manager of the two Series described herein pursuant to a Master Investment Management and Advisory Agreement ("Advisory Agreement"), dated May 18, 1994. Security Management, a Delaware corporation, is a subsidiary of Security First Group, Inc. ("SFG") (formerly The Holden Group, Inc.), also a Delaware corporation, whose business primarily involves insurance marketing and service. Security Management and SFG maintain their principal place of business at 11365 West Olympic Boulevard, Los Angeles, California 90064. The voting securities of SFG are owned by London Insurance Group, Inc., a Canadian insurance services corporation which is a publicly traded subsidiary of Trilon Financial Corporation of Toronto, Canada. Security Management is affiliated with and investment adviser to Security First Life Insurance Company and Fidelity Standard Life Insurance Company.

    Under the Advisory Agreement, Security Management is responsible to the Trust as its exclusive investment adviser and business manager to manage the investments of each of the Series of the Trust in accordance with the investment objectives and policies, programs and restrictions of each Series. Pursuant to the Advisory Agreement, Security Management shall obtain and evaluate information relating to the economy, industries, business, securities markets, and particular issues of securities. In addition, Security Management agrees to formulate and implement a continuing program for the management of each Series' assets, give investment advice and manage the investment and reinvestment of each Series' securities. Security Management's obligations include the making and execution of all investment decisions, the placement of orders for the purchase and sale of securities with or through such brokers, dealers or issuers as Security Management may select, the furnishing to the Trust any necessary office space, equipment and personnel, clerical and bookkeeping services and other necessary office expenses, and the providing of services of individuals who perform executive and administrative functions for the Trust.

    Under the Advisory Agreement, Security Management receives an advisory fee from each Series described herein at the following annual rates: Value Equity Series .90%, and U.S. Government Income Series .90%. The advisory fee, which is accrued daily and payable monthly, is based on the average daily net assets of each Series.

SUB-ADVISER

    Under the Advisory Agreement, Security Management has authority to delegate to one or more sub-advisers certain of its investment advisory functions, subject to supervision by Security Management. Pursuant to this authority, Security Management has executed a Sub-Advisory Agreement with Virtus, the successor in interest to Signet Asset Management. Virtus is a Maryland corporation with its principal offices located at 707 East Main Street, Suite 1300, Richmond, Virginia 23219. Effective as of March 1, 1995, Virtus assumed the obligations of Signet Asset Management, a division of Signet Trust Company, under the Sub-Advisory Agreement. This assumption resulted from a corporate reorganization under which all of the operations and personnel of Signet Asset Management were transferred to Virtus. Signet Banking Corp., the sole stockholder of Signet Trust Company, is the sole stockholder of Virtus. Signet Banking Corp. is a multi-state, multi-bank holding company which has provided investment management services since 1956. As of September 30, 1995, Virtus had investment authority over $2.2 billion in assets, of which Virtus is managing $241 million in equities. Virtus advises seven mutual funds having over $1 billion in assets. In addition, Virtus manages three equity common trust funds with $43.9 million in assets and three fixed income common trust funds with $190.9 million in assets. Shares of the Value Equity Series and the U.S. Government Income Series are not deposits of, or endorsed or guaranteed by, Signet Trust Company or its affiliates, and are not federally insured.

    Under the Sub-Advisory Agreement, Virtus provides investment management services to each of the respective Series for which it serves as subadviser. The subadviser has the discretion to purchase or sell securities on behalf of the Trust and to communicate with brokers, dealers, custodians or other parties on behalf of the Trust and to allocate brokerage or obtain research services. In performing these services, the subadviser obtains and evaluates information relating to the economy, industries, business, securities markets and securities as it may deem necessary and it must formulate and implement a continuing plan for performance of its services.

    The Sub-Advisory Agreement with Virtus provides that Security Management shall pay a subadvisory fee to Virtus at an annual rate equal to .75% of the average daily net assets of each Series it subadvises, which fees are accrued daily and paid monthly.

PORTFOLIO MANAGERS

    James M. Baker has been the Portfolio Manager for the Value Equity Series since October 1995. He has been a portfolio manager with Virtus for more than three years and his other duties include equity and balanced investment portfolios for institutional and personal accounts. Prior to Virtus, he was a portfolio manager with a large regional bank.

    John S. Hall has been the portfolio manager for the U.S. Government Income Series since August 1995. Prior to his employment with Virtus, John was a portfolio manager with another bank located in New Orleans, Louisiana.

EXPENSES

    Under the Advisory Agreement, each Series will pay its fair share of the expenses related to the Trust's legal and independent accounting and auditing expense, costs related to reports, notices and proxy material, compensation and expense of disinterested trustees, share issuance expenses, expenses of custodians, transfer agents, registrars and other agents, brokers' commissions, all taxes and fees payable to governmental agencies, expenses of shareholders' and Trustees' meetings and interest expenses. These expenses are paid from the income received by each Series in the form of dividends or interest on investments. In the event that a Series' income is insufficient to pay its share of the Trust's expenses, they will be paid from that Series' capital. Security Management is responsible for paying all expenses and charges not assumed by the Trust.

    For the fiscal year ended July 31, 1995 the ratios of total expenses to average net assets were: 1.00% for the Value Equity Series and .70% for the U.S. Government Income Series. Under the Advisory Agreement, Security Management and Virtus are obligated, to the extent required by law, to defer their advisory fees paid with respect to a Series if the aggregate annual operating expenses of the Series, exclusive of its share of taxes, interest, brokerage fees and certain extraordinary expenses, exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of any remaining average net assets. While they are not obligated to do so, Security Management and Virtus have agreed to continue, until notice to the contrary, to defer their fees (and make contribution in respect of excess expenses) in order to maintain the expense ratios of the Value Equity and the U.S. Government Income Series at a level of 1.00% and .70% respectively, or less.

    In regard to the Value Equity Series, for the fiscal year ended July 31, 1995, Security Management earned advisory fees of $45,690 ($7,615 after payment of subadvisory fees). Of this amount, Security Management waived $28,437 ($3,601 after waiver of subadvisory fees). Virtus earned subadvisory fees of $38,075 and of this amount, it waived $24,836. In addition Virtus reimbursed the Series for its expenses in the amount of $8,177.

    In regard to the U.S. Government Income Series, for the fiscal year ended July 31, 1995, Security Management earned advisory fees of $42,206 ($7,034 after payment of subadvisory fees). Of this amount, Security Management waived $32,025 ($3,216 after waiver of subadvisory fees). Virtus earned subadvisory fees of $35,172 and of this amount, it waived $28,809. In addition, Virtus reimbursed the Series for its expenses in the amount of $4,932.

                          HOW TO BUY AND REDEEM SHARES

DETERMINING NET ASSET VALUE

    The net asset value per share of each Series is determined as of the close of regular trading on the New York Stock Exchange, or such other time as shall be determined by the Trustees, on each day in which there is a sufficient degree of trading in a Series' portfolio securities that the current net asset value per share of the Series might be materially affected by changes in the value of portfolio securities. The net asset value per share of the Value Equity Series and the U.S. Government Income Series will fluctuate. Net asset value per share is computed by dividing the value of the securities held by a Series plus any cash or other assets (including interest and dividends accrued but not received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses are accrued daily.

BUYING SHARES

    Trust shares are sold solely to life insurance company separate accounts to fund variable contracts, to life insurance company general accounts and to any other investors permitted under section 817(h) of the Code and the regulations thereunder. Individuals wishing to invest in shares of any of the Series should refer to the prospectus of the separate account through which shares of the Trust are purchased.

    The Trust markets its own shares; it does not utilize the services of an underwriter. The shares of any of the Series may be purchased by the insurance company directly from the Trust at the net asset value per share. There are no minimum purchase amounts. The Trust reserves the right to accept or reject any order. An order to purchase shares of a Series is not binding on the Trust until payment has been received.

    Applications to purchase shares of the Series are available from the Trust. Requests for such applications should be addressed to Security First Trust, 11365 West Olympic Boulevard, Los Angeles, California 90064.

    Purchases of the shares of a Series are made at the net asset value per share determined following receipt of an order by the Trust, without the assessment of a sales charge. The Trust may not sell shares of any Series at less than net asset value.

    An insurance company separate account may enter into a participation agreement under which the separate account may periodically purchase shares of any of the Series on the terms specified in the agreement. Checks drawn on foreign banks will not be accepted unless provision has been made for payment through a U.S. bank in U.S. dollars. If full payment does not accompany the order, full payment must be received by the Trust no later than seven days following the date that the order is received. If payment is not received within the stipulated time period, the order is subject to cancellation.

    As a condition of this offering, if an order to purchase shares of any of the Series is cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Series by reason of such cancellation, and if the purchaser remains a shareholder, the Trust will have authority as agent of the shareholder to reimburse the Series for the loss incurred. Investors whose orders have been cancelled may be prohibited or restricted from placing future orders.

REDEMPTION OF SHARES

    Upon written request, the Trust will redeem Series shares from shareholders of record at the per share net asset value next determined after receipt by the Trust of the request, together with any additional documents which may be required for redemption. The written request must be executed by each registered owner exactly as the shares are registered, and the request or the share power must specify the total number of shares to be redeemed. There is no charge for either partial or complete redemption. Such a request should also identify the shareholder's account by number.

    It is requested that all redemption requests made by mail be sent by certified mail with return receipt requested. Redemption will not become effective until all documents in the form required have been received by the Trust. Payment for shares redeemed generally will be made by the Trust within seven days of receipt of the written redemption request.

    A shareholder may receive more or less than was paid for the shares depending on the investment experience of the portfolio securities held by a Series and the value of such securities at the time of redemption. Such a transaction may result in a taxable event (gain or loss) to the shareholder.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

DISTRIBUTIONS BY SERIES

    The present policy of the Value Equity Series and the U.S. Government Income Series is to pay dividends from their net investment income from time to time, as determined by the Board of Trustees. It is also the policy of these two Series to distribute net realized long-term capital gains, if any, at least once each year.

    Unless the shareholder elects otherwise, dividends and capital gain distributions of both Series are automatically reinvested in additional shares. Such shares are credited to the shareholder's account at net asset value on a date which is determined by the Board of Trustees and which is between the record date and the payment date. In the initial application to purchase shares of a Series, the shareholder may specify that dividends are to be paid in cash and capital gain distributions reinvested in additional shares, or that all dividends and distributions are to be paid in cash. The shareholder's instructions with respect to the payment of distributions by a Series may be changed without cost by a request made in writing to the Trust. To be effective as to any dividend or capital gain distribution, the shareholder's written request for a change must be received by the Trust prior to the declaration thereof and in any event at least thirty days before the date set for payment.

TAXATION OF SHAREHOLDERS

    Under the Internal Revenue Code ("Code") each Series is treated as a separate regulated investment company providing the qualification requirements of Subchapter M of the Code are met. The Trust intends each Series to qualify as a regulated investment company. As a general rule, distributions from a regulated investment company to its shareholders are taxed in the following manner: (a) distributions derived from interest, dividends and net short-term capital gains are taxable to the shareholder as ordinary income, and (b) distributions derived from net long-term capital gains are taxable to the shareholder as long-term capital gains regardless of the actual length of time the shareholder has owned the investment company's shares.

    Because the Series' shares are sold only to life insurance companies as the underlying investment media for their separate accounts and to other entities permitted under Section 817(h) of the Code, the foregoing rules are modified by special rules of the Code for taxing life insurance companies. Under these special rules, a life insurance company generally will not incur any federal income tax liability on Series distributions to a separate account on a variable contract as defined in Section 817(d) of the Code. See the contract prospectus for information regarding the federal income tax treatment of the contracts and distributions to the separate account.

DIVERSIFICATION REQUIREMENTS

    Each Series intends to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Series by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because section 817(h) and those regulations treat the assets of each Series as assets of the related separate account, of each Series. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Series may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. governmental agency and instrumentality is considered a separate issuer for these purposes, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered to be the same issuer. Similarly, all repurchase agreements purchased from a broker-dealer will be considered the securities issued by that broker-dealer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, governmental securities and securities of other investment companies meeting the requirements of Subchapter M. Failure of a Series to satisfy the section 817(h) requirements may result in taxation of the insurance company issuing the contracts, and in less favorable tax treatment of the contract holders than as is described in the applicable contract prospectus.

                                  TRUST SHARES

    On any matter submitted to all shareholders of the Trust, shares of each Series entitle their holders to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Series' shares. However, on matters affecting an individual Series, a separate vote of shareholders of that Series is required. Shareholders of a Series are not entitled to vote on any matter which does not affect that Series but which requires a separate vote of another Series. The Trust is not required to hold annual meetings of its shareholders. Those persons elected as the initial Trustees will continue in office until they resign, die or are removed by a written instrument signed by at least two-thirds of the Trustees, by vote of shareholders of the Trust holding not less than two-thirds of the shares then outstanding, cast in person or by proxy at a meeting called for the purpose; or by a written declaration signed by shareholders holding not less than two-thirds of the shares then outstanding and filed with the Trust's custodian, The Bank of New York, 48 Wall Street, New York, New York 10286.

    Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Board of Trustees or a Trustee. The Declaration of Trust provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the

Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                             EFFECT OF BANKING LAWS

    Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. Virtus is subject to such banking laws and regulations.

    Virtus believes, based on the advice of its counsel, that Virtus may serve as subadviser for the Value Equity Series and the U.S. Government Income Series without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes or regulations, could prevent Virtus from continuing to perform in its capacity as subadviser to the Trust. If it were prohibited from engaging in this activity, the Trustees would consider alternative subadvisers and means of continuing available investment services. It is not expected that existing shareholders would suffer any adverse financial consequences (if other subadviser with equivalent abilities to Virtus is found) as a result of any of these occurrences.

    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

                               PORTFOLIO TURNOVER

    The Value Equity Series conducts portfolio transactions to accomplish its investment objective as market conditions change, to invest new money obtained from selling its shares and to meet redemption requests. The Value Equity Series may dispose of portfolio securities at any time if it appears that selling the securities will help the Series achieve its investment objective. However, relatively high portfolio turnover may result in higher transaction costs to the Series. It is not anticipated that the portfolio trading engaged in by the Value Equity Series will result in an annual rate of portfolio turnover exceeding 100%. Although the U.S. Government Income Series does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Series' subadviser believes it is appropriate to do so in light of the Series' investment objective, without regard to the length of time a particular security may have been held. The subadviser to the U.S. Government Income Series does not anticipate that portfolio turnover will result in adverse tax consequences. The U.S. Government Income Series estimates that the annual rate of portfolio turnover will not exceed 100%.

                                    REPORTS

    Trust shareholders will be kept informed through annual and semi-annual reports showing the financial activities of the Series in which they have invested. Financial statements of the Trust will be audited annually by certified public accountants. Shareholder inquiries should be addressed to Security First Trust: Customer Service, 11365 West Olympic Boulevard, Los Angeles, California 90064.

                               LEGAL PROCEEDINGS

    There are no material pending legal proceedings, other than ordinary routine litigation incidental to its business, to which the Trust or Security Management is a party.

TABLE OF CONTENTS
OF STATEMENT OF
ADDITIONAL INFORMATION

                                                                                 PAGE
                             The Trust.........................................    3
                             Investment Policies and Restrictions..............    4
                             Investment Adviser and Other Services.............   14
                             Principal Holders of Securities...................   17
                             Management of the Trust...........................   18
                             Brokerage.........................................   19
                             Portfolio Turnover................................   20
                             Pricing and Redemption of Securities Being
                               Offered.........................................   21
                             Taxation..........................................   22
                             Bond Ratings......................................   23
                             Commercial Paper Ratings..........................   25
                             Custodian.........................................   26
                             Independent Auditors..............................   27
                             Federal Regulation of Shares......................   27
                             Legal Counsel.....................................   27

                                                       Rule 497(c)
                                                       '33 Act File No.  2-51173


                              SECURITY FIRST TRUST

                            GROWTH AND INCOME SERIES
                                  BOND SERIES
                         U.S. GOVERNMENT INCOME SERIES

                          11365 West Olympic Boulevard
                         Los Angeles, California  90064
                                 (310) 312-6100





                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus of Security First Trust (the "Trust"), dated December 1, 1995, which may be obtained by writing to Security First Trust, 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention:
Customer Services or by telephoning (310) 312-6100 or (800) 283-4536.





The date of this Statement of Additional Information is December 1, 1995.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Trust                                                                   3

Investment Policies and Restrictions                                        4

Investment Adviser and Other Services                                       15

Principal Holders of Securities                                             21

Management of the Trust                                                     21

Brokerage                                                                   22

Portfolio Turnover                                                          25

Pricing and Redemption of Securities Being Offered                          25

Taxation                                                                    27

Bond Ratings                                                                28

Commercial Paper Ratings                                                    29

Custodian                                                                   31

Independent Auditors                                                        31

Federal Registration of Shares                                              31

Legal Counsel                                                               31

                                   THE TRUST

GENERAL INFORMATION ABOUT THE TRUST

          Security First Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end investment management company. The Trust was established pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts as a voluntary association known as a "Massachusetts business trust." It operates as a "series company" as that term is used in Rule 18f-2 under the 1940 Act with four series of shares, three of which are the Growth and Income Series, the Bond Series and the U.S. Government Income Series.

          The assets received by the Trust from the issue or sale of the shares of a Series and all income, earnings, profits and proceeds attributable to them, subject only to the rights of creditors, are specifically allocated to that Series and are required to be segregated on the books of account of the Trust. The assets of a Series are also required to be charged with all of the expenses attributable to that Series. Any general expenses of the Trust not readily identifiable as belonging to a particular Series shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

          Each share of a Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to such dividends and distributions out of the income belonging to that Series as are declared by the Board of Trustees. Upon the liquidation of a Series, its shareholders are entitled to share pro rata in the net assets belonging to that Series available for distribution.

          As described under "Trust Shares" in the prospectus, the Declaration of Trust provides that no annual or regular meetings of shareholders are required. In addition, after the Trustees were initially elected by shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the 1940 Act.

          The 1940 Act specifically requires that a shareholder meeting be held for the purpose of electing Trustees if at any time less than a majority of the Trustees has been elected by the shareholders of the Trust. The shareholders also have the power to remove a Trustee by the affirmative vote of the holders of not less than two-thirds of the shares of the Trust outstanding and entitled to vote either by a declaration in writing filed with the custodian or by votes cast in person or by proxy at a meeting called for the purpose of removal. The Trustees will promptly call such a meeting when requested to do so by the record holders of not less than 10 percent of the outstanding shares.

          Ten or more shareholders who have been shareholders for at least six months preceding the date of application and who hold in the aggregate either shares having a net asset value of at least $100,000 or at least 1 percent of the outstanding shares, whichever is less, may apply in writing to the Trustees stating that they wish to communicate with other shareholders to obtain signatures in order to request a meeting to remove a Trustee. This application must be accompanied by the proposed communication and form of the request that they wish to transmit. The Trustees will, within five business days after receipt of such application, either afford to the applicants access to a list of the names and addresses of all shareholders or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

          Shares of each Series vote separately as a class on any matter submitted to shareholders except as to voting for Trustees and as otherwise required by the 1940 Act, in which cases the shareholders of all of the Series vote together as one class. In the event that the Trustees determine that a matter affects only the interest of one or more Series, then only the shareholders of the affected Series will be entitled to vote on the matter.

                      INVESTMENT POLICIES AND RESTRICTIONS

          Certain of the investment policies and restrictions of the Series described below are fundamental policies that may not be changed without the approval of at least a majority of the outstanding shares of a Series or of 67% of the shares of a Series represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Series are represented. Investment policies or restrictions which are not fundamental may be changed without the approval of shareholders.

GROWTH AND INCOME SERIES

          The following investment policies of the Growth and Income Series are fundamental. While the purchase of equity securities will generally be limited to seasoned and readily marketable securities of issuers listed on national securities exchanges, the Growth and Income Series may invest in securities not listed on a national exchange but generally such securities will have well-established over-the-counter markets. The fixed income debt instruments in which this Series may invest include: (1) marketable straight debt securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A or Baa) or by Standard & Poor's (AAA, AA, A or
BBB); (2) securities issued or guaranteed by the United States government or its agencies or instrumentalities; (3) marketable securities issued or guaranteed by the Dominion of Canada, any Province of Canada, or any instrumentality or political subdivision thereof; (4) bank obligations such as certificates of deposit and bankers' acceptances having investment quality and which in the opinion of the Board of Trustees are comparable with debt securities which may be purchased by the Series as described in (1) above; (5) commercial paper; (6) repurchase agreements; and (7) other debt securities including securities convertible into or carrying warrants to purchase common stock or other equity interests. The Growth and Income Series reserves the right to hold cash reserves, and it may do so temporarily as the Board of Trustees deems necessary for defensive or emergency purposes.

INVESTMENT RESTRICTIONS FOR THE GROWTH AND INCOME SERIES

          As matters of fundamental investment policy, the Growth and Income Series may not: (1) purchase any security if, as a result of such purchase, more than 5% of the value of a Series' total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (2) purchase any security if, as a result of such purchase, more than 10% of the outstanding securities of any class of any issuer would be held by a Series (for this purpose, all indebtedness of any issuer shall be deemed a single class), except securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities; (3) purchase any security if, as a result of such purchase, 25% or more of the value of a Series' total assets would be invested in the securities of issuers having their principal business activities in the same industry, except this limitation does not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances; (4) purchase any security if, as a result of such purchase, more than 5% of the value of a Series' total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, except obligations issued or guaranteed by the United States Government or any of its agencies or instrumentalities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor issuer or unconditional guarantor of such issuer);
(5) purchase securities with legal or contractual restrictions on resale ("restricted securities") (excluding repurchase agreements), except debt securities in private placements within the limits imposed in restriction (11) below pertaining to loans; (6) purchase or sell real estate, except that the Series may invest in the securities of companies whose business involves the purchase or sale of real estate; (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or organization; (8) purchase or sell commodities or commodity contracts; (9) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (10) make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance or purchases of portfolio securities; (11) make loans, except that the Series may acquire publicly distributed bonds, debentures, notes and other debt securities and may enter into repurchase agreements; (12) borrow money, except as a temporary measure for extraordinary or emergency purposes and then only from banks in amounts not exceeding the lesser of 10% of a Series' total assets valued at cost or 5% of its total assets valued at market and only if immediately thereafter there is an asset coverage of at least 300%; (13) invest in puts, calls, straddles, spreads, or any combinations thereof; (14) mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (12) and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed

10% of its net assets taken at market; (15) underwrite securities issued by other persons; (16) invest in companies for the purpose of exercising management or control; (17) purchase or retain the securities of any issuer if, to the knowledge of the Trustees, those Trustees or officers of the Trust and of its investment adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities; (18) purchase any securities which would cause more than 2% of the value of either of the Series' total assets at the time of such purchase to be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of either's total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by the Series in units with or attached to debt securities; (19) issue securities or other obligations senior to shares of the Series; and (20) purchase any security if, as a result of such purchase, more than 10% of the value of either Series' total assets would be invested in foreign securities which are not publicly traded in the United States.

BOND SERIES

         The following investment policies of the Bond Series are not fundamental. Under normal circumstances, the Bond Series will invest not less than 65% of its total assets in fixed-income debt instruments, including debt securities issued in private placements. The Series may also invest in residential and commercial real estate mortgages secured by first liens and up to 10% of the value of its total assets in common and preferred stocks. U.S. dollar denominated foreign fixed income debt securities and Canadian government securities may also be purchased. The series may enter into financial futures contracts or options on financial futures contracts for hedging and non-hedging purposes where such is deemed in the interest of shareholders. The percentage of the Series' assets which may be invested in common and preferred stocks, as opposed to investments in fixed-income instruments, can be expected to vary from time to time in light of changes in business and market conditions, fiscal and monetary policies and underlying security values and shall be limited to securities listed on a national securities exchange or regularly traded on a national or regional basis.

          The fixed income debt instruments in which the Bond Series may invest include: (1) marketable convertible and non-convertible debt securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa A or Baa) or by Standard & Poor's (AAA, AA, A or BBB) or comparable unrated securities; (2) marketable convertible and non-convertible debt securities rated at the time of purchase within the grades Ba or B assigned by Moody's or grades BB or B assigned by Standard & Poor's or comparable unrated securities, limited to a maximum of 20% of the value of the Series total net assets; (3) securities issued or guaranteed by the United States government or its agencies or instrumentalities; (4) U.S. dollar denominated marketable foreign securities; (5) securities issued or guaranteed by the Dominion of Canada, and any Province of Canada, or any instrumentality or political subdivision thereof; (6) bank obligations such as certificates of deposit and bankers' acceptances having investment quality and which in the opinion of the Board of Trustees are comparable with debt securities which may be purchased by the Series as described in (1) above;
(7) commercial paper; (8) repurchase agreements; (9) other debt securities including securities convertible into or carrying warrants to purchase common stock or other equity interests; and (10) mortgage-backed securities as well as residential and commercial real estate mortgages secured by first liens. The Series reserves the right to hold cash reserves, and it may do so temporarily as management deems necessary for defensive or emergency purposes.


INVESTMENT RESTRICTIONS FOR THE BOND SERIES

          The Bond Series has certain fundamental policies which may not be changed without shareholder approval. At a meeting of shareholders held on June 6, 1994, the Board was granted the authority to make certain other policies "non-fundamental," meaning that these policies may be changed by actions of the Board of Trustees.

          As matters of fundamental investment policy, the Bond Series may not:
(1) purchase any security if, as a result of such purchase, more than 5% of the value of the Series' total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the United States Government or its agencies or instrumentalities; (2) purchase any security if, as a result of such purchase, more than 10% of the outstanding securities of any class of any issuer would be held by the Series (for this purpose, all indebtedness of any issuer shall be deemed a single class), except securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities; (3) purchase any security if, as a result of such purchase, 25% or more of the value of a Series' total assets would be invested in the securities of issuers having their principal business activities in the same industry, except this limitation does not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances; (4) purchase or sell commodities or commodity contracts; (5) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs; (6) make loans, except that the Series may acquire publicly distributed bonds, debentures, notes and other debt securities and may enter into repurchase agreements; (7) borrow money, except as a temporary measure for extraordinary or emergency purposes and then only from banks in amounts not exceeding the lesser of 10% of the Series' total assets valued at cost or 5% of its total assets valued at market and only if immediately thereafter there is an asset coverage of at least 300%; (8) mortgage, pledge or hypothecate securities, except in connection with the borrowings permitted under restriction (7) and then only where the market value of the securities mortgaged, pledged or hypothecated does not exceed 10% of its net assets taken at market; (9) underwrite securities issued by other persons;
(10) invest in companies for the purpose of exercising management or control;
(11) purchase or retain the securities of any issuer if, to the knowledge of the Trustees, those Trustees or officers of the Trust and of its investment adviser who each own beneficially more than 0.50% of the outstanding securities of such issuer together own beneficially more than 5% of such securities; and (12) issue securities or other obligations senior to shares of the Series.

         The following investment restrictions are not fundamental to the Bond Series. The Bond Series may not: (1) invest more than 5% of its total assets in the securities of companies with less than 3 years of continuous operation unless such securities are guaranteed by the United States, Canada or a foreign government; (2) purchase securities of open-end investment companies and may not purchase the shares of closed-end investment companies except in the open market at normal rates; (3) purchase securities on margin or make short sales unless fully covered; (4) invest more than 15% of its total assets in securities with legal or contractual restrictions on resale ("restricted securities") or otherwise illiquid securities (excluding repurchase agreements maturing in less than 7 days); (5) invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof (excluding options on financial futures contracts); (6) enter into a futures contract or purchase an option on a futures contract for non-hedging purposes if the initial margin deposit and premium would exceed 5% of its total assets; (7) purchase or sell real estate or real estate limited partnerships unless acquired as a result of ownership of securities, except that it may invest in the securities of companies that own or deal in real estate; (8) purchase any securities which would cause more than 2% of the value of the Series' total assets at the time of such purchase to be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange, or more than 5% of the value of total assets to be invested in warrants whether or not so listed, such warrants in each case to be valued at the lesser of cost or market but assigning no value to warrants acquired by the Series in units with or attached to debt securities; (9) invest more than 20% of its total assets in high-yield, high-risk bonds (see discussion below on Certain Risk Factors Relating to High-Yield Bonds); or (10) invest more than 10% of total assets in U.S. dollar denominated foreign securities which are not publicly traded in the United States (see Risks and Considerations Applicable to Investment Securities of Foreign Issuers below).

CERTAIN RISK FACTORS RELATING TO THE BOND SERIES INVESTMENTS

HIGH YIELD BONDS. As noted above, the Bond Series may invest up to 20% of its assets in high-yield, high-risk bonds. These bonds present certain risks not normally found in the lower yield investment grade bonds.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. High-yield bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceeding, the Bond Series may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Bond Series' net asset value.

PAYMENT EXPECTATIONS. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Bond Series would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Bond Series' assets. If the Bond Series experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which their expenses can be spread and possibly reducing the Bond Series' rate of return.

LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely the Bond Series' ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

ILLIQUID SECURITIES. The Bond Series may invest up to 15% of its net assets in restricted or illiquid securities. The term "illiquid securities" for this purpose means securities that the Series may not be able to dispose of within seven days in the ordinary course of business at approximately the amount at which the Bond Series has valued the securities. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933.

         However, not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         The Board of Trustees is responsible for establishing policies and procedures for investments in restricted securities and other illiquid securities, and the Board will monitor compliance with these policies and procedures by investment advisers to the Series.

RISKS AND CONSIDERATIONS APPLICABLE TO INVESTMENT IN SECURITIES OF FOREIGN ISSUERS. Elements of risk and opportunity which must be recognized and evaluated by the Investment Adviser when investment in foreign issuers are made for the Bond Series include trade imbalances and related economic policies; expropriation or confiscatory taxation; limitation on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their industries; and other specific local political and economic considerations. Foreign companies and foreign investment practices are generally not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those of U.S. companies. There may be less information publicly available about foreign companies.

         Additional costs may also be incurred in connection with the Bond Series' investment activities in the area of foreign securities. Foreign brokerage commissions are generally higher than in the United States. Administrative difficulties (such as the applicability of foreign laws to foreign custodians in various circumstances including bankruptcy, ability to recover lost assets, expropriation, nationalization, record access, etc.) may be associated with the maintenance of assets in foreign jurisdictions.

U.S. GOVERNMENT INCOME SERIES

         The U.S. Government Income Series invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

         U.S. Government Obligations - The types of U.S. government obligations in which the Series may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: (1) the full faith and credit of the U.S. Treasury;
(2) the issuer's right to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or (4) the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Association; and Federal National Mortgage Association.

         Collateralized Mortgage Obligations (CMOs) - Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         Adjustable Rate Mortgage Securities (ARMS) - Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

         While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns.

         When-Issued and Delayed Delivery Transactions - These transactions are arrangements in which the U.S. Government Income Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Series to miss a price or yield considered to be advantageous.

         These transactions are made to secure what is considered to be an advantageous price or yield for the Series. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

         No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Series sufficient to make payment for the securities to be purchased are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         Repurchase Agreements - The Series or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Series might be delayed pending court action. The Series believes that under the regular procedures normally in effect for custody of the Series' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Series and allow retention or disposition of such securities. The Series will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

         Reverse Repurchase Agreements - The Series may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Series transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Series will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Series to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Series will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Series in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         Lending of Portfolio Securities - The collateral received when the Series lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series. During the time portfolio securities are on loan, the borrower pays the Series any dividends or interest paid on such securities. Loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

INVESTMENT RESTRICTIONS FOR THE U.S. GOVERNMENT INCOME SERIES

         The investment restrictions of the Series described below are fundamental policies that may not be changed without the approval of a least a majority of the outstanding shares of a Series or of 67% of the shares of a Series represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Series are represented.

         As a matter of fundamental policy, the Series may not: (1) issue senior securities except that the Series may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed (the Series will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Series to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Series will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Series will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements); (2) purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities (the deposit or payment by the Series of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin); (3) mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings (in those cases, it may pledge assets having a value of 15% of its assets taken at cost. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge); (4) lend any of its assets except portfolio securities up to one-third of the value of its total assets (this shall not prevent the Series from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Series' investment objective, policy, and limitations or Declaration of Trust); (5) purchase or sell commodities, commodity contracts, or commodity futures contracts; (6) purchase or sell real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein; (7) with respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer; (8) acquire more than 10% of the outstanding voting securities of any one issuer; (9) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry; (10) underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations; or (11) purchase restricted securities if immediately thereafter more than 10% of the net assets of the Series, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

The following limitations for the U.S. Government Income Series may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitation becomes effective. Under these limitations, the Series will not: (1) invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid; (2) invest in other investment companies to the extent of more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general (the Series will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets); (3) invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor; (4) purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities; (5) purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs; (6) invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities (to comply with certain state restrictions, the Series will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. If state restrictions change, this latter restriction may be revised without notice to shareholders. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Series in units with or attached to securities may be deemed to be without value); (7) enter into transactions for the purpose of engaging in arbitrage; (8) purchase put options on securities unless the securities are held in the Series' portfolio and not more than 5% of the value of the Series' total assets would be invested in premiums on open put option positions; (9) write call options on securities unless the securities are held in its portfolio or unless the Series is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment; or (10) sell securities short unless (a) it owns, or has right to acquire, an equal amount of such securities, or (b) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. (The segregated amount will not exceed 10% of the Series' net assets. While in a short position, the Series will retain the securities, rights, or segregated assets).

          Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

REPURCHASE AGREEMENTS

          The Growth and Income Series and the Bond Series may invest in repurchase agreements. A repurchase agreement is an instrument through which an investor (such as a Series) purchases a security from a bank with an agreement by the seller to repurchase the security at the same price, plus interest at a specified rate. The underlying securities are limited to those which would otherwise qualify for investment by the Series. Repurchase agreements usually have a short duration, often less than one week. As a fundamental investment policy of the Growth and Income Series, the Series will not will enter into a repurchase agreement of a duration of more than seven business days if, as a result, more than 10% of the value of the Series' total assets would be so invested. As a non-fundamental policy of the Bond Series, the Series will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days. Neither of the Series will enter into repurchase agreements with securities dealers unless the Series has been advised by legal counsel that such a transaction would not constitute a purchase of an interest in such a dealer under section 12(d)(3) of the Investment Company Act of 1940.

                     INVESTMENT ADVISER AND OTHER SERVICES

          The following sets forth certain additional information concerning Security First Investment Management Corporation ("Security Management"), the investment adviser for the three Series described herein; T. Rowe Price Associates, Inc. ("Price Associates"), the sub-adviser to Security Management for the Growth and Income and

Bond Series; and Virtus Capital Management ("Virtus") the sub-adviser to Security Management for the U.S. Government Income Series.

SECURITY MANAGEMENT AND THE ADVISORY AGREEMENTS

          Security Management serves as the investment adviser to the Growth and Income Series and the Bond Series of the Trust pursuant to a Master Investment Management and Advisory Agreement dated June 6, 1994. Security Management serves as the investment adviser to the U.S. Government Income Series pursuant to a Master Investment Management and Advisory Agreement dated May 18, 1994 (collectively, the "Advisory Agreements"). Security Management was incorporated in Delaware on December 6, 1973 and is a wholly- owned subsidiary of Security First Group, Inc., also a Delaware corporation (formerly, The Holden Group, Inc.). Security Management and Security First Group, Inc. maintain their principal places of business at 11365 West Olympic Boulevard, Los Angeles, California 90064. The common stock of Security First Group is currently wholly owned by London Insurance Group, a Canadian insurance services corporation which is a publicly-traded subsidiary of Trilon Financial Corporation of Toronto, Canada. Security Management also acts as investment adviser to two affiliated insurance companies, Security First Life Insurance Company and Fidelity Standard Life Insurance Company.

          The Advisory Agreements provide that Security Management is responsible for supervising and directing the investments of each of the Series in accordance with the investment objectives of each. Pursuant to the Advisory Agreements, Security Management shall obtain and evaluate information relating to the economy, industries, business, securities markets, and particular issues of securities. In addition, Security Management agrees to formulate and implement a continuing program for the management of each of the Series' assets, give investment advice and manage the investment and reinvestment of the Series' securities. Security Management's obligations include the making and execution of investment decisions, and the placement of orders for the purchase and sale of securities with or through such brokers, dealers or issuers as Security Management may select. Security Management is also authorized to enter into sub-advisory agreements with third parties for the provision of investment advice to Security Management relating to each Series' portfolio of securities, investments, cash and other properties.

          The Advisory Agreements provide that Security Management and the Trust agree to maintain and preserve such accounts, books and records for such period or periods, as may be prescribed by the Securities and Exchange Commission. They also provide that the accounts, books and records will be made available for reasonable inspections by the Securities and Exchange Commission, the Trust's auditors, or any governmental instrumentality having regulatory authority over the Trust.

          Under the Advisory Agreements, the Trust will assume and pay legal and independent accounting and auditing expenses of the Trust, costs related to reports, notices and proxy material, compensation and expense of disinterested trustees, share issuance expenses, expenses of custodians, transfer agents and registrars, brokers' commissions, all taxes and fees payable to governmental agencies, expenses of shareholders' and trustees' meetings and interest expenses. Security Management will be responsible for paying all expenses and charges not assumed by the Trust.

          The Advisory Agreements provide that Security Management, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreements, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Agreements.

          For its services to the Growth and Income Series and Bond Series, Security Management receives from the Trust fees computed by using an annual rate of .50% (1/2 of 1%) based on the average daily net assets of each of the Series. Such compensation is accrued daily and payable monthly.

         For its services to the U.S. Government Income Series, Security Management receives from the Trust fees computed by using an annual rate of 0.90% of the average daily net assets of the Series. Such compensation is accrued daily and payable monthly.

         Security Management is obligated under the Advisory Agreements to waive that portion of its advisory fees, to the extent required by law, where aggregate annual operating expenses of each Series, exclusive of taxes, interest, brokerage fees and certain extraordinary expenses, exceed 2.5% of the first $30.0 million of average net assets of a Trust Series, 2.0% of the next $70.0 million of average net assets of the Series, plus 1.5% of the remaining net assets, calculated on the basis of the Trust's fiscal year. Such expense limitations are currently required by California law. Such waiver (or reimbursement) shall not exceed the full amount of the management fee for such year, except as may be elected by Security Management in its discretion. Each Series (except the U.S. Government Income Series) will subsequently repay Security Management for any amounts so contributed to the Series by Security Management (excluding advisory fees), provided such subsequent repayment does not result in increasing the Series' aggregate annual operating expenses above the expense limitation percentages.

          The Trust determines the aggregate repayment due Security Management from each Series, if any, on the day following the end of the fiscal year. Thereafter, during the fiscal year the Trust will determine any repayment due on a daily basis. Settlement of such repayment amounts from each Series shall be no less frequently than monthly, except where the cumulative expenses of a Series on an annual basis do not exceed the expense limitation percentages. If during a fiscal year payments are made and the expenses of a Series subsequently exceed such limitations, that Series shall recover any prior repayments from Security Management to the extent of the excess determined on August 1.

          For the fiscal years ended July 31, 1995, 1994 and 1993 management fees of $109,066, $92,008 and $70,892 were paid by the Growth and Income Series to Security Management.

          During the fiscal year ended July 31, 1995, management fees in the amount of $10,939 were earned by Security Management from the Bond Series. During the fiscal year ended July 31, 1994, management fees of $11,108 were earned, of which $310 was waived. During the fiscal year ended July 31, 1993, management fees of $9,561 were earned, of which $934 was waived, and $15,424 was paid by the Series to Security Management in reimbursement for prior Series expenses paid by Security Management.

          During the fiscal year ended July 31, 1995, Security Management earned a management fee of $7,034 from the U.S. Government Income Series, but waived $3,216 pursuant to the Advisory Agreement. During the fiscal year ended July 31, 1994, Security Management earned a management fee of $2,595 from the Series but waived $1,052 pursuant to the Advisory Agreement.

          Each Advisory Agreement provides that it will remain in effect for an initial term of two years from its initial effective date and will continue in effect from year to year thereafter as to each Series provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of each Series. In either case, renewal of the Advisory Agreement must be approved by a majority of the Trust's independent Trustees. Each Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated as to a particular Series without penalty by either party upon 60 days' prior written notice to the other party, provided that termination by the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the affected Series.

PRICE ASSOCIATES AND THE PRICE SUB-ADVISORY AGREEMENT

          Price Associates serves as sub-adviser to Security Management with respect to the Growth and Income Series and the Bond Series pursuant to a Sub-Advisory Agreement (the "Price Sub-Advisory Agreement") dated June 6, 1994. Price Associates is a Maryland corporation which was incorporated in 1947, as the successor to the investment counseling business founded by the late Mr. T. Rowe Price in 1937. Its principal offices are located at 100 East Pratt Street, Baltimore, Maryland 21202. Price Associates and its subsidiaries serve as investment advisers to individual and institutional investors (including mutual funds) with total net assets under supervision of approximately $65 billion. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

          Under the Price Sub-Advisory Agreement Price Associates provides investment management services to the Growth and Income Series and the Bond Series of the Trust. Price Associates has the discretion to purchase or sell securities on behalf of the Trust in accordance with the Trust's investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Trust and to allocate brokerage or obtain research services. In performing these services, Price Associates must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

          The Price Sub-Advisory Agreement provides that Price Associates, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Price Sub-Advisory Agreement.

          For its services, Price Associates receives a fee from Security Management computed by using an annual rate of .35% based on the average daily net assets of each Series described herein. Such compensation is accrued daily and payable monthly.

          For the fiscal years ended July 31, 1995, 1994 and 1993, Price Associates received advisory fees from the Growth and Income Series of $255,372, $215,314 and $166,806, respectively. For the fiscal years ended July 31, 1995, 1994 and 1993, the ratios of total expenses to average net assets for this Series were .74%, .78% and .75%, respectively.

          For the fiscal years ended July 31, 1995, 1994 and 1993, Price Associates received advisory fees from the Bond Series of $25,523, $25,980 and $22,386, respectively. For the fiscal years ended July 31, 1995, 1994 and 1993, the ratio of total expenses to average net assets for this Series were 1.29%, 1.30% and 1.45%, respectively.

          The Price Sub-Advisory Agreement provides that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter as to each Series, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of each Series. In either case, renewal of the Price Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Price Sub-Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by a Series of the Trust upon 60 days prior written notice to the other party, provided that termination by a Series of the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series of the Trust.

          No single shareholder owns beneficially more than 10% of the stock of Price Associates.

VIRTUS AND THE VIRTUS SUB-ADVISORY AGREEMENT

         Virtus serves as sub-adviser to Security Management with respect to the U.S. Government Income Series pursuant to a sub-advisory agreement (the "Virtus Sub-Advisory Agreement") dated May 18, 1994. Effective as of March 1, 1995, Virtus assumed the obligations of Signet Asset Management, a division of Signet Trust Company, under the Sub-Advisory Agreement. Signet Banking Corp., the sole stockholder of Signet Trust Company, is the sole stockholder of Virtus. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. As of September 30, 1995, Virtus had investment authority over $2.2 billion in assets. In addition to serving as sub-adviser to the Trust, Virtus acts as investment adviser to the Medalist Funds (formerly, "Signet Select Funds"), a publicly-held mutual fund comprised of a series of investment portfolios. The principal business offices of Virtus are located at 707 East Main Street, Suite 1300, Richmond, Virginia 23219.

         As compensation for providing services under the Virtus Sub-Advisory Agreement, Virtus receives from Security Management a fee computed by using an annual rate of 0.75% based on the average daily net assets of the U.S. Government Income Series. This fee is accrued daily, and paid monthly.

         The Virtus Sub-Advisory Agreement provides that Virtus shall waive its subadvisory fee (in coordination with waivers by Security Management of its fee, as discussed above under "Security Management and the Advisory Agreements", page 15) to the extent the expenses of either New Series must be reduced in order to comply with any state law expense limitation. The Virtus Sub-Advisory Agreement also provides that Virtus may voluntarily waive a greater amount of its fees than would otherwise be required by reason of the foregoing, and may also voluntarily make contributions to a New Series, in order to maintain the expenses of the Series at or below levels that may be required by state law.

         Under the Virtus Sub-Advisory Agreement Virtus provides investment management services to the U.S. Government Income Series. Virtus has the discretion to purchase or sell securities on behalf of the Series in accordance with the Series' investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Series and to allocate brokerage or obtain research services. In performing these services, Virtus must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

         The Virtus Sub-Advisory Agreement provides that Virtus and its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Virtus Sub-Advisory Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations.

         During the fiscal year ended July 31, 1995, Virtus earned a sub-advisor fee of $35,172 from the U.S. Government Income Series, but waived $28,809 pursuant to the Sub-Advisory Agreement. During the fiscal year ended July 31, 1994, Virtus's predecessor earned a sub-advisor fee of $12,976 from this Series but waived $10,577 pursuant to the Virtus Sub-Advisory Agreement.

         The Virtus Sub-Advisory Agreement provides that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of the Series. In either case, renewal of the Virtus Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Virtus Sub- Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by the relevant Series upon 60 days prior written notice to the other party, provided that termination by the Series must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series.


                        PRINCIPAL HOLDERS OF SECURITIES

          Investment companies registered as unit investment trusts under the 1940 Act, Security First Life Separate Account A and Fidelity Standard Life Separate Account, the depositors of which are the Security First Life Insurance Company and Fidelity Standard Life Insurance Company, Los Angeles, California, have entered into participation agreements with the Trust for the purchase of Series shares at net asset value. As of July 31, 1995, Security First Life Separate Account A was the owner of 74.56% of the outstanding shares of Bond Series, 71.23% of the outstanding shares of the Growth & Income Series and 100% of the outstanding shares of the U.S. Government Income Series. As of July 31, 1995, Fidelity Standard Life Separate Account was the owner of 23.58% of the outstanding shares of the Bond Series and 27.05% of the outstanding shares of the Growth & Income Series. The address of Security First Life Separate Account A and Fidelity Standard Life Separate Account and the depositors, Security First Life Insurance Company and Fidelity Standard Life Insurance Company, is 11365 West Olympic Boulevard, Los Angeles, California 90064.

                            MANAGEMENT OF THE TRUST

          The Trustees and officers of the Trust, their principal occupations for the past five years, and the positions they hold with affiliated persons of the Trust are:

          Jack R. Borsting - Trustee. Executive Director, Center for Telecommunications Management, University of Southern California, 3415 South Figueroa, DCC 217, Los Angeles, CA 90089-0871. Prior to 1995, he was the Dean of the Department of Information & Operations Management, School of Business Administration, University of Southern California.

          *Melvin M. Hawkrigg - Trustee and Chairman. Chairman of the Board of Trilon Financial Corporation, BCE Place, 181 Bay Street, Suite 4420, P.O. Box 771, Toronto, Ontario, Canada M5J 2T3.

          Katherine L. Hensley - Trustee. Retired. Formerly, Partner of O'Melveny & Myers. 400 South Hope Street, Los Angeles, CA 90071-2899.

          Lawrence E. Marcus - Trustee. Retired. Formerly, Executive Vice President of Neiman-Marcus Company, a general merchandise retailer. 4616 Dorset, Dallas, Texas 75229.

          Robert G. Mepham - President. 11365 West Olympic Boulevard, Los Angeles, California 90064. President and Chief Executive Officer of Security First Group, Inc. and an officer of its subsidiaries.

          Jane F. Eagle - Senior Vice President, Finance. 11365 West Olympic Boulevard, Los Angeles, CA 90064. Senior Vice President of Security First Group, Inc. and an officer of its subsidiaries.

          Cheryl M. MacGregor - Senior Vice President, Administration. 11365 West Olympic Boulevard, Los Angeles, CA 90064. Senior Vice President, Administration of Security First Group, Inc. and an officer of its subsidiaries.

          Richard C. Pearson - Senior Vice President, General Counsel and Secretary. 11365 West Olympic Boulevard, Los Angeles, California 90064. Senior Vice President, Secretary and General Counsel of Security First Group, Inc. and an officer of its subsidiaries.

          James C. Turner - Vice President, Taxation. 11365 West Olympic Boulevard, Los Angeles, California 90064. Vice President, Taxation of Security First Group, Inc.

          Each "disinterested" Trustee receives a Trustee's fee of $7,000 per year, $1,000 for each Trustees' meeting attended and reimbursement of expenses.

          Ms. Eagle is also Senior Vice President, Finance of Security Management. Mr. Mepham is also Chairman and President of Security Management. Mr. Pearson is also Senior Vice President, General Counsel and Secretary of Security Management. Mr. Turner is also Vice President, Taxation and Assistant Secretary of Security Management.

* Trustees who are "interested persons" as that term is defined in the Investment Company Act of 1940.

                                   BROKERAGE

          Decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust are made by Security Management pursuant to the terms of the Advisory Agreement. However, pursuant to the terms of the Sub-Advisory Agreements, Price Associates and Virtus may allocate brokerage and principal business or obtain research services from organizations with which the Trust or Security Management may be dealing. Security Management is ultimately responsible for implementing these decisions, including the allocation of principal business and portfolio brokerage and the negotiation of commissions.

          In purchasing and selling the Series' portfolio securities, it is Security Management's, Price Associates' and Virtus's policies to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Series' portfolio transactions, consideration will be given to such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and brokerage and research services which they provide to Security Management, Price Associates, Virtus or the Series.

          Security Management, Price Associates or Virtus may cause a Series to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. This determination may be viewed in terms of either that particular transaction or the overall responsibilities of Security Management, Price Associates and Virtus with respect to the accounts over which they exercise investment discretion. In some cases, research services are generated by third parties, but are provided to Security Management, Price Associates or Virtus by or through broker-dealers.

          Price Associates and Virtus may effect principal transactions on behalf of a Series with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities are transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. The Trust does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Trust pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

          Security Management, Price Associates and Virtus receive a wide range of research services from broker-dealers including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analysis. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to Security Management's, Price Associates' and Virtus's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

          Each year Security Management, Price Associates and Virtus assess the contribution of the brokerage and research services provided by broker-dealers and allocate a portion of the brokerage business of their clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

          Security Management, Price Associates and Virtus cannot readily determine the extent to which commissions or net prices charged by broker-dealers reflect the value of their unsolicited research services. In some instances, Security Management and/or Price Associates and/or Virtus will receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to Security Management, Price Associates and Virtus in serving their other clients, but they can also be useful in serving the Trust.

          Security Management, Price Associates and Virtus do not allocate business to any broker-dealer on the basis of its efforts in promoting sales of shares of the Series. However, this does not mean that such broker-dealers will not receive business from the Trust.

          Some of Price Associates' other clients have investment objectives and programs similar to one or more of the Series. Price Associates may occasionally make recommendations to other clients which result in their purchasing or selling securities simultaneously with a Series. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is Price Associates' policy not to favor one client over another in making recommendations or in placing orders. If two or more Price Associates' clients are purchasing or selling a given security on the same day from or to the same broker-dealer, Price Associates may average the price of the transactions and allocate the average among the clients participating in the transaction. Price Associates has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

          All brokerage commissions will be allocated by Price Associates according to the foregoing policies. The Growth and Income Series paid brokerage commissions to securities dealers in connection with underwritings during the fiscal years ended July 31, 1995, 1994 and 1993 of $17,878, $49,322 and $18,617, respectively. The Bond Series and U.S. Government Income Series did not pay any brokerage commissions or discounts to securities dealers in those years.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate can be expected to be higher during periods of rapidly changing economic or market conditions than in a more stable period. Portfolio turnover may be defined as the ratio of the total dollar amount of the lesser of the purchase or sales of securities to the monthly average value of portfolio securities owned by the Trust. The portfolio turnover rates for the Growth and Income Series for the fiscal years ended July 31, 1995, 1994 and 1993 were 8%, 11% and 5%, respectively. The portfolio turnover rates for the Bond Series for the fiscal years ended July 31, 1995, 1994 and 1993 were 56%, 58% and 36%, respectively. The portfolio turnover rates for the U.S. Government Income Series for the fiscal years ended July 31, 1995 and 1994 were 16% and 17%, respectively, and 0% for the period May 19, 1993 through July 31, 1993.

          High portfolio turnover involves correspondingly greater brokerage commissions (to the extent such commissions are payable) and other transaction costs that are borne directly by the Series involved. Higher turnover rates reflect an increased rate of realization of gains and losses by the Series, which would normally affect the taxable income of the Series' shareholders. Where the shareholder is an insurance company separate account funding variable annuity contracts and qualified as such under the Internal Revenue Code ("Code"), the contract owners are not currently charged with such income or losses except to the extent provided under the Code (normally when distributions under the contracts are made).

               PRICING AND REDEMPTION OF SECURITIES BEING OFFERED

DETERMINING NET ASSET VALUE

          The net asset value per share of each Series is determined by dividing the value of the Series' securities, plus any cash and other assets (including dividends and interest accrued and not collected), less all liabilities (including accrued expenses), by the number of shares outstanding.

GROWTH AND INCOME AND BOND SERIES

          Debt securities other than convertible securities and short-term obligations are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds, when such prices are available. However, when such prices are not available and where Security Management deems it appropriate to do so, an over-the-counter or exchange quotation may be used. The market value of the Series' other portfolio securities is determined as follows: securities traded on a national securities exchange are valued at the bid price for such securities, as reported by securities dealers. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value as determined in good faith by the Board of Trustees. Any other assets are also valued at their fair value as determined in good faith by the Board.

U.S. GOVERNMENT INCOME SERIES

         The market values of the Series' portfolio securities are determined as follows:

- for equity securities, according to the last sale price on a national securities exchange, if available;

- in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

-        for unlisted equity securities, the latest bid prices;

- for bonds and other fixed income securities, as determined by an independent pricing service;

- for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with maturities of less than 60 days, at amortized cost; or

- for all other securities, at fair value as determined in good faith by the Board of Trustees.

         The Series will value future contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Board determines in good faith that another method of valuing option positions is necessary to appraise their fair value.

REDEMPTION OF SHARES

          The Trust will redeem shares at the net asset value per share next to be determined after receipt of a duly executed request for redemption. Redemption of shares or payment may be suspended at times (i) when the New York Stock Exchange is closed other than customary weekends and holidays, (ii) when trading on said exchange is restricted, (iii) when an emergency (as determined by the Securities and Exchange Commission) exists, making disposal of portfolio securities or the valuation of net assets of the Series not reasonably practicable, or (iv) when the Securities and Exchange Commission has by order permitted such suspension for the protection of shareholders of the Trust.

          The Trust's redemption procedures will not be changed without prior notice to shareholders.

                                   TAXATION

          Under the Code, each of the Series is treated as a separate regulated investment company providing the qualification requirements of Subchapter M are otherwise met. As a regulated investment company, a Series will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year is distributed.

          In order to qualify as a regulated investment company under the Code, a Series must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities;
(b) derive less than 30% of its gross income from the sale or other disposition of stocks or securities held less than three months, and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Series' assets is represented by cash, Government securities and other securities limited in respect of any one issuer to 5% of the Series' assets and to not more than 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities).

          In addition to the diversification requirements contained in the Trust's investment restrictions, the Trust is also subject to diversification requirements applicable to variable annuities under Section 817(h) of the Code. Under this section, a variable annuity will not receive the tax treatment afforded annuities if its underlying investments are not adequately diversified. Under applicable regulations, no more than 55% of total assets can be invested in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Investments are generally defined as securities issued by any one issuer. U.S. Government agencies or instrumentalities are considered separate issuers.

          Unlike public shareholders, under the Code a life insurance company separate account will not incur any federal income tax liability on dividends and capital gains distributions received from a regulated investment company by a separate account funding variable annuity contracts as defined in section 817(d) of the Code.

          To the extent that there is in excess of $250,000 invested in a Series other than through variable contract premium payment, the Code imposes a 4% nondeductible excise tax on the undistributed income of such Series to the extent the Series does not distribute at least 98% of its net investment income and its net capital gains (both long- and short-term) for each taxable year by the end of such year. For purposes of the 4% excise tax, dividends and distributions will be treated as paid when actually distributed, except that dividends declared in December payable to shareholders of record on a specified date in December, and paid before February 1 of the following year, will be treated as having been (i) paid by the Series on the record date and (ii) received by each shareholder on such date. Net capital gains realized for the one year period ending on October 31 of each tax year are subject to distribution in this manner.

          Series which do not have in excess of $250,000 invested other than through variable contract premium payments are not subject to the above described 4% excise tax.

          Each Series will send written notices to its shareholders (Separate Accounts) regarding the tax status of all distributions made during each taxable year.

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION

         Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the higher-rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

FITCH INVESTORS SERVICE, INC.

         Fitch's investment grade bond ratings are summarized as follows:  AAA
- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'; A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings; BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA' category.

                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

          Moody's employs the following three designations, all judged to be of investment grade, to indicate the relative repayment ability of rated issuers:

          Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. Categories A-1, A-2 and A-3 are as follows: A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation; A-2--Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1"; and A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                   CUSTODIAN

          The Bank of New York (the "Custodian"), 48 Wall Street, New York, New York 10286, serves as the Trust's custodian. Pursuant to the terms of the Custodian Agreement executed with the Trust, the Trust will forward to the Custodian the proceeds of each purchase of Series shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the Series.

          The Custodian Agreement provides that each of the Series shall pay to the Custodian compensation for its services, in accordance with the Custodian's regularly established rate schedule. Said compensation shall be computed on the basis of the Series' average daily net assets payable as of the end of each month. The Custodian Agreement may be terminated by either the Trust or the Custodian upon 60 days' written notice to the other party. Such termination shall not be in contravention of any applicable federal or state laws or regulations, or any provision of the Trust Declaration or By-Laws.

                              INDEPENDENT AUDITORS

          The financial statements of Security First Trust included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in reliance on their reports, given on their authority as experts in accounting and auditing.

                         FEDERAL REGISTRATION OF SHARES

          The Trust's shares are registered for sale under the Securities Act of 1933.

                                 LEGAL COUNSEL

          Routier, Mackey and Johnson, P.C., whose address is 1700 K Street, N.W., Washington, D.C. 20006 is legal counsel to the Trust.

                        [ERNST & YOUNG LLP LETTERHEAD]




                        Report of Independent Auditors

To the Trustees and Shareholders
Security First Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Security First Trust (comprised of Bond Series, Growth and Income Series, Value Equity Series and U.S. Government Income Series) as of July 31, 1995, the related statements of operations and the changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects the financial position of Security First Trust (comprised of Bond Series, Growth and Income Series, Value Equity Series, and U.S. Government Income Series) at July 31, 1995, the results of its operations and the changes in its net assets for each of the periods indicated in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP
                                          ----------------------
                                              Ernst & Young LLP


September 12, 1995

                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1995

                                                                                                      U.S.
                                                                   Growth and        Value         Government
                                                                     Income          Equity          Income
                                                  Bond Series        Series          Series          Series
                                                  -----------        ------          ------          ------
ASSETS
  Investments -- Note A and Schedule I:
    Investment securities, at
      market (cost: Bond
      Series - $7,615,670;
      Growth and Income Series
      - $49,552,608; Value
      Equity Series -
      $6,140,865; U.S.
      Government Income Series
      - $5,528,736)                               $7,849,278      $67,411,628      $6,991,313      $5,576,167
    Short-term investments -
      (cost:  Growth and
      Income Series -
      $16,039,906)                                                 16,039,906
                                                  ----------      -----------      ----------      ----------
                                                   7,849,278       83,451,534       6,991,313       5,576,167

  Cash                                                38,462          245,482         778,838         303,696
  Interest receivable                                123,353                                          117,370
  Dividends receivable                                                144,110           6,568
  Receivable for capital
    shares purchased                                   2,322           60,806          18,660           5,672
  Prepaid insurance                                    1,388           14,310           1,256           1,025
                                                  ----------      -----------      ----------      ----------
                                                   8,014,803       83,916,242       7,796,635       6,003,930

LIABILITIES

  Payable for securities purchased                                                     16,979
  Payable to affiliates                                   17              237              61              24
  Accrued expenses                                    17,936           36,807          10,327           5,915
  Payable to investment
    adviser  -- Note B                                 2,372           24,542           3,513           1,350
  Payable for directors' fees                            181            1,543              36              35
  Payable for capital shares
    redeemed                                          16,516           63,467                             457
                                                  ----------      -----------     -----------     -----------
                                                      37,022          126,596          30,916           7,781

NET ASSETS
  Composed of:

    Capital shares (authorized
      100,000,000 shares of
      $.01 par value for each
      series)                                      7,737,759       64,263,853       6,880,622       5,815,686
    Undistributed net investment income              276,600        1,316,678          41,590         159,926
    Accumulated net realized
      gain (loss)                                   (270,186)         350,095          (6,941)        (26,894)
    Net unrealized
      appreciation of
      investments                                    233,608       17,859,020         850,448          47,431
                                                  ----------      -----------     -----------     -----------
                         Net assets               $7,977,781      $83,789,646     $ 7,765,719     $ 5,996,149
                                                  ==========      ===========     ===========     ===========
         Capital shares outstanding                2,034,763        7,918,360       1,363,119       1,169,195

          Net asset value per share               $     3.92      $     10.58     $      5.70     $      5.13

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1995




                                                                                                                 U.S.
                                                                       Growth and            Value            Government
                                                                         Income              Equity             Income
                                                  Bond Series            Series              Series             Series
                                                  ------------        ------------        ------------       ------------
INVESTMENT INCOME
  Interest                                        $    551,886        $    738,459        $     26,618       $    277,202
  Dividends                                                              2,039,934              90,616
  Miscellaneous income                                                       8,811
                                                  ------------        ------------        ------------       ------------
                                                       551,886           2,787,204             117,234            277,202
Expenses:
  Custodian fees                                        29,737              39,598              22,627             16,691
  Adviser fees -- Note B                                25,523             255,372              38,075             35,172
  Management fees -- Note B                             10,939             109,066               7,615              7,034
  Printing expenses                                      4,423              35,931               2,200                261
  Audit fees                                            14,388              14,370               8,274              4,105
  Insurance expenses                                     1,874              17,440                 770                802
  Directors' fees and expenses                           3,000              30,991               2,213              2,197
  Legal expense                                          2,632              24,953               1,358              1,408
  Taxes, license and fees                                1,604               1,675               1,675              1,675
  Miscellaneous expenses                                                     3,041               2,690                523
                                                  ------------        ------------        ------------       ------------
                                                        94,120             532,437              87,497             69,868

 Less: Waiver of management fees                                                                (3,601)            (3,216)
        Waiver of adviser fees                                                                 (24,836)           (28,809)
        Excess expenses
         reimbursed by Fund
         Manager -- Note B                                                                      (8,177)            (4,932)
                                                  ------------        ------------        ------------       ------------
                                                        94,120             532,437              50,883             32,911
                                                  ------------        ------------        ------------       ------------
          Net Investment Income                        457,766           2,254,767              66,351            244,291

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  -- Notes A and C
        Net realized gain (loss) on sale of
         investments                                   (85,491)            723,499              10,119            (26,894)
        Net unrealized appreciation of
         investments during the year                   258,476           9,667,042             866,272            155,555
                                                  ------------        ------------        ------------       ------------
        Net gain on investments                        172,985          10,390,541             876,391            128,661
                                                  ------------        ------------        ------------       ------------
         Increase in net assets
      resulting from operations                   $    630,751        $ 12,645,308        $    942,742       $    372,952
                                                  ============        ============        ============       ============

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1995

                                                                                                  U.S.
                                                         Growth and          Value            Government
                                                           Income            Equity             Income
                                      Bond Series          Series            Series             Series
                                      -----------        -----------       -----------        -----------
Operations:
  Net investment income               $   457,766        $ 2,254,767        $   66,351        $  244,291
  Net realized gain (loss) on
    investments                           (85,491)           723,499            10,119           (26,894)
  Net unrealized appreciation
    of investments during the
    year                                  258,476          9,667,042           866,272           155,555
                                      -----------        -----------        ----------        ----------
         Increase in net assets
      resulting from operations           630,751         12,645,308           942,742           372,952

Distributions to shareowners
  from:

  Net investment income                  (403,613)        (1,896,472)          (43,805)         (133,049)
  Net realized gains                                        (440,124)

Capital share transactions --
  Note D:
  Reinvestment of net
    investment income
    distributed                           403,613          1,896,472            43,805           133,049
  Reinvestment of net
    realized gains                                           440,124
  Sales of capital shares               1,520,473         14,215,043         4,494,367         2,982,198
  Redemptions of capital
    shares                             (1,399,407)        (8,731,675)         (678,463)         (783,488)
                                      -----------        -----------        ----------        ----------
    Increase in net assets from
     capital share transactions           524,679          7,819,964         3,859,709         2,331,759
                                      -----------        -----------        ----------        ----------
   Total increase in net assets           751,817         18,128,676         4,758,646         2,571,662

Net Assets:
    Beginning of year                   7,225,964         65,660,970         3,007,073         3,424,487
                                      -----------        -----------        ----------        ----------
    End of year (including
      undistributed net
      investment income:  Bond
      Series - $276,600;
      Growth and Income Series
      - $1,316,678; Value
      Equity Series - $41,590;
      U.S. Government Income
      Series - $159,926)              $ 7,977,781        $83,789,646        $7,765,719        $5,996,149
                                      ===========        ===========        ==========        ==========


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1994

                                                                                                    U.S.
                                                           Growth and           Value            Government
                                                             Income             Equity             Income
                                        Bond Series          Series             Series             Series
                                        -----------        -----------        -----------        -----------
Operations:
  Net investment income                 $   404,434        $  1,607,834        $    27,548       $   64,380
  Net realized gain (loss) on
    investments                              49,276           2,664,404            (13,267)           3,614
  Net unrealized appreciation
    (depreciation) of
    investments during the year            (531,421)             64,572            (16,873)        (110,876)
                                        -----------        ------------        -----------       ----------
Increase (decrease) in net assets
      resulting from operations             (77,711)          4,336,810             (2,592)         (42,882)

Distributions to shareowners
  from:
  Net investment income                    (408,147)         (1,431,711)           (10,567)         (18,886)
  Net realized gains                                                                                 (3,614)

Capital share transactions --
  Note D:
  Reinvestment of net
    investment income
    distributed                             408,147           1,431,711             10,567           18,886
  Reinvestment of net
    realized gains                                                                                    3,614
  Sales of capital shares                 2,057,153          16,521,743          3,217,442        3,772,938
  Redemptions of capital
    shares                               (1,983,437)        (10,357,781)        (1,541,629)        (774,629)
                                        -----------        ------------        -----------       ----------
    Increase in net assets from
     capital share transactions             481,863           7,595,673          1,686,380        3,020,809
                                        -----------        ------------        -----------       ----------
      Total increase (decrease)
                 in net  assets              (3,995)         10,500,772          1,673,221        2,955,427

Net Assets:
    Beginning of year                     7,229,959          55,160,198          1,333,852          469,060
                                        -----------        ------------        -----------       ----------
    End of year (including
      undistributed net
      investment income:  Bond
      Series - $222,447;
      Growth and Income Series
      - $958,383; Value Equity
      Series - $19,044; U.S.
      Government Income Series
      - $48,684)                        $ 7,225,964        $ 65,660,970        $ 3,007,073       $3,424,487
                                        ===========        ============        ===========       ==========


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market          Cost/
                                                    Value of         Amortized          Market
  Principal           Fixed Maturities             Portfolio           Cost             Value
-----------    ------------------------------      ---------         -----------     ------------
               CORPORATE NOTES                        32.8%

               Banking:                                7.5
  $ 100,000      Bankers Trust NY Corp.
                 8.25%, due 05/01/05                                 $   107,728     $    106,317
    100,000      Citicorp
                 5.70%, due 02/12/96                                     100,038           99,744
    100,000      First Chicago Corp.
                 5.50%, due 04/15/96                                      99,989           99,573
    125,000      National Australia Bank
                 9.70%, due 10/15/98                                     125,000          136,094
    100,000      Shawmut Corp.
                 8.875%, due 04/01/96                                    102,016          101,579
     50,000      Wells Fargo
                 8.35%, due 11/01/96                                      51,576           51,336
                                                                     -----------     ------------
                                                                         586,347          594,643
               Credit Card-Backed:                     2.6
    100,000      First Chicago Credit Card Tr
                 91-D
                 8.40%, due 06/15/98                                      99,779          101,750
    100,000      Standard Credit Card
                 7.25%, due 04/07/08                                      98,466          102,971
                                                                     -----------     ------------
                                                                         198,245          204,721
               Electrical Utilities:                   1.6
    125,000      Long Island Lighting
                 5.25%, due 03/01/96                                     123,884          124,140

               Finance and Credit:                     5.4
     65,000      American Express
                 Credit Corp. 7.75%,
                 due 03/01/97                                             63,937           66,465
     50,000      Associates Corp. No.
                 America
                 8.80%, due 03/01/96                                      49,973           50,735
     50,000      Beneficial Financial
                 9.05%, due 03/14/97                                      49,992           52,131
     50,000      Commercial Credit
                 Group Inc.
                 9.60%, due 05/15/99                                      50,656           54,942
    100,000      Greyhound Financial
                 Corp.
                 5.125%, due 02/15/96                                     99,766           99,563
    100,000      Margaretten Financial
                 Corp.
                 6.75%, due 06/15/00                                      96,100           99,683
                                                                     -----------     ------------
                                                                         410,424          423,519

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal          Fixed Maturities               Portfolio           Cost             Value
-----------    -----------------------------        ---------        -----------     ------------
               CORPORATE NOTES
                  (CONTINUED)

               Food & Beverage:                        1.5%
  $  50,000      Coca Cola Enterprises
                 8.50%, due 02/01/22                                 $    56,447     $     55,355
     60,000      Philip Morris
                 8.75%, due 12/01/96                                      59,976           61,936
                                                                     -----------     ------------
                                                                         116,423          117,291
               Industrial - Other:                     6.4
     50,000      Boeing Co.
                 8.75%,due 08/15/21                                       57,904           56,862
    100,000      Columbia Healthcare
                 7.69%, due 06/15/25                                      99,875           98,177
    100,000      GMAC
                 9.625%, due 12/15/01                                    114,809          112,659
    125,000      General Electric
                 Capital Corp.
                 9.38%, due 10/06/98                                     125,191          135,112
    100,000      Hertz Corp.
                 6.625%, due 07/15/00                                     99,610           98,961
                                                                     -----------     ------------
                                                                         497,389          501,771
               Miscellaneous:                          3.4
    175,000      Tennessee Valley Auth.
                 8.375%, due 10/01/99                                    176,919          187,598
     80,000      U. S. West Communication
                 7.50%, due 06/15/23                                      70,099           77,922
                                                                     -----------     ------------
                                                                         247,018          265,520
               Savings & Loan:                         0.7
     50,000      Ahmanson (H.F.) & Co.
                 8.25%, due 10/01/02                                      49,856           52,692

               Telephone:                              3.7
    125,000      AT&T Credit Corp.
                 9.85%, due 03/15/96                                     125,282          127,729
     50,000      GTE Corp.
                 8.85%, due 03/01/98                                      50,072           52,534
    100,000      Rochester Telephone
                 Corp.
                 8.77%, due 04/16/01                                     100,000          107,847
                                                                     -----------     ------------
                                                                         275,354          288,110

                       TOTAL CORPORATE NOTES                           2,504,940        2,572,407

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market            Cost/
                                                    Value of           Amortized        Market
  Principal          Fixed Maturities               Portfolio            Cost            Value
-----------    ---------------------------------    ---------        -----------     ------------
               FEDERAL AGENCIES                       42.6%

               Federal Home Loan Bank:                 2.2
  $ 175,000      5.43%, due 02/25/99                                 $   161,348     $    170,461

               Federal Home Loan Mortgage Corp.:       5.9
    235,000      7.125%, due 07/21/99                                    228,311          241,683
      9,344      9.00%, due 01/01/17                                       9,126            9,657
     20,515      9.00%, due 06/01/19                                      19,526           21,201
     41,220      9.50%, due 04/01/19                                      39,835           42,984
    150,000      7.00%, due 07/15/21                                     150,697          146,343
                                                                     -----------     ------------
                                                                         447,495          461,868

               Federal National Mortgage Assn.:        2.5
    175,000      8.35%, due 11/10/99                                     176,865          187,798
      9,069      7.50%, due 08/25/21                                       9,187            9,143
                                                                     -----------     ------------
                                                                         186,052          196,941

               Government National Mortgage
                 Assn.:                               32.0
      6,079      9.00%, due 04/15/09                                       6,294            6,349
     90,012      9.00%, due 05/15/09                                      93,024           94,006
    136,852      7.00%, due 08/15/23                                     140,409          133,517
     98,254      9.25%, due 07/15/17                                     103,584          102,491
      1,648      11.25%, due 07/15/13                                      1,728            1,813
     15,470      11.50%, due 02/15/18                                     17,152           17,462
     86,613      11.50%, due 11/15/15                                     97,163           97,768
      5,571      12.50%, due 04/15/10                                      6,243            6,316
    279,438      7.50%, due 10/15/23                                     290,716          279,262
     28,968      10.00%, due 06/15/17                                     31,363           31,594
    111,743      10.00%, due 03/15/20                                    121,411          121,874
    314,560      9.00%, due 05/15/16                                     330,044          330,093
    189,012      9.00%, due 07/15/16                                     198,319          198,345
    163,286      9.00%, due 10/15/16                                     171,332          171,349
    168,124      9.00%, due 11/15/16                                     176,409          176,426
     71,410      10.00%, due 08/15/16                                     75,941           77,726
     34,492      10.00%, due 11/15/17                                     36,686           37,542
     70,645      10.00%, due 03/15/19                                     75,149           76,893
    197,377      7.00%, due 03/15/24                                     186,408          192,628
    170,967      7.50%, due 06/15/23                                     160,785          170,992
    195,259      7.00%, due 01/15/24                                     182,076          190,561
                                                                     -----------     ------------
                                                                       2,502,236        2,515,007

                      TOTAL FEDERAL AGENCIES                           3,297,131        3,344,277

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market          Cost/
                                                    Value of         Amortized          Market
  Principal           Fixed Maturities             Portfolio            Cost             Value
-----------    -----------------------------       ---------         -----------     ------------
               U.S. GOVERNMENT OBLIGATIONS            24.6%

               U.S. Treasury Bonds:                   14.6
  $ 400,000      7.125%, due 02/15/23                                $   381,150     $    407,750
    200,000      8.75%, due 05/15/20                                     210,150          240,875
    100,000      8.75%, due 08/15/20                                     102,537          120,531
    150,000      8.00%, due 11/15/21                                     151,395          168,047
    180,000      8.50%, due 02/15/20                                     212,914          211,443
                                                                     -----------     ------------
                                                                       1,058,146        1,148,646

               U.S. Treasury Notes:                    7.5

    310,000      7.75%, due 11/30/99                                     315,915          327,341
    250,000      7.25%, due 08/15/22                                     259,157          258,125
                                                                     -----------     ------------
                                                                         575,072          585,466
    350,000    U. S. Treasury Securities
                 Stripped:                             2.5
                 0.00%, due 05/15/04                                     180,381          198,482
                                                                     -----------     ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS                           1,813,599        1,932,594
                                                                     -----------     ------------

                           TOTAL INVESTMENTS         100.0           $ 7,615,670        7,849,278
                                                                     ===========
               Other assets less liabilities                                              128,503
                                                                                      -----------
                                  NET ASSETS                                          $ 7,977,781
                                                                                      ===========



The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995


                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               CAPITAL EQUIPMENT                       2.1%

               Electrical Equipment:                   1.6
  17,000         General Electric Co.                                $   659,175     $  1,003,000
  25,000         Westinghouse
                 Electric Corp.                                          636,314          343,750
                                                                     -----------     ------------
                                                                       1,295,489        1,346,750
               Machinery:                              0.5
  25,000         Coltec Industries
                 Inc.*                                                   407,875          381,250

               CONSUMER CYCLICALS                      0.8

               Automobiles & Related:                  0.8
   7,000         Ford Motor Service
                 Cv. Pfd.                                                350,000          665,875

               CONSUMER NONDURABLES                   24.1

               Food Products:                          5.3
  12,000         Anheuser-Busch Company, Inc.                            623,460          667,500
  12,000         CPC International Inc.                                  493,152          741,000
  12,000         General Mills, Inc.                                     515,191          627,000
  10,000         Pepsico, Inc.                                           304,450          468,750
  25,000         Quaker Oats Company                                     854,562          868,750
  20,000         Ralston-Ralston Purina Group                            748,625        1,070,000
                                                                     -----------     ------------
                                                                       3,539,440        4,443,000

               Hospital Supplies:                      1.3
  30,000         Baxter International Inc.                               752,235        1,117,500

               Miscellaneous Consumer Products:        6.8
  18,000         American Brands Inc.                                    659,565          717,750
  10,000         Clorox Co.                                              378,300          656,250
  12,000         Colgate Palmolive                                       661,092          840,000
  25,000         Corning Inc.                                            832,712          800,000
  29,000         Hanson PLC Sponsored ADR                                414,020          500,250
  15,000         Philip Morris Cos. Inc.                               1,117,700        1,076,250
   8,249         RJR Nabisco Hldngs Corp.                                228,143          227,879
  18,000         Tambrands, Inc.                                         684,390          848,250
                                                                     -----------     ------------
                                                                       4,975,922        5,666,629

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               CONSUMER NONDURABLES (CONTINUED)

               Pharmaceuticals:                       10.7%
  15,000         American Home Products                              $   923,550     $  1,185,000
  15,000         Johnson & Johnson                                       599,325        1,076,250
  12,000         Eli Lilly & Co.                                         794,502          939,000
  24,000         Pfizer, Inc.                                            683,710        1,215,000
  20,000         Schering-Plough Corp.                                   559,450          930,000
  30,200         SmithKline Beecham PLC ADR                              498,641        1,359,000
  25,000         Upjohn Co.                                              834,717          962,500
  15,000         Warner Lambert Co.                                    1,005,959        1,258,125
                                                                     -----------     ------------
                                                                       5,899,854        8,924,875

               CONSUMER SERVICES                      10.7

               Restaurants:                            0.2
  12,000         Darden Restaurants
                 Inc.*                                                   108,149          130,500

               General Merchandisers:                  3.6
  15,000         Dayton-Hudson                                         1,021,926        1,134,375
  30,000         K Mart Corp.                                            436,825          472,500
  20,000         J.C. Penney Inc.                                        429,490          967,500
  30,000         TJX Companies Inc.                                      369,300          438,750
                                                                     -----------     ------------
                                                                       2,257,541        3,013,125

               Media and
                 Communications:                       5.0
  17,000         Dun and Bradstreet
                 Corp.                                                   715,100          956,250
  13,000         McGraw-Hill Inc.                                        756,235          999,375
  30,000         Meredith Corp.                                          398,400          862,500
  14,014         Times Mirror Co. New                                    270,830          402,902
   5,986         Times Mirror Co.
                 Series B                                                115,788          148,153
  20,000         Vodafone Group PLC SPON ADR                             653,900          787,500
                                                                     -----------     ------------
                                                                       2,910,253        4,156,680

               Miscellaneous:                          1.9
  15,000         Readers Digest Assn.
                 Inc.                                                    586,050          641,250
  30,000         WMX Technologies,
                 Inc.                                                    930,265          937,500
   1,450         U. S. Industries*                                        15,470           20,844
                                                                     -----------     ------------
                                                                       1,531,785        1,599,594

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               ENERGY                                 11.4%

               Oil:                                   11.4
  12,000         Atlantic Richfield
                 Co.                                                 $ 1,242,918     $  1,383,000
  15,000         British Petroleum PLC                                   840,450        1,361,250
   8,715         Burlington Resources
                 Inc.                                                    218,178          338,796
  18,000         Exxon Corp.                                           1,063,910        1,305,000
  15,000         Halliburton Co.                                         422,450          609,375
   8,000         Mobil Corp.                                             480,128          782,000
  12,000         Murphy Oil Corp.                                        430,220          490,500
   8,000         Pennzoil Co.                                            589,241          375,000
  10,000         Royal Dutch Petroleum Co.
                 ADR                                                     796,120        1,270,000
  15,300         Texaco Inc.                                             578,282        1,019,363
  20,000         Unocal Corp.                                            344,700          562,500
                                                                     -----------     ------------
                                                                       7,006,597        9,496,784

               FINANCIAL                              13.6

               Bank and Trust:                         4.9
  75,000         California Federal
                 Bank*                                                   944,450        1,040,625
  10,000         Chemical Banking
                 Corp.                                                   272,500          516,250
  10,000         First Interstate
                 Bancorp                                                 330,000          861,250
  15,000         J.P. Morgan and Co.                                     945,615        1,098,750
  20,000         National City Corp.                                     501,000          612,500
                                                                     -----------     ------------
                                                                       2,993,565        4,129,375

               Financial Services:                     7.5
  52,000         American Express                                        976,137        2,008,500
  20,000         H&R Block Inc.                                          271,513          750,000
  15,000         Federal Home Loan
                 Mortgage Corp.                                          196,650          982,500
  15,000         Student Loan Marketing
                 Assn.                                                   518,550          808,125
  36,789         Travellers Inc.                                         756,494        1,742,879
                                                                     -----------     ------------
                                                                       2,719,344        6,292,004

               Insurance:                              1.2

  10,000         CIGNA Corp.                                             487,963          806,250
  14,000         Willis Corroon Group Sponsored
                 ADR                                                     292,946          162,750
                                                                     -----------     ------------
                                                                         780,909          969,000







*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      -----------------------------        ---------        -----------     ------------
               PROCESS INDUSTRIES                      6.7%

               Chemicals:                              3.4
  15,000         Great Lakes Chemical
                 Corp.                                               $   738,195     $    982,500
  13,000         Minnesota Mining &
                 Manufacturing                                           708,295          736,125
  12,000         Monsanto Co.                                            634,212        1,117,500
                                                                     -----------     ------------
                                                                       2,080,702        2,836,125

               Forest Products:                        0.8
  15,000         Weyerhaeuser Co.                                        392,498          701,250

               Paper & Paper Products:                 2.5
  33,500         Albany International
                 Corp.                                                   438,603          850,062
  10,000         Kimberly-Clark Corp.                                    473,300          633,750
  10,000         Union Camp Corp.                                        400,800          562,500
                                                                     -----------     ------------
                                                                       1,312,703        2,046,312

               TECHNOLOGY                              1.6

               Electronic Systems:                     1.6
  30,000         Honeywell Inc.                                          999,350        1,286,250

               TRANSPORTATION                          3.2

               Railroads:                              1.5
  30,000         Canadian Pacific Ord Par $5                             584,625          536,250
  35,000         Southern Pacific Railroad*                              553,350          691,250
                                                                     -----------     ------------
                                                                       1,137,975        1,227,500

               Transportation Services:                1.7
  20,000         PHH Corporation                                         691,400          947,500
  20,000         Ryder System Inc.                                       312,263          497,500
                                                                     -----------     ------------
                                                                       1,003,663        1,445,000

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
    No. of                                          Value of          Amortized         Market
    Shares           Equity Securities              Portfolio           Cost             Value
----------     ------------------------------------ ---------        -----------     ------------
               UTILITIES                               6.6%

               Telephone:                              3.5
  12,000         American Telephone & Telegraph Co.                  $   439,460     $    633,000
  25,000         General Telephone Electronics
                 Corp.                                                   831,107          887,500
  17,000         Southern New England Telecom.
                 Corp.                                                   589,010          582,250
  13,000         Telefonos De Mexico                                     653,635          429,000
  10,000         U.S. West Inc.                                          360,800          428,750
                                                                     -----------     ------------
                                                                       2,874,012        2,960,500

               Utility Holding Companies:              3.1
  22,000         Entergy Corp.                                           534,695          522,500
  16,000         General Public Utilities Corp.                          368,552          462,000
  40,000         Pacificorp                                              667,000          735,000
  50,000         SCE Corp.                                               652,500          856,250
                                                                     -----------     ------------
                                                                       2,222,747        2,575,750

                     TOTAL EQUITY SECURITIES                          49,552,608       67,411,628



  Principal           Short-Term Investments
-----------    -----------------------------
               SHORT-TERM INVESTMENTS                 19.2

               Commercial Paper:                      19.2
  1,600,000      American Home Products
                 6.00%, due 08/01/95                                   1,595,686        1,595,686
  1,500,000      Aon Corp.
                 5.72%, due 08/24/95                                   1,494,244        1,494,244
    500,000      Cargill Inc.
                 5.70%, due 09/05/95                                     497,128          497,128
  2,000,000      Cargill Inc.
                 5.70%, due 08/07/95                                   1,997,727        1,997,727
  2,700,000      Ciesco
                 5.70%, due 08/29/95                                   2,687,526        2,687,526
    100,000      General Electric
                 5.88%, due 08/08/95                                      99,877           99,877
  1,000,000      Heinz HJ Co.
                 5.73%, due 08/11/95                                     998,354          998,354
  1,700,000      Kellogg Co.
                 5.70%, due 08/25/95                                   1,693,227        1,693,227


                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal     Short-Term Investments              Portfolio           Cost            Value
-----------    -----------------------------        ---------        -----------     ------------
               SHORT-TERM INVESTMENTS
                 (CONTINUED)

  $1,300,000     Kimberly Clark
                 5.70%, due 08/08/95                                 $ 1,298,488     $  1,298,488
   1,900,000     Met Life FDG
                 5.72%, due 09/05/95                                   1,889,115        1,889,115
     500,000     Pitney Bowes Cr
                 5.55%, due 10/13/95                                     494,133          494,133
   1,300,000     PHH Corp.
                 5.72%, due 08/25/95                                   1,294,401        1,294,401
                                                                     -----------     ------------
                TOTAL SHORT-TERM INVESTMENTS                          16,039,906       16,039,906
                                                                     -----------     ------------
                           TOTAL INVESTMENTS         100.0%          $65,592,514       83,451,534
                                                                     ===========
               Other assets less liabilities                                              338,112
                                                                                     ------------
                                  NET ASSETS                                         $ 83,789,646
                                                                                     ============


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ---------------------------------    ---------        -----------     ------------
               CAPITAL EQUIPMENT                       5.3%

               Construction & Mining:                  1.8
   3,150         Parker Hannifin Corp                                $   104,552     $    128,362

               Electrical Equipment:                   1.4
   1,650         General Electric Co.                                     84,348           97,350

               Industrial Machinery & Equipment:       2.1
   1,850         Dover Corp                                              121,517          146,612

               CONSUMER CYCLICALS                      0.9

               Automobiles & Related:                  0.9
   1,250         General Motors Corp.                                     61,350           60,937

               CONSUMER NONDURABLES                   37.2

               Food & Beverages:                      10.7
   2,200         Anheuser-Busch Company,
                 Inc.                                                    122,189          122,375
   1,650         Canadaigua Wine Inc.                                     73,837           72,188
   1,700         Hershey Foods Inc.                                       83,716           97,963
   8,100         Hudson Foods Inc.                                       126,994          111,375
   2,700         Pepsico, Inc                                            106,493          126,562
   4,500         Richfood Holdings                                        81,000          104,625
   3,950         Sara Lee Co                                             103,983          113,069
                                                                     -----------     ------------
                                                                         698,212          748,157

               Retail Trade:                           2.4
   3,800         Rite Aid Corp                                            86,885          107,825
   2,050         Toys R Us*                                               78,590           57,400
                                                                     -----------     ------------
                                                                         165,475          165,225

               Miscellaneous Consumer
                 Products:                             3.9
   3,200         PPG Industries                                          128,183          146,400
   2,400         Premark International                                   119,868          126,900
                                                                     -----------     ------------
                                                                         248,051          273,300


*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ----------------------------         ---------        -----------     ------------
               CONSUMER NONDURABLES
                 (CONTINUED)

               Pharmaceuticals:                       16.8%
   2,250         Becton Dickinson & Co.                              $   129,082     $    132,469
   5,500         Bergen Brunswig                                         128,205          118,938
   2,250         Columbia/HCA Healthcare                                  92,176          110,250
   1,600         Cordis Corp.*                                           118,400          115,600
   2,900         Health Care & Retirement
                 Corp.*                                                   85,748           92,800
   2,700         Merck & Co.                                             115,020          139,388
   2,200         Pfizer, Inc.                                             78,057          111,100
   2,300         Schering Plough Corp.                                    85,094          106,950
   2,500         Walgreen Co.                                            117,437          129,375
   3,200         Watson Pharmaceuticals                                   81,250          115,200
                                                                     -----------     ------------
                                                                       1,030,469        1,172,070

               Restaurants:                            3.4
   2,700         McDonald's Corp.                                         79,699          104,286
   7,200         Wendy's Intl Inc.                                       106,314          134,100
                                                                     -----------     ------------
                                                                         186,013          238,386

               CONSUMER SERVICES                       6.4

               Media and Communications:               2.8
   2,400         Harris Corp.                                            120,240          137,400
   1,150         SBC Communications Inc.                                  45,115           55,344
                                                                     -----------     ------------
                                                                         165,355          192,744

               General Merchandisers:                  1.0
   2,050         Sears Roebuck & Co.                                      63,953           66,881

               Miscellaneous Consumer
                 Services:                             2.6
   2,500         Browning Ferris Indus Inc.                               90,008           96,563
   1,300         Federal Express Corp.                                    85,631           87,750
                                                                     -----------     ------------
                                                                         175,639          184,313





*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ----------------------------         ---------        -----------     ------------
               ENERGY                                  5.9%

               Oil:                                    5.9
   1,850         Amoco Corp.                                         $   115,366     $    124,412
   2,400         Chevron Corp.                                           112,160          118,500
   1,200         Mobil Corp.                                             102,732          117,300
   1,500         Phillips Petroleum                                       54,367           53,063
                                                                     -----------     ------------
                                                                         384,625          413,275
               FINANCIAL                              10.0

               Commercial Banking:                     4.2
   1,400         Citicorp                                                 56,084           87,325
   1,200         First Fidelity Bancorp.                                  56,022           75,600
   2,350         Nationsbank Corp.                                       127,391          131,894
                                                                     -----------     ------------
                                                                         239,497          294,819
               Financial Services:                     5.0
   1,550         Dean Witter Discover & Co.                               62,474           78,275
     900         Federal Home Loan
                 Mortgage Corp.                                           53,245           58,950
   3,300         Fleet Financial Group,
                 Inc.                                                    123,014          117,563
   2,400         Reliastar Financial                                      86,592           91,500
                                                                     -----------     ------------
                                                                         325,325          346,288
               Insurance:                              0.8
   1,900         Allstate Corp.                                           54,895           59,375

               MEDIA & LEISURE                         2.4

               Broadcasting:                           2.4
   1,450         Capital Cities/ABC, Inc.                                126,818          169,288


                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      -------------------------            ---------        -----------     -------------
               PROCESS INDUSTRIES                      7.2%

               Chemicals:                              6.0
   1,700         Du Pont EI De Nemours &                             $   103,267     $    113,900
                 Co.
   2,500         Lubrizol Corp.                                           87,125           87,812
   1,500         Minnesota Mining &
                 Manufacturing                                            80,055           84,937
   1,400         Monsanto Co.                                            118,174          130,375
                                                                     -----------     ------------
                                                                         388,621          417,024
               Paper & Paper Products:                 1.2
   2,500         Chesapeake Corp.                                         79,898           82,500

               TECHNOLOGY                             17.2

               Aerospace & Defense:                    3.5
   2,000         Sunstrand Corp.                                         120,369          133,750
   1,300         United Technologies
                 Corp.                                                    84,494          109,200
                                                                     -----------     ------------
                                                                         204,863          242,950
               Computer and Office
                 Equipment:                            3.3
   2,450         Apple Computer                                          120,050          110,250
   1,100         International Business
                 Machines                                                 80,095          119,763
                                                                     -----------     ------------
                                                                         200,145          230,013
               Electronic Equipment:                   8.5
   2,600         Cirrus Logic                                             42,575          119,600
   1,100         Hewlett Packard Co.                                      53,210           85,663
   1,400         KLA Instruments Corp.*                                   87,850          121,450
   2,500         Tandy Corp.                                             123,163          148,437
   2,250         Varian Associates                                        84,600          124,031
                                                                     -----------     ------------
                                                                         391,398          599,181
               Information Processing:                 1.9
   4,700         Sungard Data Systems*                                   119,262          136,300



*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
  No. of                                            Value of          Amortized         Market
  Shares             Equity Securities              Portfolio           Cost             Value
--------       -----------------------------        ---------        -----------     ------------
               UTILITIES                               7.5%

               Telephone:                              5.9
   2,800         ALLTEL Corp.                                        $    84,280     $     73,850
   1,750         BellSouth Corp.                                         103,873          118,562
   4,500         Carolina Pwr & Lt Co.                                   127,184          136,688
     600         GTE Corp.                                                20,847           21,300
   1,850         Sprint Corp.                                             67,041           63,363
                                                                     -----------     ------------
                                                                         403,225          413,763

               Utility Holding Companies:              1.6
   3,600         Kansas City Power & Light
                 Co.                                                      84,475           79,200
   1,500         Southern Co.                                             32,884           33,000
                                                                     -----------     ------------
                                                                         117,359          112,200

                           TOTAL INVESTMENTS         100.0           $ 6,140,865        6,991,313
                                                                     ===========
               Other assets less
                 liabilities                                                              774,406
                                                                                     ------------

NET ASSETS                                                                           $  7,765,719
                                                                                     ============

The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                          U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal            Fixed Maturities             Portfolio           Cost            Value
-----------    -------------------------------      ---------        -----------     ------------
               U.S. GOVERNMENT OBLIGATIONS            41.5%

               U.S. Treasury Notes:
$   250,000      7.875%, due 08/15/01                                $   261,608     $    269,063
    400,000      7.875%, due 11/15/04                                    421,147          437,000
    150,000      7.75%, due 03/31/96                                     153,451          151,922
    750,000      7.50%, due 02/15/05                                     769,329          801,563
    160,000      5.50%, due 04/15/00                                     161,398          155,450
    500,000      5.125%, due 03/31/96                                    498,554          497,969
                                                                     -----------     ------------

        TOTAL U.S. GOVERNMENT OBLIGATIONS             41.5             2,265,487        2,312,967
                                                                     -----------     ------------
               FEDERAL AGENCIES:                      58.5
    550,000      Federal Farm Credit
                 Bank
                 6.05%, due 04/21/03                                     536,351          530,569
    125,000      Federal Farm Credit
                 MTN
                 6.94%, due 05/19/05                                     126,055          126,217
    350,000      Federal Home Loan
                 Bank
                 4.80%, due 09/22/98                                     349,645          336,465
    250,000      Federal Home Loan
                 Bank
                 8.00%, due 08/27/01                                     260,910          267,385
    700,000      Federal National
                 Mortgage Assn.
                 7.00%, due 02/10/96                                     705,131          703,647
    150,000      Federal National
                 Mortgage Assn.
                 8.625%, due 06/30/04                                    163,446          168,271
    100,000      Student Loan Marketing
                 Assn.
                 7.50%, due 03/08/00                                     105,643          104,396
  1,000,000      Tennessee Valley Auth.
                 8.25%, due 11/15/96                                   1,016,068        1,026,250
                                                                     -----------     ------------

TOTAL FEDERAL AGENCIES                                58.5             3,263,249        3,263,200
                                                                     -----------     ------------
TOTAL INVESTMENTS                                    100.0           $ 5,528,736        5,576,167
                                                                     ===========


               Other assets less liabilities                                              419,982
                                                                                     ------------
NET ASSETS                                                                           $  5,996,149
                                                                                     ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JULY 31, 1995

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond Series and the Growth and Income Series, respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Value Equity Series and the U.S. Government Income Series on January 11, 1993, which commenced operations May 19, 1993. The following is a summary of significant accounting policies followed by the Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined as of December 31, because the Trust reports for tax purposes on a calendar year.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: Securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds. Short-term investments which have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

SECURITY FIRST TRUST

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS -- Each series declare dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and Growth and Income Series:

The Manager, Security First Investment Management Corporation (Security Management), is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to .5%), less compensation payable to the Series' investment adviser. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 1995, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Bond Series and Growth and Income Series. T. Rowe Price Associates is paid an annual fee of 0.35% of the average daily net assets of each series less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

SECURITY FIRST TRUST

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

Value Equity Series and U.S. Government Income Series:

The Manager, Security Management, is entitled by agreement to a monthly fee equal to 1/13 of 1% of the average daily net asset value of the Value Equity Series and U.S. Government Income Series (equivalent annually to .9%), less compensation payable to the Series' investment adviser. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Virtus Capital Management waive their fees. For a period of three years from inception, Security Management and Virtus Capital Management have also agreed to reimburse the Value Equity Series for any remaining expenses exceeding a limitation equivalent annually to 1% and to reimburse the U.S. Government Income Series for any remaining expenses exceeding a limitation equivalent annually to .7%.

Virtus Capital Management provides investment advice and makes investment decisions for the Value Equity Series and U.S. Government Income Series. Virtus Capital Management is paid an annual fee of .75% of the average daily net assets of the two series.

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the year ended July 31, 1995 were as follows:

                                                Growth                         U.S.
                                                  and            Value       Government
                                                Income          Equity        Income
                               Bond Series      Series          Series        Series
                               -----------   -----------      ----------     ----------
   U.S. Government Securities:
    Purchases                  $ 3,444,298                                   $3,666,168
    Sales                        2,492,260                                      669,025
   Other Investment Securities:
    Purchases                    1,004,611   $ 5,914,475      $7,130,826
    Sales                        1,498,031     4,586,430       3,863,454


SECURITY FIRST TRUST

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS (CONTINUED)

Net realized gain or loss on sale of investments is determined by the specific identification method and would not have been significantly different using the average cost method. The cost of investments at July 31, 1995 was the same for both financial statement and federal income tax purposes. At July 31, 1995, the composition of unrealized appreciation and depreciation of investment securities was as follows:

                                                   Unrealized
                                            --------------------------
                                            Appreciation  Depreciation      Net
                                            ------------  ------------  -----------
   Bond Series                              $  269,580    $   (35,972)  $   233,608
   Growth and Income Series                 18,889,037     (1,030,017)   17,859,020
   Value Equity Series                         937,325        (86,876)      850,449
   U.S. Government Income Series                77,186        (29,755)       47,431



NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                   Shares issued
                                                   in connection
                                                with reinvestment of
                                              ---------------------------
                                                   Net           Net
                                               Investment     Realized
                                                 Income         Gain
                                      Sold    Distributions  Distributions  Redeemed     Net
                                   ---------  -------------  -------------  --------   -------
YEAR ENDED JULY 31, 1995
  Bond Series                        401,797      112,741                 (370,655)    143,883
  Growth and Income Series         1,480,071      209,555     48,632      (912,125)    826,133
  Value Equity Series                888,244        9,164                 (137,439)    759,969
  U.S. Government Income Series      604,546       28,069                 (161,083)    471,532

YEAR ENDED JULY 31, 1994
  Bond Series                        518,848      103,591                 (504,901)    117,538
  Growth and Income Series         1,804,652      156,987               (1,129,791)    831,848
  Value Equity Series                633,670        2,052                 (299,366)    336,356
  U.S. Government Income Series      754,219        3,747        717      (153,461)    605,222


SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                      NET REALIZED   TOTAL
                                          AND        INCOME              DISTRIBUTIONS
               NET ASSET               UNREALIZED   (LOSSES)   DIVIDENDS     FROM      NET ASSET
               VALUE AT      NET         GAINS        FROM      FROM NET   REALIZED     VALUE AT
               BEGINNING  INVESTMENT  (LOSSES) ON  INVESTMENT  INVESTMENT    CAPITAL     END OF     TOTAL
               OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME      GAINS      PERIOD    RETURN(2)
               ---------  ----------  -----------  ----------  ---------   --------    --------   ---------
BOND SERIES
Year ended
  July 31,
     1991       $3.95      $  .52     $ (.24)       $  .28      $  (.55)               $ 3.68      7.09%
     1992        3.68         .24        .28           .52         (.25)                 3.95     14.13
     1993        3.95         .22        .14           .36         (.23)                 4.08      9.11
     1994        4.08         .21       (.25)         (.04)        (.22)                 3.82     (0.98)
     1995        3.82         .24        .08           .32         (.22)                 3.92      8.38


GROWTH AND
  INCOME SERIES
Year ended
  July 31,
     1991       $7.30      $  .39     $  .29        $  .68      $  (.44)               $ 7.54      9.32%
     1992        7.54         .23        .79          1.02         (.24)                 8.32     13.53
     1993        8.32         .22        .49           .71         (.22)                 8.81      8.53
     1994        8.81         .23        .44           .67         (.22)                 9.26      7.60
     1995        9.26         .29       1.35          1.64         (.26)      $  (.06)  10.58     17.71


VALUE EQUITY
  SERIES
May 19, 1993
  through
  July 31,
  1993 (3)      $5.00      $  .01     $ (.01)       $  .00      $   .00                $ 5.00      0.00% (1)
Year ended
  July 31,
     1994        5.00         .05       (.03)          .02         (.03)                 4.99      0.40
     1995        4.99         .05        .71           .76         (.05)                 5.70     15.23

U.S. GOVERNMENT
  INCOME SERIES
May 19, 1993
  through
  July 31,
  1993 (3)      $5.00      $  .03     $  .04        $  .07      $   .00                $ 5.07      7.10% (1)
Year ended
  July 31,
     1994        5.07         .11       (.19)         (.08)        (.07)      $  (.01)   4.91     (1.58)
     1995        4.91         .21        .15           .36         (.14)                 5.13      7.33


(1)  Annualized

(2) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

(3) The Value Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Ratio of
                                      Ratio of           Net
                                      Operating      Investment
                                      Expenses         Income        Portfolio    Net Assets
                                     to Average      to Average      Turnover       End of
                                     Net Assets      Net Assets        Rate         Period
                                     ----------      ----------      ---------    ----------
BOND SERIES
  Year ended July 31,
     1991                                1.50%           6.89%        310%      $  4,793,766
     1992                                1.50            6.42          50          5,682,609
     1993                                1.45            6.02          36          7,229,959
     1994                                1.30            5.45          58          7,225,964
     1995                                1.29            6.27          56          7,977,781

GROWTH AND INCOME SERIES
  Year ended July 31,
     1991                                 .97%           4.01%         36%      $ 33,493,074
     1992                                 .86            3.10          20         42,814,515
     1993                                 .75            2.77           5         55,160,198
     1994                                 .78            2.62          11         65,660,970
     1995                                 .74            3.10           8         83,789,646

VALUE EQUITY SERIES
  May 19, 1993 through July
     31, 1993 (2)                        1.00% (1)        .85% (1)      7%      $  1,333,852
  Year Ended July 31, 1994               1.00            1.38         121          3,007,073
  Year Ended July 31, 1995               1.00            1.29          84          7,765,719

U.S. GOVERNMENT INCOME SERIES
  May 19, 1993 through July
     31, 1993 (2)                         .70% (1)       3.91% (1)      0%      $    469,060
  Year ended July 31, 1994                .70            3.62          17          3,424,487
  Year ended July 31, 1995                .70            5.19          16          5,996,149


(1)  Annualized

(2) The Value Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

                                                        Rule 497(c)
                                                        '33 Act File No. 2-51173

                               SECURITY FIRST TRUST

                               VALUE EQUITY SERIES
                          U.S. GOVERNMENT INCOME SERIES

                          11365 West Olympic Boulevard
                          Los Angeles, California 90064
                                 (310) 312-6100

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus of Security First Trust (the "Trust"), dated December 1, 1995, which may be obtained by writing to Security First Trust, 11365 West Olympic Boulevard, Los Angeles, California 90064, Attention: Customer Services or by telephoning (310) 312-6100 or (800) 283-4536.

The date of this Statement of Additional Information is December 1, 1995.

                                TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----
The Trust                                                                      3

Investment Policies and Restrictions                                           4

Investment Adviser and Other Services                                         14

Principal Holders of Securities                                               17

Management of the Trust                                                       18

Brokerage                                                                     19

Portfolio Turnover                                                            20

Pricing and Redemption of Securities Being Offered                            21

Taxation                                                                      22

Bond Ratings                                                                  23

Commercial Paper Ratings                                                      25

Custodian                                                                     26

Independent Auditors                                                          27

Federal Registration of Shares                                                27

Legal Counsel                                                                 27

                                    THE TRUST

GENERAL INFORMATION ABOUT THE TRUST

         Security First Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end investment management company. The Trust was established pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts as a voluntary association known as a "Massachusetts business trust." It operates as a "series company" as that term is used in Rule 18f-2 under the 1940 Act with, among others, two series of shares: the Value Equity Series and the U.S. Government Income Series.

         The assets received by the Trust from the issue or sale of the shares of a Series and all income, earnings, profits and proceeds attributable to them, subject only to the rights of creditors, are specifically allocated to that Series and are required to be segregated on the books of account of the Trust. The assets of a Series are also required to be charged with all of the expenses attributable to that Series. Any general expenses of the Trust not readily identifiable as belonging to a particular Series shall be allocated by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable.

         Each share of a Series represents an equal proportionate interest in that Series with each other share of that Series and is entitled to such dividends and distributions out of the income belonging to that Series as are declared by the Board of Trustees. Upon the liquidation of a Series, its shareholders are entitled to share pro rata in the net assets belonging to that Series available for distribution.

         As described under "Trust Shares" in the prospectus, the Declaration of Trust provides that no annual or regular meetings of shareholders are required. In addition, after the Trustees were initially elected by shareholders, the Trustees became a self-perpetuating body. Thus, there will ordinarily be no shareholder meetings unless otherwise required by the 1940 Act.

         The 1940 Act specifically requires that a shareholder meeting be held for the purpose of electing Trustees if at any time less than a majority of the Trustees has been elected by the shareholders of the Trust. The shareholders also have the power to remove a Trustee by the affirmative vote of the holders of not less than two-thirds of the shares of the Trust outstanding and entitled to vote either by a declaration in writing filed with the custodian or by votes cast in person or by proxy at a meeting called for the purpose of removal. The Trustees will promptly call such a meeting when requested to do so by the record holders of not less than 10 percent of the outstanding shares.

         Ten or more shareholders who have been shareholders for at least six months preceding the date of application and who hold in the aggregate either shares having a net asset value of at least $100,000 or at least 1 percent of the Trust's outstanding shares, whichever is less, may apply in writing to the Trustees stating that they wish to communicate with other shareholders to obtain signatures in order to request a meeting to remove a Trustee. This application must be accompanied by the proposed communication and form of the request that they wish to transmit. The Trustees will, within five business days after receipt of such application, either afford to the applicants access to a list of the names and addresses of all shareholders or inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

         Shares of each Series vote separately as a class on any matter submitted to shareholders except as to voting for Trustees and as otherwise required by the 1940 Act, in which cases the shareholders of all of the Series vote together as one class. In the event that the Trustees determine that a matter affects only the interest of one or more Series, then only the shareholders of the affected Series will be entitled to vote on the matter.

                      INVESTMENT POLICIES AND RESTRICTIONS

VALUE EQUITY SERIES

         The Value Equity Series invests primarily in the securities of high quality companies, including common stocks, preferred stocks, corporate bonds, notes, warrants and convertible securities.

         Convertible Securities - Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

         The Value Equity Series will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the sub-adviser's opinion, the investment characteristics of the underlying common shares will assist the Series in achieving its investment objectives. Otherwise, the Series may hold or trade convertible securities. In selecting convertible securities for the Series, the sub-adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the sub-adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         Warrants - Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stocks does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         Futures and Options Transactions - As a means of reducing fluctuations in the net asset value of the Value Equity Series, the Series may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Value Equity Series may also write covered call options on portfolio securities to attempt to increase its current income. The Series will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out only on an exchange which provides a secondary market for options of the same series.

         Financial Futures Contracts - A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

         Financial futures contracts call for the delivery of shares of common stocks represented in a particular index.

         Put Options on Financial Futures Contracts - The Series may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

         Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Series will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Series upon the sale of the second option will be large enough to offset both the premium paid by the Series for the original option plus the decrease in value of the hedged securities.

         Alternatively, the Series may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Series would then deliver the futures contract in return for payment of the strike price. If the Series neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         Call Options on Financial Futures Contracts - In addition to purchasing put options on futures, the Series may write listed call options on futures contracts to hedge its portfolio. When the Series writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall, causing the prices of futures to go down, the Series' obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Series' call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Series keeps the premium received for the option. This premium can substantially offset the drop in value of the Series' fixed income or indexed portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Series, or exercise of it by the buyer, the Series may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Series for the initial option. The net premium income of the Series will then substantially offset the decrease in value of the hedged securities.

         The Series will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Series will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         Risks - When the Value Equity Series uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Series' portfolio. This may cause the future contract and any related options to react differently than the portfolio securities to market changes. In addition, the Series' sub-adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Series may lose money on the futures contract or option.

         It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the sub-adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The

Series' ability to establish and close out futures and options positions depends on this secondary market.

         "Margin" in Futures Transactions - Unlike the purchase or sale of a security, the Series does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Series is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Series to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Series is valued daily at the official settlement price of the exchange on which it is traded. Each day the Series pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Series but is instead settlement between the Series and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Series will mark to market its open futures positions.

         The Series is also required to deposit and maintain margin when it writes call options on futures contracts.

         Purchasing Put Options on Portfolio Securities - The Series may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Series, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         Writing Covered Call Options on Portfolio Securities - The Series may also write covered call options to generate income. As writer of a call option, the Series has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Series may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

         Over-the-Counter - The Series may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Series and not traded on an exchange.

         Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.

Exchange-traded options have a continuous liquid market while over-the-counter options may not.

         U.S. Government Obligations - The types of U.S. government obligations in which the Series may invest are described below under "U.S. Government Income Series".

         Commercial Paper - The Series may invest in commercial paper rated at least A-1 by Standard & Poor's Corporation, or Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc., and money market instruments (including commercial paper) which are unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper. In the case where commercial paper, CCPs or Europaper has received different ratings from different rating services, such commercial paper, CCPs or Europaper is an acceptable investment so long as at least one rating is one of the preceding high quality ratings and provided the sub-adviser has determined that such investment presents minimal credit risks.

         Bank Instruments - The Series may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances (which are not necessarily guaranteed by those organizations.)

         In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Series may invest in:

         - Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks;

         -    Eurodollar Time Deposits ("ETDs"), which are U.S.
              dollar-denominated deposits in foreign branches of U.S. or foreign banks;

         - Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

         - Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposits issued by U.S. branches of foreign banks and held in the United States.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, record keeping, and the public availability of information. These factors will be carefully considered by the Value Equity Series' sub-adviser in selecting investments for the Series.

         When-Issued and Delayed Delivery Transactions - These transactions are arrangements in which the Value Equity Series purchases securities with payment and delivery scheduled for a future time. The Series engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Series' investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Series relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Series to miss a price or yield considered to be advantageous.

         These transactions are made to secure what is considered to be an advantageous price or yield for the Series. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

         No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Series sufficient to make payment for the securities to be purchased are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         Restricted and Illiquid Securities - The Series intends to invest in restricted securities. Restricted securities are any securities in which the Series may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Series will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

         The Series may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Series, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Series through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Series believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board of Trustees are liquid. The Series intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the sub-adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because such Section 4(2) commercial paper is liquid, the Series intends to not subject such paper to the limitation applicable to restricted securities.

         The Board of Trustees is responsible for establishing policies and procedures for investments in restricted securities and other illiquid securities, and the Board will monitor compliance with these policies and procedures by investment advisers to the Series.

         Repurchase Agreements - The Series or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Series might be delayed pending court action. The Series believes that under the regular procedures normally in effect for custody of the Series' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Series and allow retention or disposition of such securities. The Series will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the sub-adviser to be creditworthy pursuant to guidelines established by the Trustees.

         Reverse Repurchase Agreements - The Series may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Series transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Series will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Series to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Series will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Series in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Series' records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         Lending of Portfolio Securities - The collateral received when the Series lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series. During the time portfolio securities are on loan, the borrower pays the Series any dividends or interest paid on such securities. Loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

U.S. GOVERNMENT INCOME SERIES

         The U.S. Government Income Series invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

         U.S. Government Obligations - The types of U.S. government obligations in which the Series may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by: (1) the full faith and credit of the U.S. Treasury; (2) the issuer's right to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or (4) the credit of the agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Association; and Federal National Mortgage Association.

         Collateralized Mortgage Obligations (CMOs) - Privately issued CMOs generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         Adjustable Rate Mortgage Securities (ARMS) - Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

         While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g. investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns.

         When-Issued and Delayed Delivery Transactions, Lending of Portfolio Securities, Repurchase Agreements and Reverse Repurchase Agreements - The U.S. Government Income Series may also engage in these investment techniques, which are described above under "Value Equity Series," page 4.

INVESTMENT RESTRICTIONS

         The investment restrictions of the Series described below are fundamental policies that may not be changed without the approval of a least a majority of the outstanding shares of a Series or of 67% of the shares of a Series represented at a meeting of shareholders at which the holders of 50% or more of the outstanding shares of the Series are represented.

Value Equity Series
U.S. Government Income Series

         As a matter of fundamental policy, neither Series may: (1) issue senior securities except that the Series may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed (the Series will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Series to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Series will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Series will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements); (2) purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities (the deposit or payment by the Series of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin); (3) mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings (in those cases, it may pledge assets having a value of 15% of its assets taken at cost. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge); (4) lend any of its assets except portfolio securities up to one-third of the value of its total assets (this shall not prevent the Series from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Series' investment objective, policies, and limitations or Declaration of Trust); (5) purchase or sell commodities, commodity contracts, or commodity futures contracts except that the Value Equity Series may buy and sell financial futures contracts; (6) purchase or sell real estate, although it may invest in securities secured by real estate or interests in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein; (7) with respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer; (8) acquire more than 10% of the outstanding voting securities of any one issuer; (9) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry; (10) underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations; or (11) purchase restricted securities if immediately thereafter more than 10% of the net assets of the Series, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees).

The above investment limitations cannot be changed without shareholder approval. The following limitations for the Value Equity and U.S. Government Income Series, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitation becomes effective. Under these limitations, neither Series will: (1) invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid; (2) invest in other investment companies to the extent of more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general (a Series will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets); (3) invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor; (4) purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities; (5) purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs; (6) in the case of the Value Equity Series, purchase securities of a company for the purpose of exercising control or management; (7) invest more than 5% of its net assets in warrants, including those acquired in units or attached to other securities (to comply with certain state restrictions, the Series will limit its investment in such warrants not listed on the New York or American Stock Exchanges to 2% of its net assets. If state restrictions change, this latter restriction may be revised without notice to shareholders. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Series in units with or attached to securities may be deemed to be without value); (8) enter into transactions for the purpose of engaging in arbitrage; (9) purchase put options on securities unless the securities are held in the Series' portfolio and not more than 5% of the value of the Series' total assets would be invested in premiums on open put option positions; (10) write call options on securities unless the securities are held in its portfolio or unless the Series is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment; or (11) sell securities short unless (a) it owns, or has right to acquire, an equal amount of such securities, or (b) it has segregated an amount of its other assets equal to the lesser of the market value of the securities sold short or the amount required to acquire such securities. (The segregated amount will not exceed 10% of the Series' net assets. While in a short position, the Series will retain the securities, rights, or segregated assets).

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

                      INVESTMENT ADVISOR AND OTHER SERVICES

         The following sets forth certain additional information concerning Security First Investment Management Corporation ("Security Management"), the investment adviser and manager for the Value Equity Series and the U.S. Government Income Series, and Virtus Capital Management, Inc. ("Virtus"), the successor in interest to Signet Asset Management, the sub-adviser to Security Management for these Series.

SECURITY MANAGEMENT AND THE ADVISORY AGREEMENT

         Security Management serves as investment adviser to the Value Equity and U.S. Government Income Series pursuant to a Master Investment Management and Advisory Agreement ("Advisory Agreement") dated May 18, 1994. Security Management was incorporated in Delaware on December 6, 1973 and is a wholly-owned subsidiary of Security First Group, Inc., also a Delaware corporation (formerly, The Holden Group, Inc.). Security Management and Security First Group, Inc. maintain their principal places of business at 11365 West Olympic Boulevard, Los Angeles, California 90064. The common stock of Security First Group is owned by London Insurance Group, a Canadian insurance services corporation which is a publicly-traded subsidiary of Trilon Financial Corporation of Toronto, Canada. Security Management also acts as investment adviser to two affiliated insurance companies, Security First Life Insurance Company and Fidelity Standard Life Insurance Company. Security Management serves as investment adviser to the Trust for other series of the Trust under a separate advisory agreement.

         The Advisory Agreement provides that Security Management is responsible for supervising and directing the investments of each of the Series in accordance with the investment objectives of each. Pursuant to the Advisory Agreement, Security Management shall obtain and evaluate information relating to the economy, industries, business, securities markets, and particular issues of securities. In addition, Security Management agrees to formulate and implement a continuing program for the management of each of the Series' assets, give investment advice and manage the investment and reinvestment of the Series' securities. Security Management's obligations include the making and execution of investment decisions, and the placement of orders for the purchase and sale of securities with or through such brokers, dealers or issuers as Security Management may select. Security Management is also authorized to enter into sub-advisory agreements with third parties for the provision of investment advice to Security Management relating to each Series' portfolio of securities, investments, cash and other properties.

         The Advisory Agreement provides that Security Management and the Trust agree to maintain and preserve such accounts, books and records for such period or periods, as may be prescribed by the Securities and Exchange Commission. It also provides that the accounts, books and records will be made available for reasonable inspections by the Securities and Exchange Commission, the Trust's auditors, or any governmental instrumentality having regulatory authority over the Trust.

         Under the Advisory Agreement, the Trust will assume and pay legal and independent accounting and auditing expenses of the Trust, costs related to reports, notices and proxy material, compensation and expense of disinterested trustees, share issuance expenses of custodians, transfer agents and registrars, brokers' commissions, all taxes and fees payable to governmental agencies, expenses of shareholders' and trustees' meetings and interest expenses. Security Management will be responsible for paying all expenses and charges not assumed by the Trust.

         The Advisory Agreement provides that Security Management, its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations under the Advisory Agreements.

         For its services, Security Management receives from the Trust fees computed by using an annual rate of 0.90% of the average daily net assets of each of the Value Equity and U.S. Government Income Series. Such compensation is accrued daily and payable monthly by each Series.

         Security Management is obligated under the Advisory Agreement to waive some or all of its advisory fees to the extent required by any applicable expense limitation imposed by state laws. In addition, Security Management may voluntarily make contributions to a Series in order to maintain such Series' expenses at or below any such state law limitation.

         During the fiscal year ended July 31, 1995, Security Management earned a management fee of $7,615 from the Value Equity Series, but waived $3,601 pursuant to the Advisory Agreement.

         During the fiscal year ended July 31, 1995, Security Management earned a management fee of $7,034 from the U.S. Government Income Series, but waived $3,216 pursuant to the Advisory Agreement.

         The Advisory Agreement provides that it will remain in effect for an initial term of two years from its initial effective date and will continue in effect from year to year thereafter as to each Series provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of such Series. In either case, renewal of the Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated as to a particular Series without penalty by either party upon 60 days' prior written notice to the other party, provided that termination by the Trust must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the affected Series.

VIRTUS

         Virtus serves as sub-adviser to Security Management with respect to the Value Equity and U.S. Government Income Series pursuant to a sub-advisory agreement ("Sub-Advisory Agreement") dated May 18, 1994. Effective as of March 1, 1995, Virtus assumed the obligations of Signet Asset Management, a division of Signet Trust Company, under the Sub-Advisory Agreement. Signet Banking Corp., the sole stockholder of Signet Trust Company, is the sole stockholder of Virtus. Signet Banking Corporation is a multi-state, multi-bank holding company which has provided investment management services since 1956. As of September 30, 1995, Virtus had investment authority over $2.2 billion in assets. In addition to serving as sub-adviser to the Trust, Virtus acts as investment adviser to the Medalist Funds (formerly, "Signet Select Funds"), a publicly-held mutual fund comprised of a series of investment portfolios. The principal business offices of Virtus are located at 707 East Main Street, Suite 1300, Richmond,
Virginia 23219.

         As compensation for providing services under the Sub-Advisory Agreement, Virtus receives from Security Management a fee computed by using an annual rate of 0.75% based on the average daily net assets of each of the Value Equity and the U.S. Government Income Series. These fees are accrued daily, and paid monthly.

         The Sub-Advisory Agreement provides that Virtus shall waive its subadvisory fee (in coordination with waivers by Security Management of its fee, as discussed above under "Security Management and the Advisory Agreement," page
14) to the extent the expenses of either Series must be reduced in order to comply with any state law expense limitation. The Sub-Advisory Agreement also provides that Virtus may voluntarily waive a greater amount of its fees than would otherwise be required by reason of the foregoing, and may also voluntarily make contributions to a Series, in order to maintain the expenses of the Series at or below levels that may be required by state law.

SUB-ADVISORY AGREEMENT

         Under the Sub-Advisory Agreement Virtus provides investment management services to the Value Equity Series and U.S. Government Income Series. Virtus has the discretion to purchase or sell securities on behalf of the respective Series in accordance with the Series' investment objectives or restrictions and to communicate with brokers, dealers, custodians or other parties on behalf of the Series and to allocate brokerage or obtain research services. In performing these services, Virtus must obtain and evaluate information relating to the economy, industries, business, securities markets and securities as it may deem necessary, and it must formulate and implement a continuing plan for performance of its services.

         The Sub-Advisory Agreement provides that Virtus and its officers, directors and employees shall not be liable for any error of judgment, mistake of law, or loss suffered by the Trust, while rendering services under the Sub-Advisory Agreement, except for loss resulting from willful misfeasance, bad faith, gross negligence in the performance of their duties on behalf of the Trust or reckless disregard of their duties and obligations.

         During the fiscal year ended July 31, 1995, Virtus earned a sub-advisor fee of $38,075 from the Value Equity Series, but waived $24,836 pursuant to the Sub-Advisory Agreement, and it earned a sub-advisor fee of $35,172 from the U.S. Government Income Series, but waived $28,809 pursuant to the Sub-Advisory Agreement.

         The Sub-Advisory Agreement provides that it will remain in effect for an initial term of two years and will continue in effect from year to year thereafter, provided that such continuance is specifically approved at least annually by the Board of Trustees (at a meeting called for that purpose), or by vote of a majority of the outstanding shares of the affected Series. In either case, renewal of the Sub-Advisory Agreement must be approved by a majority of the Trust's independent Trustees. The Sub-Advisory Agreement provides that it will terminate automatically if assigned and that it may be terminated without penalty by either party or by the relevant Series upon 60 days prior written notice to the other party, provided that termination by the Series must be authorized by a resolution of a majority of the Board of Trustees or by a vote of a majority of the outstanding shares of the Series.

                         PRINCIPAL HOLDERS OF SECURITIES

         An investment company registered as unit investment trust under the 1940 Act, Security First Life Separate Account A the depositor of which is the Security First Life Insurance Company, Los Angeles, California has entered into participation agreements with the Trust for the purchase of Series shares at net asset value. As of July 31, 1995, Security

First Life Separate Account A was the owner of 100% of the outstanding shares of the Value Equity Series and 100% of the outstanding shares of the U.S. Government Income Series. The address of Security First Life Separate Account A is 11365 West Olympic Boulevard, Los Angeles, California 90064.

                             MANAGEMENT OF THE TRUST

           The Trustees and officers of the Trust, their principal occupations for the past five years, and the positions they hold with affiliated persons of the Trust are:

         Jack R. Borsting - Trustee. Executive Director, Center for Telecommunications Management, University of Southern California, 3415 South Figueroa, DCC 217, Los Angeles, CA 90089-0871. Prior to 1995, he was the Dean of the Department of Information & Operations Management, School of Business Administration, University of Southern California.

         *Melvin M. Hawkrigg - Trustee and Chairman. Chairman of the Board of Trilon Financial Corporation, BCE Place, 181 Bay Street, Suite 4420, P.O. Box 771, Toronto, Ontario, Canada M5J 2T3.

         Katherine L. Hensley - Trustee. Retired. Formerly, Partner of O'Melveny & Myers. 400 South Hope Street, Los Angeles, CA 90071-2899.

         Lawrence E. Marcus - Trustee. Retired. Formerly, Executive Vice President of Neiman-Marcus Company, a general merchandise retailer. 4616 Dorset, Dallas, Texas 75229.

         Robert G. Mepham - President. 11365 West Olympic Boulevard, Los Angeles, California 90064. President and Chief Executive Officer of Security First Group, Inc. and an officer of its subsidiaries.

         Jane Frances Eagle - Senior Vice President, Finance. 11365 West Olympic Boulevard, Los Angeles, CA 90064. Senior Vice President, Finance of Security First Group, Inc. and an officer of its subsidiaries.

         Cheryl M. MacGregor - Senior Vice President, Administration. 11365 West Olympic Boulevard, Los Angeles, CA 90064. Senior Vice President, Administration of Security First Group, Inc. and an officer of its subsidiaries.

         Richard C. Pearson - Senior Vice President, General Counsel and Secretary. 11365 West Olympic Boulevard, Los Angeles, California 90064. Senior Vice President, Secretary and General Counsel of Security First Group, Inc. and an officer of its subsidiaries.

         James C. Turner - Vice President, Taxation. 11365 West Olympic Boulevard, Los Angeles, California 90064. Vice President, Taxation of Security First Group, Inc.

         Each "disinterested" Trustee receives a Trustee's fee of $7,000 per year, $1,000 for each Trustees' meeting attended and reimbursement of expenses.

         Ms. Eagle is also Senior Vice President, Finance of Security Management. Mr. Mepham is also Chairman and President of Security Management. Mr. Pearson is also Senior Vice President, General Counsel and Secretary of Security Management. Mr. Turner is also Vice President and Assistant Secretary of Security Management.

* Trustees who are "interested persons" as that term is defined in the Investment Company Act of 1940.

                                    BROKERAGE

         Decisions with respect to the purchase and sale of portfolio securities on behalf of the Trust are made by Security Management pursuant to the terms of the Advisory Agreement. However, pursuant to the terms of the Sub-Advisory Agreement, Virtus may allocate brokerage and principal business or obtain research services from organizations with which the Trust or Security Management may be dealing. Security Management is ultimately responsible for implementing these decisions, including the allocation of principal business and portfolio brokerage and the negotiation of commissions.

         In purchasing and selling the Series' portfolio securities, it is Security Management's and Virtus's policy to seek quality execution at the most favorable security prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. However, under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Series' portfolio transactions, consideration will be given to such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and brokerage and research services which they provide to Security Management, Virtus or the Series.

         Security Management or Virtus may cause a Series to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. This determination may be viewed in terms of either that particular transaction or the overall responsibilities of Security Management and Virtus with respect to the accounts over which it exercises investment discretion. In some cases, research services are generated by third parties, but are provided to Security Management or Virtus by or through broker-dealers.

         Virtus may effect principal transactions on behalf of a Series with a broker-dealer who furnishes brokerage and/or research services, designate any such broker-dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. Additionally, purchases and sales of fixed income securities are transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal or agent. The Trust does not usually pay brokerage commissions for these purchases and sales, although the price of the securities generally includes compensation which is not disclosed separately. The prices the Trust pays to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

         Security Management and Virtus receive a wide range of research services from broker-dealers including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analysis. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, government representatives and access to various computer-generated data. Research services received from broker-dealers are supplemental to Security Management's and Virtus's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

         Each year Security Management and Virtus assess the contribution of the brokerage and research services provided by broker-dealers and allocates a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can (and often does) exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-dealer excluded from receiving business because it has not been identified as providing research services.

         Security Management and Virtus cannot readily determine the extent to which commissions or net prices charged by broker-dealers reflect the value of their unsolicited research services. In some instances, Security Management and/or Virtus will receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to Security Management or Virtus in serving other clients, but they can also be useful in serving the Trust. Neither Security Management nor Virtus allocates business to any broker-dealer on the basis of its efforts in promoting sales of shares of the Series. However, this does not mean that such broker-dealers will not receive business from the Trust.

During the fiscal years ended July 31, 1995 and 1994 and the period May 19, 1993 through July 31, 1993, the Value Equity Series paid brokerage commissions to securities dealers in the amounts of $22,760, $12,180 and $3,091, respectively. The U.S. Government Income Series paid no brokerage commissions or discounts to securities dealers for the fiscal years ended July 31, 1995 and 1994, or for the period May 19, 1993 through July 31, 1993.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate can be expected to be higher during periods of rapidly changing economic or market conditions than in a more stable period. Portfolio turnover may be defined as the ratio of the total dollar amount of the lesser of the purchase or sales of securities to the monthly average value of portfolio securities owned by the Trust. The portfolio turnover rates for the Value Equity Series for the fiscal years ended July 31, 1995 and 1994 and for the period May 19, 1993 through July 31, 1993 were 84%, 121% and 7%, respectively. The portfolio turnover rates for the U.S. Government Income Series for the fiscal years ended July 31, 1995 and 1994 and for the period May 19, 1993 through July 31, 1993 were 16%, 17% and 0%, respectively.

               PRICING AND REDEMPTION OF SECURITIES BEING OFFERED

DETERMINING NET ASSET VALUE

         The net asset value per share of each Series is determined by dividing the value of the Series' securities, plus any cash and other assets (including dividends and interest accrued and not collected), less all liabilities (including accrued expenses), by the number of shares outstanding.

VALUE EQUITY AND U.S. GOVERNMENT INCOME SERIES

         The market values of the Series' portfolio securities are determined as follows:

         - for equity securities, according to the last sale price on a national securities exchange, if available;

         - in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         -    for unlisted equity securities, the latest bid prices;

         - for bonds and other fixed income securities, as determined by an independent pricing service;

         - for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with maturities of less than 60 days, at amortized cost; or

         - for all other securities, at fair value as determined in good faith by the Board of Trustees.

         The Series will value future contracts, options, put options on futures and financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Board determines in good faith that another method of valuing option positions is necessary to appraise their fair value.

REDEMPTION OF SHARES

         The Trust will redeem shares at the net asset value per share next to be determined after receipt of a duly executed request for redemption. Redemption of shares or payment may be suspended at times (i) when the New York Stock Exchange is closed other than customary weekends and holidays, (ii) when trading on said exchange is restricted, (iii) when an emergency (as determined by the Securities and Exchange Commission) exists, making disposal of portfolio securities or the valuation of net assets of the Series not reasonably practicable, or (iv) when the Securities and Exchange Commission has by order permitted such suspension for the protection of shareholders of the Trust.

         The Trust's redemption procedures will not be changed without prior notice to shareholders.

                                    TAXATION

         Under the Internal Revenue Code, as amended, ("Code") each of the Series is treated as a separate regulated investment company provided the qualification requirements of Subchapter M are otherwise met. As a regulated investment company, a Series will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year is distributed.

         In order to qualify as a regulated investment company under the Code, a Series must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities;
(b) derive less than 30% of its gross income from the sale or other disposition of stocks or securities held less than three months, and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Series' assets is represented by cash, Government securities and other securities limited in respect of any one issuer to 5% of the Series' assets and to not more than 10% of the voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities).

         In addition to the diversification requirements contained in the Trust's investment restrictions, the Trust is also subject to diversification requirements applicable to variable annuities under section 817(h) of the Code. Under this section, a variable annuity will not receive the tax treatment afforded annuities if its underlying investments are not adequately diversified. Under applicable regulations, no more than 55% of total assets can be invested in one investment, 70% in two investments, 80% in three investments and 90% in four investments. Investments are generally defined as securities issued by any one issuer. U.S.

Government agencies or instrumentalities are considered separate issuers; federally insured certificates of deposit are considered securities issued by the U.S. Government because of the insurance.

         Unlike public shareholders, under the Code a life insurance company separate account will not incur any federal income tax liability on dividends and capital gains distributions received from a regulated investment company by a separate account funding variable annuity contracts as defined in section 817(d) of the Code.

         To the extent that there is in excess of $250,000 invested in a Series other than through variable contract premium payment, the Code imposes a 4% nondeductible excise tax on such Series to the extent the Series does not distribute at least 98% of its net investment income and its net capital gains (both long- and short-term) for each taxable year by the end of such year. For purposes of the 4% excise tax, dividends and distributions will be treated as paid when actually distributed, except that dividends declared in December payable to shareholders of record on a specified date in December, and paid before February 1 of the following year, will be treated as having been (i) paid by the Series on the record date and (ii) received by each shareholder on such date. Net capital gains realized for the one year period ending on October 31 of each tax year are subject to distribution in this manner.

         Series which do not have in excess of $250,000 invested other than through variable contract premium payments are not subject to the above described 4% excise tax.

         Each Series will send written notices to its shareholder (Separate Account) regarding the tax status of all distributions made during each taxable year.

                                  BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.

         Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

STANDARD & POOR'S CORPORATION

         Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the higher-rated issues only in small degree.

         Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

         Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

FITCH INVESTORS SERVICE, INC.

         Fitch's investment grade bond ratings are summarized as follows: AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'; A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings; BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) Minus (-) - Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the 'AAA' category.

                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

           Moody's employs the following three designations, all judged to be of investment grade, to indicate the relative repayment ability of rated issuers:

           Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

           Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

           Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

           A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the rrelevant market. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. Categories A-1, A-2 and A-3 are as follows: A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation; A-2--Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1"; and A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC.

         Fitch's short term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows: F-1+ - Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment; F-1 - Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'; F-2 - Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings; F-3 - Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payments is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade; F-S - Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions; D - Default. Issues assigned this rating are in actual or imminent payment default.

                                    CUSTODIAN

         The Bank of New York (the "Custodian"), 48 Wall Street, New York, New York 10286, serves as custodian for the assets of each of the Series. Pursuant to the terms of the Custodian Agreement executed with the Trust, the Trust will forward to the Custodian the proceeds of each purchase of Series shares. The Custodian will hold such proceeds and make disbursements therefrom in accordance with the terms of the Custodian Agreement. It will retain possession of the securities purchased with such proceeds and maintain appropriate records with respect to receipt and disbursements of money, receipt and release of securities, and all other transactions of the Custodian with respect to the securities and other assets of the Series.

         The Custodian Agreement provides that each of the Series shall pay to the Custodian compensation for its services, in accordance with the Custodian's regularly established rate schedule. Said compensation shall be computed on the basis of the Series' average daily net assets payable as of the end of each month. The Custodian Agreement may be terminated by either the Trust or the Custodian upon 60 days' written notice to the other party. Such termination shall not be in contravention of any applicable federal or state laws or regulations, or any provision of the Trust Declaration or By-Laws.

                              INDEPENDENT AUDITORS

         The financial statements of Security First Trust included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear elsewhere herein and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in reliance on their reports, given on their authority as experts in accounting and auditing.

                         FEDERAL REGISTRATION OF SHARES

         The Trust's shares are registered for sale under the Securities Act of 1933.

                                  LEGAL COUNSEL

         Routier, Mackey and Johnson, P.C., whose address is 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006 is legal counsel to the Trust.

                        [ERNST & YOUNG LLP LETTERHEAD]




                        Report of Independent Auditors

To the Trustees and Shareholders
Security First Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Security First Trust (comprised of Bond Series, Growth and Income Series, Value Equity Series and U.S. Government Income Series) as of July 31, 1995, the related statements of operations and the changes in net assets for each of the periods indicated. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects the financial position of Security First Trust (comprised of Bond Series, Growth and Income Series, Value Equity Series, and U.S. Government Income Series) at July 31, 1995, the results of its operations and the changes in its net assets for each of the periods indicated in conformity with generally accepted accounting principles.


                                          /s/ Ernst & Young LLP
                                          ----------------------
                                              Ernst & Young LLP


September 12, 1995

                              SECURITY FIRST TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 1995

                                                                                                      U.S.
                                                                   Growth and        Value         Government
                                                                     Income          Equity          Income
                                                  Bond Series        Series          Series          Series
                                                  -----------        ------          ------          ------
ASSETS
  Investments -- Note A and Schedule I:
    Investment securities, at
      market (cost: Bond
      Series - $7,615,670;
      Growth and Income Series
      - $49,552,608; Value
      Equity Series -
      $6,140,865; U.S.
      Government Income Series
      - $5,528,736)                               $7,849,278      $67,411,628      $6,991,313      $5,576,167
    Short-term investments -
      (cost:  Growth and
      Income Series -
      $16,039,906)                                                 16,039,906
                                                  ----------      -----------      ----------      ----------
                                                   7,849,278       83,451,534       6,991,313       5,576,167

  Cash                                                38,462          245,482         778,838         303,696
  Interest receivable                                123,353                                          117,370
  Dividends receivable                                                144,110           6,568
  Receivable for capital
    shares purchased                                   2,322           60,806          18,660           5,672
  Prepaid insurance                                    1,388           14,310           1,256           1,025
                                                  ----------      -----------      ----------      ----------
                                                   8,014,803       83,916,242       7,796,635       6,003,930

LIABILITIES

  Payable for securities purchased                                                     16,979
  Payable to affiliates                                   17              237              61              24
  Accrued expenses                                    17,936           36,807          10,327           5,915
  Payable to investment
    adviser  -- Note B                                 2,372           24,542           3,513           1,350
  Payable for directors' fees                            181            1,543              36              35
  Payable for capital shares
    redeemed                                          16,516           63,467                             457
                                                  ----------      -----------     -----------     -----------
                                                      37,022          126,596          30,916           7,781

NET ASSETS
  Composed of:

    Capital shares (authorized
      100,000,000 shares of
      $.01 par value for each
      series)                                      7,737,759       64,263,853       6,880,622       5,815,686
    Undistributed net investment income              276,600        1,316,678          41,590         159,926
    Accumulated net realized
      gain (loss)                                   (270,186)         350,095          (6,941)        (26,894)
    Net unrealized
      appreciation of
      investments                                    233,608       17,859,020         850,448          47,431
                                                  ----------      -----------     -----------     -----------
                         Net assets               $7,977,781      $83,789,646     $ 7,765,719     $ 5,996,149
                                                  ==========      ===========     ===========     ===========
         Capital shares outstanding                2,034,763        7,918,360       1,363,119       1,169,195

          Net asset value per share               $     3.92      $     10.58     $      5.70     $      5.13

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JULY 31, 1995




                                                                                                                 U.S.
                                                                       Growth and            Value            Government
                                                                         Income              Equity             Income
                                                  Bond Series            Series              Series             Series
                                                  ------------        ------------        ------------       ------------
INVESTMENT INCOME
  Interest                                        $    551,886        $    738,459        $     26,618       $    277,202
  Dividends                                                              2,039,934              90,616
  Miscellaneous income                                                       8,811
                                                  ------------        ------------        ------------       ------------
                                                       551,886           2,787,204             117,234            277,202
Expenses:
  Custodian fees                                        29,737              39,598              22,627             16,691
  Adviser fees -- Note B                                25,523             255,372              38,075             35,172
  Management fees -- Note B                             10,939             109,066               7,615              7,034
  Printing expenses                                      4,423              35,931               2,200                261
  Audit fees                                            14,388              14,370               8,274              4,105
  Insurance expenses                                     1,874              17,440                 770                802
  Directors' fees and expenses                           3,000              30,991               2,213              2,197
  Legal expense                                          2,632              24,953               1,358              1,408
  Taxes, license and fees                                1,604               1,675               1,675              1,675
  Miscellaneous expenses                                                     3,041               2,690                523
                                                  ------------        ------------        ------------       ------------
                                                        94,120             532,437              87,497             69,868

 Less: Waiver of management fees                                                                (3,601)            (3,216)
        Waiver of adviser fees                                                                 (24,836)           (28,809)
        Excess expenses
         reimbursed by Fund
         Manager -- Note B                                                                      (8,177)            (4,932)
                                                  ------------        ------------        ------------       ------------
                                                        94,120             532,437              50,883             32,911
                                                  ------------        ------------        ------------       ------------
          Net Investment Income                        457,766           2,254,767              66,351            244,291

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
  -- Notes A and C
        Net realized gain (loss) on sale of
         investments                                   (85,491)            723,499              10,119            (26,894)
        Net unrealized appreciation of
         investments during the year                   258,476           9,667,042             866,272            155,555
                                                  ------------        ------------        ------------       ------------
        Net gain on investments                        172,985          10,390,541             876,391            128,661
                                                  ------------        ------------        ------------       ------------
         Increase in net assets
      resulting from operations                   $    630,751        $ 12,645,308        $    942,742       $    372,952
                                                  ============        ============        ============       ============

The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1995

                                                                                                  U.S.
                                                         Growth and           Value            Government
                                                           Income             Equity             Income
                                      Bond Series          Series             Series             Series
                                      -----------        -----------        -----------        -----------
Operations:
  Net investment income               $   457,766        $ 2,254,767        $   66,351        $  244,291
  Net realized gain (loss) on
    investments                           (85,491)           723,499            10,119           (26,894)
  Net unrealized appreciation
    of investments during the
    year                                  258,476          9,667,042           866,272           155,555
                                      -----------        -----------        ----------        ----------
         Increase in net assets
      resulting from operations           630,751         12,645,308           942,742           372,952

Distributions to shareowners
  from:

  Net investment income                  (403,613)        (1,896,472)          (43,805)         (133,049)
  Net realized gains                                        (440,124)

Capital share transactions --
  Note D:
  Reinvestment of net
    investment income
    distributed                           403,613          1,896,472            43,805           133,049
  Reinvestment of net
    realized gains                                           440,124
  Sales of capital shares               1,520,473         14,215,043         4,494,367         2,982,198
  Redemptions of capital
    shares                             (1,399,407)        (8,731,675)         (678,463)         (783,488)
                                      -----------        -----------        ----------        ----------
    Increase in net assets from
     capital share transactions           524,679          7,819,964         3,859,709         2,331,759
                                      -----------        -----------        ----------        ----------
   Total increase in net assets           751,817         18,128,676         4,758,646         2,571,662

Net Assets:
    Beginning of year                   7,225,964         65,660,970         3,007,073         3,424,487
                                      -----------        -----------        ----------        ----------
    End of year (including
      undistributed net
      investment income:  Bond
      Series - $276,600;
      Growth and Income Series
      - $1,316,678; Value
      Equity Series - $41,590;
      U.S. Government Income
      Series - $159,926)              $ 7,977,781        $83,789,646        $7,765,719        $5,996,149
                                      ===========        ===========        ==========        ==========


The accompanying notes are an integral part of these financial statements.

                              SECURITY FIRST TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                        FOR THE YEAR ENDED JULY 31, 1994

                                                                                                     U.S.
                                                           Growth and            Value            Government
                                                             Income              Equity             Income
                                        Bond Series          Series              Series             Series
                                        -----------        -----------         -----------        -----------
Operations:
  Net investment income                 $   404,434        $  1,607,834        $    27,548         $   64,380
  Net realized gain (loss) on
    investments                              49,276           2,664,404            (13,267)             3,614
  Net unrealized appreciation
    (depreciation) of
    investments during the year            (531,421)             64,572            (16,873)          (110,876)
                                        -----------        ------------        -----------         ----------
Increase (decrease) in net assets
      resulting from operations             (77,711)          4,336,810             (2,592)           (42,882)

Distributions to shareowners
  from:
  Net investment income                    (408,147)         (1,431,711)           (10,567)           (18,886)
  Net realized gains                                                                                   (3,614)

Capital share transactions --
  Note D:
  Reinvestment of net
    investment income
    distributed                             408,147           1,431,711             10,567             18,886
  Reinvestment of net
    realized gains                                                                                     3,614
  Sales of capital shares                 2,057,153          16,521,743          3,217,442          3,772,938
  Redemptions of capital
    shares                               (1,983,437)        (10,357,781)        (1,541,629)          (774,629)
                                        -----------        ------------        -----------         ----------
    Increase in net assets from
     capital share transactions             481,863           7,595,673          1,686,380          3,020,809
                                        -----------        ------------        -----------         ----------
      Total increase (decrease)
                 in net  assets              (3,995)         10,500,772          1,673,221          2,955,427

Net Assets:
    Beginning of year                     7,229,959          55,160,198          1,333,852            469,060
                                        -----------        ------------        -----------         ----------
    End of year (including
      undistributed net
      investment income:  Bond
      Series - $222,447;
      Growth and Income Series
      - $958,383; Value Equity
      Series - $19,044; U.S.
      Government Income Series
      - $48,684)                        $ 7,225,964        $ 65,660,970        $ 3,007,073         $3,424,487
                                        ===========        ============        ===========         ==========


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market          Cost/
                                                    Value of         Amortized          Market
  Principal           Fixed Maturities             Portfolio           Cost             Value
-----------    ------------------------------      ---------         -----------     ------------
               CORPORATE NOTES                        32.8%

               Banking:                                7.5
  $ 100,000      Bankers Trust NY Corp.
                 8.25%, due 05/01/05                                 $   107,728     $    106,317
    100,000      Citicorp
                 5.70%, due 02/12/96                                     100,038           99,744
    100,000      First Chicago Corp.
                 5.50%, due 04/15/96                                      99,989           99,573
    125,000      National Australia Bank
                 9.70%, due 10/15/98                                     125,000          136,094
    100,000      Shawmut Corp.
                 8.875%, due 04/01/96                                    102,016          101,579
     50,000      Wells Fargo
                 8.35%, due 11/01/96                                      51,576           51,336
                                                                     -----------     ------------
                                                                         586,347          594,643
               Credit Card-Backed:                     2.6
    100,000      First Chicago Credit Card Tr
                 91-D
                 8.40%, due 06/15/98                                      99,779          101,750
    100,000      Standard Credit Card
                 7.25%, due 04/07/08                                      98,466          102,971
                                                                     -----------     ------------
                                                                         198,245          204,721
               Electrical Utilities:                   1.6
    125,000      Long Island Lighting
                 5.25%, due 03/01/96                                     123,884          124,140

               Finance and Credit:                     5.4
     65,000      American Express
                 Credit Corp. 7.75%,
                 due 03/01/97                                             63,937           66,465
     50,000      Associates Corp. No.
                 America
                 8.80%, due 03/01/96                                      49,973           50,735
     50,000      Beneficial Financial
                 9.05%, due 03/14/97                                      49,992           52,131
     50,000      Commercial Credit
                 Group Inc.
                 9.60%, due 05/15/99                                      50,656           54,942
    100,000      Greyhound Financial
                 Corp.
                 5.125%, due 02/15/96                                     99,766           99,563
    100,000      Margaretten Financial
                 Corp.
                 6.75%, due 06/15/00                                      96,100           99,683
                                                                     -----------     ------------
                                                                         410,424          423,519

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal          Fixed Maturities               Portfolio           Cost             Value
-----------    -----------------------------        ---------        -----------     ------------
               CORPORATE NOTES
                  (CONTINUED)

               Food & Beverage:                        1.5%
  $  50,000      Coca Cola Enterprises
                 8.50%, due 02/01/22                                 $    56,447     $     55,355
     60,000      Philip Morris
                 8.75%, due 12/01/96                                      59,976           61,936
                                                                     -----------     ------------
                                                                         116,423          117,291
               Industrial - Other:                     6.4
     50,000      Boeing Co.
                 8.75%,due 08/15/21                                       57,904           56,862
    100,000      Columbia Healthcare
                 7.69%, due 06/15/25                                      99,875           98,177
    100,000      GMAC
                 9.625%, due 12/15/01                                    114,809          112,659
    125,000      General Electric
                 Capital Corp.
                 9.38%, due 10/06/98                                     125,191          135,112
    100,000      Hertz Corp.
                 6.625%, due 07/15/00                                     99,610           98,961
                                                                     -----------     ------------
                                                                         497,389          501,771
               Miscellaneous:                          3.4
    175,000      Tennessee Valley Auth.
                 8.375%, due 10/01/99                                    176,919          187,598
     80,000      U. S. West Communication
                 7.50%, due 06/15/23                                      70,099           77,922
                                                                     -----------     ------------
                                                                         247,018          265,520
               Savings & Loan:                         0.7
     50,000      Ahmanson (H.F.) & Co.
                 8.25%, due 10/01/02                                      49,856           52,692

               Telephone:                              3.7
    125,000      AT&T Credit Corp.
                 9.85%, due 03/15/96                                     125,282          127,729
     50,000      GTE Corp.
                 8.85%, due 03/01/98                                      50,072           52,534
    100,000      Rochester Telephone
                 Corp.
                 8.77%, due 04/16/01                                     100,000          107,847
                                                                     -----------     ------------
                                                                         275,354          288,110

                       TOTAL CORPORATE NOTES                           2,504,940        2,572,407

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market            Cost/
                                                    Value of           Amortized        Market
  Principal          Fixed Maturities               Portfolio            Cost            Value
-----------    ---------------------------------    ---------        -----------     ------------
               FEDERAL AGENCIES                       42.6%

               Federal Home Loan Bank:                 2.2
  $ 175,000      5.43%, due 02/25/99                                 $   161,348     $    170,461

               Federal Home Loan Mortgage Corp.:       5.9
    235,000      7.125%, due 07/21/99                                    228,311          241,683
      9,344      9.00%, due 01/01/17                                       9,126            9,657
     20,515      9.00%, due 06/01/19                                      19,526           21,201
     41,220      9.50%, due 04/01/19                                      39,835           42,984
    150,000      7.00%, due 07/15/21                                     150,697          146,343
                                                                     -----------     ------------
                                                                         447,495          461,868

               Federal National Mortgage Assn.:        2.5
    175,000      8.35%, due 11/10/99                                     176,865          187,798
      9,069      7.50%, due 08/25/21                                       9,187            9,143
                                                                     -----------     ------------
                                                                         186,052          196,941

               Government National Mortgage
                 Assn.:                               32.0
      6,079      9.00%, due 04/15/09                                       6,294            6,349
     90,012      9.00%, due 05/15/09                                      93,024           94,006
    136,852      7.00%, due 08/15/23                                     140,409          133,517
     98,254      9.25%, due 07/15/17                                     103,584          102,491
      1,648      11.25%, due 07/15/13                                      1,728            1,813
     15,470      11.50%, due 02/15/18                                     17,152           17,462
     86,613      11.50%, due 11/15/15                                     97,163           97,768
      5,571      12.50%, due 04/15/10                                      6,243            6,316
    279,438      7.50%, due 10/15/23                                     290,716          279,262
     28,968      10.00%, due 06/15/17                                     31,363           31,594
    111,743      10.00%, due 03/15/20                                    121,411          121,874
    314,560      9.00%, due 05/15/16                                     330,044          330,093
    189,012      9.00%, due 07/15/16                                     198,319          198,345
    163,286      9.00%, due 10/15/16                                     171,332          171,349
    168,124      9.00%, due 11/15/16                                     176,409          176,426
     71,410      10.00%, due 08/15/16                                     75,941           77,726
     34,492      10.00%, due 11/15/17                                     36,686           37,542
     70,645      10.00%, due 03/15/19                                     75,149           76,893
    197,377      7.00%, due 03/15/24                                     186,408          192,628
    170,967      7.50%, due 06/15/23                                     160,785          170,992
    195,259      7.00%, due 01/15/24                                     182,076          190,561
                                                                     -----------     ------------
                                                                       2,502,236        2,515,007

                      TOTAL FEDERAL AGENCIES                           3,297,131        3,344,277

                                                                      SCHEDULE I

                        SECURITY FIRST TRUST BOND SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market          Cost/
                                                    Value of         Amortized          Market
  Principal           Fixed Maturities             Portfolio            Cost             Value
-----------    -----------------------------       ---------         -----------     ------------
               U.S. GOVERNMENT OBLIGATIONS            24.6%

               U.S. Treasury Bonds:                   14.6
  $ 400,000      7.125%, due 02/15/23                                $   381,150     $    407,750
    200,000      8.75%, due 05/15/20                                     210,150          240,875
    100,000      8.75%, due 08/15/20                                     102,537          120,531
    150,000      8.00%, due 11/15/21                                     151,395          168,047
    180,000      8.50%, due 02/15/20                                     212,914          211,443
                                                                     -----------     ------------
                                                                       1,058,146        1,148,646

               U.S. Treasury Notes:                    7.5

    310,000      7.75%, due 11/30/99                                     315,915          327,341
    250,000      7.25%, due 08/15/22                                     259,157          258,125
                                                                     -----------     ------------
                                                                         575,072          585,466
    350,000    U. S. Treasury Securities
                 Stripped:                             2.5
                 0.00%, due 05/15/04                                     180,381          198,482
                                                                     -----------     ------------
           TOTAL U.S. GOVERNMENT OBLIGATIONS                           1,813,599        1,932,594
                                                                     -----------     ------------

                           TOTAL INVESTMENTS         100.0           $ 7,615,670        7,849,278
                                                                     ===========
               Other assets less liabilities                                              128,503
                                                                                      -----------
                                  NET ASSETS                                          $ 7,977,781
                                                                                      ===========



The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995


                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               CAPITAL EQUIPMENT                       2.1%

               Electrical Equipment:                   1.6
  17,000         General Electric Co.                                $   659,175     $  1,003,000
  25,000         Westinghouse
                 Electric Corp.                                          636,314          343,750
                                                                     -----------     ------------
                                                                       1,295,489        1,346,750
               Machinery:                              0.5
  25,000         Coltec Industries
                 Inc.*                                                   407,875          381,250

               CONSUMER CYCLICALS                      0.8

               Automobiles & Related:                  0.8
   7,000         Ford Motor Service
                 Cv. Pfd.                                                350,000          665,875

               CONSUMER NONDURABLES                   24.1

               Food Products:                          5.3
  12,000         Anheuser-Busch Company, Inc.                            623,460          667,500
  12,000         CPC International Inc.                                  493,152          741,000
  12,000         General Mills, Inc.                                     515,191          627,000
  10,000         Pepsico, Inc.                                           304,450          468,750
  25,000         Quaker Oats Company                                     854,562          868,750
  20,000         Ralston-Ralston Purina Group                            748,625        1,070,000
                                                                     -----------     ------------
                                                                       3,539,440        4,443,000

               Hospital Supplies:                      1.3
  30,000         Baxter International Inc.                               752,235        1,117,500

               Miscellaneous Consumer Products:        6.8
  18,000         American Brands Inc.                                    659,565          717,750
  10,000         Clorox Co.                                              378,300          656,250
  12,000         Colgate Palmolive                                       661,092          840,000
  25,000         Corning Inc.                                            832,712          800,000
  29,000         Hanson PLC Sponsored ADR                                414,020          500,250
  15,000         Philip Morris Cos. Inc.                               1,117,700        1,076,250
   8,249         RJR Nabisco Hldngs Corp.                                228,143          227,879
  18,000         Tambrands, Inc.                                         684,390          848,250
                                                                     -----------     ------------
                                                                       4,975,922        5,666,629

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               CONSUMER NONDURABLES (CONTINUED)

               Pharmaceuticals:                       10.7%
  15,000         American Home Products                              $   923,550     $  1,185,000
  15,000         Johnson & Johnson                                       599,325        1,076,250
  12,000         Eli Lilly & Co.                                         794,502          939,000
  24,000         Pfizer, Inc.                                            683,710        1,215,000
  20,000         Schering-Plough Corp.                                   559,450          930,000
  30,200         SmithKline Beecham PLC ADR                              498,641        1,359,000
  25,000         Upjohn Co.                                              834,717          962,500
  15,000         Warner Lambert Co.                                    1,005,959        1,258,125
                                                                     -----------     ------------
                                                                       5,899,854        8,924,875

               CONSUMER SERVICES                      10.7

               Restaurants:                            0.2
  12,000         Darden Restaurants
                 Inc.*                                                   108,149          130,500

               General Merchandisers:                  3.6
  15,000         Dayton-Hudson                                         1,021,926        1,134,375
  30,000         K Mart Corp.                                            436,825          472,500
  20,000         J.C. Penney Inc.                                        429,490          967,500
  30,000         TJX Companies Inc.                                      369,300          438,750
                                                                     -----------     ------------
                                                                       2,257,541        3,013,125

               Media and
                 Communications:                       5.0
  17,000         Dun and Bradstreet
                 Corp.                                                   715,100          956,250
  13,000         McGraw-Hill Inc.                                        756,235          999,375
  30,000         Meredith Corp.                                          398,400          862,500
  14,014         Times Mirror Co. New                                    270,830          402,902
   5,986         Times Mirror Co.
                 Series B                                                115,788          148,153
  20,000         Vodafone Group PLC SPON ADR                             653,900          787,500
                                                                     -----------     ------------
                                                                       2,910,253        4,156,680

               Miscellaneous:                          1.9
  15,000         Readers Digest Assn.
                 Inc.                                                    586,050          641,250
  30,000         WMX Technologies,
                 Inc.                                                    930,265          937,500
   1,450         U. S. Industries*                                        15,470           20,844
                                                                     -----------     ------------
                                                                       1,531,785        1,599,594

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      --------------------------------     ---------        -----------     ------------
               ENERGY                                 11.4%

               Oil:                                   11.4
  12,000         Atlantic Richfield
                 Co.                                                 $ 1,242,918     $  1,383,000
  15,000         British Petroleum PLC                                   840,450        1,361,250
   8,715         Burlington Resources
                 Inc.                                                    218,178          338,796
  18,000         Exxon Corp.                                           1,063,910        1,305,000
  15,000         Halliburton Co.                                         422,450          609,375
   8,000         Mobil Corp.                                             480,128          782,000
  12,000         Murphy Oil Corp.                                        430,220          490,500
   8,000         Pennzoil Co.                                            589,241          375,000
  10,000         Royal Dutch Petroleum Co.
                 ADR                                                     796,120        1,270,000
  15,300         Texaco Inc.                                             578,282        1,019,363
  20,000         Unocal Corp.                                            344,700          562,500
                                                                     -----------     ------------
                                                                       7,006,597        9,496,784

               FINANCIAL                              13.6

               Bank and Trust:                         4.9
  75,000         California Federal
                 Bank*                                                   944,450        1,040,625
  10,000         Chemical Banking
                 Corp.                                                   272,500          516,250
  10,000         First Interstate
                 Bancorp                                                 330,000          861,250
  15,000         J.P. Morgan and Co.                                     945,615        1,098,750
  20,000         National City Corp.                                     501,000          612,500
                                                                     -----------     ------------
                                                                       2,993,565        4,129,375

               Financial Services:                     7.5
  52,000         American Express                                        976,137        2,008,500
  20,000         H&R Block Inc.                                          271,513          750,000
  15,000         Federal Home Loan
                 Mortgage Corp.                                          196,650          982,500
  15,000         Student Loan Marketing
                 Assn.                                                   518,550          808,125
  36,789         Travellers Inc.                                         756,494        1,742,879
                                                                     -----------     ------------
                                                                       2,719,344        6,292,004

               Insurance:                              1.2

  10,000         CIGNA Corp.                                             487,963          806,250
  14,000         Willis Corroon Group Sponsored
                 ADR                                                     292,946          162,750
                                                                     -----------     ------------
                                                                         780,909          969,000







*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      -----------------------------        ---------        -----------     ------------
               PROCESS INDUSTRIES                      6.7%

               Chemicals:                              3.4
  15,000         Great Lakes Chemical
                 Corp.                                               $   738,195     $    982,500
  13,000         Minnesota Mining &
                 Manufacturing                                           708,295          736,125
  12,000         Monsanto Co.                                            634,212        1,117,500
                                                                     -----------     ------------
                                                                       2,080,702        2,836,125

               Forest Products:                        0.8
  15,000         Weyerhaeuser Co.                                        392,498          701,250

               Paper & Paper Products:                 2.5
  33,500         Albany International
                 Corp.                                                   438,603          850,062
  10,000         Kimberly-Clark Corp.                                    473,300          633,750
  10,000         Union Camp Corp.                                        400,800          562,500
                                                                     -----------     ------------
                                                                       1,312,703        2,046,312

               TECHNOLOGY                              1.6

               Electronic Systems:                     1.6
  30,000         Honeywell Inc.                                          999,350        1,286,250

               TRANSPORTATION                          3.2

               Railroads:                              1.5
  30,000         Canadian Pacific Ord Par $5                             584,625          536,250
  35,000         Southern Pacific Railroad*                              553,350          691,250
                                                                     -----------     ------------
                                                                       1,137,975        1,227,500

               Transportation Services:                1.7
  20,000         PHH Corporation                                         691,400          947,500
  20,000         Ryder System Inc.                                       312,263          497,500
                                                                     -----------     ------------
                                                                       1,003,663        1,445,000

*Non-Income Producing

                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
    No. of                                          Value of          Amortized         Market
    Shares           Equity Securities              Portfolio           Cost             Value
----------     ------------------------------------ ---------        -----------     ------------
               UTILITIES                               6.6%

               Telephone:                              3.5
  12,000         American Telephone & Telegraph Co.                  $   439,460     $    633,000
  25,000         General Telephone Electronics
                 Corp.                                                   831,107          887,500
  17,000         Southern New England Telecom.
                 Corp.                                                   589,010          582,250
  13,000         Telefonos De Mexico                                     653,635          429,000
  10,000         U.S. West Inc.                                          360,800          428,750
                                                                     -----------     ------------
                                                                       2,874,012        2,960,500

               Utility Holding Companies:              3.1
  22,000         Entergy Corp.                                           534,695          522,500
  16,000         General Public Utilities Corp.                          368,552          462,000
  40,000         Pacificorp                                              667,000          735,000
  50,000         SCE Corp.                                               652,500          856,250
                                                                     -----------     ------------
                                                                       2,222,747        2,575,750

                     TOTAL EQUITY SECURITIES                          49,552,608       67,411,628




  Principal           Short-Term Investments
-----------    -----------------------------
               SHORT-TERM INVESTMENTS                 19.2

               Commercial Paper:                      19.2
  1,600,000      American Home Products
                 6.00%, due 08/01/95                                   1,595,686        1,595,686
  1,500,000      Aon Corp.
                 5.72%, due 08/24/95                                   1,494,244        1,494,244
    500,000      Cargill Inc.
                 5.70%, due 09/05/95                                     497,128          497,128
  2,000,000      Cargill Inc.
                 5.70%, due 08/07/95                                   1,997,727        1,997,727
  2,700,000      Ciesco
                 5.70%, due 08/29/95                                   2,687,526        2,687,526
    100,000      General Electric
                 5.88%, due 08/08/95                                      99,877           99,877
  1,000,000      Heinz HJ Co.
                 5.73%, due 08/11/95                                     998,354          998,354
  1,700,000      Kellogg Co.
                 5.70%, due 08/25/95                                   1,693,227        1,693,227


                                                                      SCHEDULE I

                  SECURITY FIRST TRUST GROWTH AND INCOME SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal     Short-Term Investments              Portfolio           Cost            Value
-----------    -----------------------------        ---------        -----------     ------------
               SHORT-TERM INVESTMENTS
                 (CONTINUED)

  $1,300,000     Kimberly Clark
                 5.70%, due 08/08/95                                 $ 1,298,488     $  1,298,488
   1,900,000     Met Life FDG
                 5.72%, due 09/05/95                                   1,889,115        1,889,115
     500,000     Pitney Bowes Cr
                 5.55%, due 10/13/95                                     494,133          494,133
   1,300,000     PHH Corp.
                 5.72%, due 08/25/95                                   1,294,401        1,294,401
                                                                     -----------     ------------
                TOTAL SHORT-TERM INVESTMENTS                          16,039,906       16,039,906
                                                                     -----------     ------------
                           TOTAL INVESTMENTS         100.0%          $65,592,514       83,451,534
                                                                     ===========
               Other assets less liabilities                                              338,112
                                                                                     ------------
                                  NET ASSETS                                         $ 83,789,646
                                                                                     ============


The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ---------------------------------    ---------        -----------     ------------
               CAPITAL EQUIPMENT                       5.3%

               Construction & Mining:                  1.8
   3,150         Parker Hannifin Corp                                $   104,552     $    128,362

               Electrical Equipment:                   1.4
   1,650         General Electric Co.                                     84,348           97,350

               Industrial Machinery & Equipment:       2.1
   1,850         Dover Corp                                              121,517          146,612

               CONSUMER CYCLICALS                      0.9

               Automobiles & Related:                  0.9
   1,250         General Motors Corp.                                     61,350           60,937

               CONSUMER NONDURABLES                   37.2

               Food & Beverages:                      10.7
   2,200         Anheuser-Busch Company,
                 Inc.                                                    122,189          122,375
   1,650         Canadaigua Wine Inc.                                     73,837           72,188
   1,700         Hershey Foods Inc.                                       83,716           97,963
   8,100         Hudson Foods Inc.                                       126,994          111,375
   2,700         Pepsico, Inc                                            106,493          126,562
   4,500         Richfood Holdings                                        81,000          104,625
   3,950         Sara Lee Co                                             103,983          113,069
                                                                     -----------     ------------
                                                                         698,212          748,157

               Retail Trade:                           2.4
   3,800         Rite Aid Corp                                            86,885          107,825
   2,050         Toys R Us*                                               78,590           57,400
                                                                     -----------     ------------
                                                                         165,475          165,225

               Miscellaneous Consumer
                 Products:                             3.9
   3,200         PPG Industries                                          128,183          146,400
   2,400         Premark International                                   119,868          126,900
                                                                     -----------     ------------
                                                                         248,051          273,300


*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ----------------------------         ---------        -----------     ------------
               CONSUMER NONDURABLES
                 (CONTINUED)

               Pharmaceuticals:                       16.8%
   2,250         Becton Dickinson & Co.                              $   129,082     $    132,469
   5,500         Bergen Brunswig                                         128,205          118,938
   2,250         Columbia/HCA Healthcare                                  92,176          110,250
   1,600         Cordis Corp.*                                           118,400          115,600
   2,900         Health Care & Retirement
                 Corp.*                                                   85,748           92,800
   2,700         Merck & Co.                                             115,020          139,388
   2,200         Pfizer, Inc.                                             78,057          111,100
   2,300         Schering Plough Corp.                                    85,094          106,950
   2,500         Walgreen Co.                                            117,437          129,375
   3,200         Watson Pharmaceuticals                                   81,250          115,200
                                                                     -----------     ------------
                                                                       1,030,469        1,172,070

               Restaurants:                            3.4
   2,700         McDonald's Corp.                                         79,699          104,286
   7,200         Wendy's Intl Inc.                                       106,314          134,100
                                                                     -----------     ------------
                                                                         186,013          238,386

               CONSUMER SERVICES                       6.4

               Media and Communications:               2.8
   2,400         Harris Corp.                                            120,240          137,400
   1,150         SBC Communications Inc.                                  45,115           55,344
                                                                     -----------     ------------
                                                                         165,355          192,744

               General Merchandisers:                  1.0
   2,050         Sears Roebuck & Co.                                      63,953           66,881

               Miscellaneous Consumer
                 Services:                             2.6
   2,500         Browning Ferris Indus Inc.                               90,008           96,563
   1,300         Federal Express Corp.                                    85,631           87,750
                                                                     -----------     ------------
                                                                         175,639          184,313





*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      ----------------------------         ---------        -----------     ------------
               ENERGY                                  5.9%

               Oil:                                    5.9
   1,850         Amoco Corp.                                         $   115,366     $    124,412
   2,400         Chevron Corp.                                           112,160          118,500
   1,200         Mobil Corp.                                             102,732          117,300
   1,500         Phillips Petroleum                                       54,367           53,063
                                                                     -----------     ------------
                                                                         384,625          413,275
               FINANCIAL                              10.0

               Commercial Banking:                     4.2
   1,400         Citicorp                                                 56,084           87,325
   1,200         First Fidelity Bancorp.                                  56,022           75,600
   2,350         Nationsbank Corp.                                       127,391          131,894
                                                                     -----------     ------------
                                                                         239,497          294,819
               Financial Services:                     5.0
   1,550         Dean Witter Discover & Co.                               62,474           78,275
     900         Federal Home Loan
                 Mortgage Corp.                                           53,245           58,950
   3,300         Fleet Financial Group,
                 Inc.                                                    123,014          117,563
   2,400         Reliastar Financial                                      86,592           91,500
                                                                     -----------     ------------
                                                                         325,325          346,288
               Insurance:                              0.8
   1,900         Allstate Corp.                                           54,895           59,375

               MEDIA & LEISURE                         2.4

               Broadcasting:                           2.4
   1,450         Capital Cities/ABC, Inc.                                126,818          169,288


                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
   No. of                                           Value of          Amortized         Market
   Shares            Equity Securities              Portfolio           Cost             Value
---------      -------------------------            ---------        -----------     -------------
               PROCESS INDUSTRIES                      7.2%

               Chemicals:                              6.0
   1,700         Du Pont EI De Nemours &                             $   103,267     $    113,900
                 Co.
   2,500         Lubrizol Corp.                                           87,125           87,812
   1,500         Minnesota Mining &
                 Manufacturing                                            80,055           84,937
   1,400         Monsanto Co.                                            118,174          130,375
                                                                     -----------     ------------
                                                                         388,621          417,024
               Paper & Paper Products:                 1.2
   2,500         Chesapeake Corp.                                         79,898           82,500

               TECHNOLOGY                             17.2

               Aerospace & Defense:                    3.5
   2,000         Sunstrand Corp.                                         120,369          133,750
   1,300         United Technologies
                 Corp.                                                    84,494          109,200
                                                                     -----------     ------------
                                                                         204,863          242,950
               Computer and Office
                 Equipment:                            3.3
   2,450         Apple Computer                                          120,050          110,250
   1,100         International Business
                 Machines                                                 80,095          119,763
                                                                     -----------     ------------
                                                                         200,145          230,013
               Electronic Equipment:                   8.5
   2,600         Cirrus Logic                                             42,575          119,600
   1,100         Hewlett Packard Co.                                      53,210           85,663
   1,400         KLA Instruments Corp.*                                   87,850          121,450
   2,500         Tandy Corp.                                             123,163          148,437
   2,250         Varian Associates                                        84,600          124,031
                                                                     -----------     ------------
                                                                         391,398          599,181
               Information Processing:                 1.9
   4,700         Sungard Data Systems*                                   119,262          136,300



*Non-Income Producing

                                                                      SCHEDULE I

                    SECURITY FIRST TRUST VALUE EQUITY SERIES
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
  No. of                                            Value of          Amortized         Market
  Shares             Equity Securities              Portfolio           Cost             Value
--------       -----------------------------        ---------        -----------     ------------
               UTILITIES                               7.5%

               Telephone:                              5.9
   2,800         ALLTEL Corp.                                        $    84,280     $     73,850
   1,750         BellSouth Corp.                                         103,873          118,562
   4,500         Carolina Pwr & Lt Co.                                   127,184          136,688
     600         GTE Corp.                                                20,847           21,300
   1,850         Sprint Corp.                                             67,041           63,363
                                                                     -----------     ------------
                                                                         403,225          413,763

               Utility Holding Companies:              1.6
   3,600         Kansas City Power & Light
                 Co.                                                      84,475           79,200
   1,500         Southern Co.                                             32,884           33,000
                                                                     -----------     ------------
                                                                         117,359          112,200

                           TOTAL INVESTMENTS         100.0           $ 6,140,865        6,991,313
                                                                     ===========
               Other assets less
                 liabilities                                                              774,406
                                                                                     ------------

NET ASSETS                                                                           $  7,765,719
                                                                                     ============

The accompanying notes are an integral part of these financial statements.

                                                                      SCHEDULE I

                              SECURITY FIRST TRUST
                          U.S. GOVERNMENT INCOME SERIES
                            PORTFOLIO OF INVESTMENTS
                                  JULY 31, 1995

                                                   Percentage
                                                    of Market           Cost/
                                                    Value of          Amortized         Market
  Principal           Fixed Maturities              Portfolio           Cost            Value
-----------    -------------------------------      ---------        -----------     ------------
               U.S. GOVERNMENT OBLIGATIONS            41.5%

               U.S. Treasury Notes:
$   250,000      7.875%, due 08/15/01                                $   261,608     $    269,063
    400,000      7.875%, due 11/15/04                                    421,147          437,000
    150,000      7.75%, due 03/31/96                                     153,451          151,922
    750,000      7.50%, due 02/15/05                                     769,329          801,563
    160,000      5.50%, due 04/15/00                                     161,398          155,450
    500,000      5.125%, due 03/31/96                                    498,554          497,969
                                                                     -----------     ------------

        TOTAL U.S. GOVERNMENT OBLIGATIONS             41.5             2,265,487        2,312,967
                                                                     -----------     ------------
               FEDERAL AGENCIES:                      58.5
    550,000      Federal Farm Credit
                 Bank
                 6.05%, due 04/21/03                                     536,351          530,569
    125,000      Federal Farm Credit
                 MTN
                 6.94%, due 05/19/05                                     126,055          126,217
    350,000      Federal Home Loan
                 Bank
                 4.80%, due 09/22/98                                     349,645          336,465
    250,000      Federal Home Loan
                 Bank
                 8.00%, due 08/27/01                                     260,910          267,385
    700,000      Federal National
                 Mortgage Assn.
                 7.00%, due 02/10/96                                     705,131          703,647
    150,000      Federal National
                 Mortgage Assn.
                 8.625%, due 06/30/04                                    163,446          168,271
    100,000      Student Loan Marketing
                 Assn.
                 7.50%, due 03/08/00                                     105,643          104,396
  1,000,000      Tennessee Valley Auth.
                 8.25%, due 11/15/96                                   1,016,068        1,026,250
                                                                     -----------     ------------

TOTAL FEDERAL AGENCIES                                58.5             3,263,249        3,263,200
                                                                     -----------     ------------
TOTAL INVESTMENTS                                    100.0           $ 5,528,736        5,576,167
                                                                     ===========


               Other assets less liabilities                                              419,982
                                                                                     ------------
NET ASSETS                                                                           $  5,996,149
                                                                                     ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST TRUST

NOTES TO FINANCIAL STATEMENTS

JULY 31, 1995

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES

Security First Trust (the Trust) was established under Massachusetts law pursuant to a Declaration of Trust dated February 13, 1987, as an unincorporated business trust, a form of organization that is commonly called a Massachusetts Business Trust. The Trust is registered with the Securities and Exchange Commission as a diversified open-end management investment company (mutual fund) under the Investment Company Act of 1940 (1940 Act).

On June 17, 1987, the shareowners of Security First Legal Reserve Fund, Inc. and Security First Variable Life Fund, Inc. (the Funds), each of which was a Maryland corporation registered as an investment company under the 1940 Act, approved Plans of Reorganization and Liquidation and on July 24, 1987, the Funds became Series of the Trust and their shareowners became shareowners of the Bond Series and the Growth and Income Series, respectively, in a tax-free exchange of shares. The Trust operates as a "series company," as that term is used in Rule 18f-2 under the 1940 Act. Financial information for periods prior to June 17, 1987, reflect the results of the respective funds.

The Declaration of Trust permits the Trustees to issue an unlimited number of shares and to divide such shares into an unlimited number of series, all without shareowner approval. Pursuant to this authority, the Board of Trustees of Security First Trust established the Value Equity Series and the U.S. Government Income Series on January 11, 1993, which commenced operations May 19, 1993. The following is a summary of significant accounting policies followed by the Trust:

FEDERAL INCOME TAXES -- Each series of the Trust has elected to qualify as a "Regulated Investment Company." No provision for federal income taxes is necessary because each series intends to maintain its qualification as a "Regulated Investment Company" under the Internal Revenue Code and distribute each year substantially all of its net income and realized capital gains to its shareowners. Income and gains to be distributed are determined as of December 31, because the Trust reports for tax purposes on a calendar year.

PORTFOLIO VALUATION -- Investments are carried at market value. The market value of equity securities is determined as follows: Securities traded on a national securities exchange are valued at the last sale price; securities not traded on a national securities exchange are valued at the bid price for such securities as reported by security dealers. Fixed maturities are valued at prices obtained from a major dealer in bonds. Short-term investments which have remaining maturities of more than 60 days and for which representative market quotations are readily available are valued at the most recent bid price or yield equivalent as quoted by a major broker-dealer in money market securities. Securities with remaining maturities of 60 days or less are valued at their amortized cost. Securities and other assets for which such procedures are deemed not to reflect fair value, or for which representative quotes are not readily available, are valued at prices deemed best to reflect their fair value as determined in good faith by or under supervision of officers of the Trust in a manner specifically authorized by the Board of Directors and applied on a consistent basis.

SECURITY FIRST TRUST

NOTE A -- ORGANIZATION OF THE TRUST AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS -- Each series declare dividends annually. Net realized gains from security transactions, if any, are distributed annually.

OTHER -- As is common in the industry, security transactions are accounted for no later than the day following the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

NOTE B -- REMUNERATION OF MANAGER AND OTHERS

Bond Series and Growth and Income Series:

The Manager, Security First Investment Management Corporation (Security Management), is entitled by agreement to a monthly fee equal to 1/24 of 1% of the average daily net asset value of the Bond Series and Growth and Income Series (equivalent annually to .5%), less compensation payable to the Series' investment adviser. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets, and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management waive its fee. In addition, for the year ended July 31, 1995, Security Management has also agreed to reimburse the Bond Series for any remaining expenses exceeding a limitation equivalent annually to 1.5%. Security Management may elect on an annual basis to reimburse the Series for future excess expenses.

If during the fiscal year repayments are made to the Manager and the series' expenses subsequently exceed the expense limitation, the Series shall recover such repayments from the Manager to the extent of the excess determined. Conversely, if during the fiscal year repayments are made by the Manager and the series' expenses subsequently are within the expense limitation, the Manager shall recover such repayments to the extent of the excess repaid. It is management's opinion that it is reasonably possible that actual operating expense may be less than the expense limitation; however, in accordance with the requirements of FASB Statement No. 5, no accrual has been made for the contingent obligation to repay Security Management for excess expense reimbursements since the conditions required for such accrual have not, in the opinion of management, been met.

T. Rowe Price Associates provides investment advice and makes investment decisions for the Bond Series and Growth and Income Series. T. Rowe Price Associates is paid an annual fee of 0.35% of the average daily net assets of each series less any compensation payable to Security Management acting as adviser on certain assets in which a series may invest.

SECURITY FIRST TRUST

NOTE B -- REMUNERATION OF MANAGER AND OTHERS (CONTINUED)

Value Equity Series and U.S. Government Income Series:

The Manager, Security Management, is entitled by agreement to a monthly fee equal to 1/13 of 1% of the average daily net asset value of the Value Equity Series and U.S. Government Income Series (equivalent annually to .9%), less compensation payable to the Series' investment adviser. However, to the extent that operating expenses (including management fees but excluding interest and taxes and certain extraordinary expenses) of each series exceed 2.5% of the first $30 million of each series' average daily net assets, 2.0% of the next $70 million of each series' average daily net assets and 1.5% of each series' average daily net assets in excess of that amount, calculated on the basis of each series' fiscal year (the expense limitation), the agreement requires that Security Management and Virtus Capital Management waive their fees. For a period of three years from inception, Security Management and Virtus Capital Management have also agreed to reimburse the Value Equity Series for any remaining expenses exceeding a limitation equivalent annually to 1% and to reimburse the U.S. Government Income Series for any remaining expenses exceeding a limitation equivalent annually to .7%.

Virtus Capital Management provides investment advice and makes investment decisions for the Value Equity Series and U.S. Government Income Series. Virtus Capital Management is paid an annual fee of .75% of the average daily net assets of the two series.

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS

Purchases and sales of fixed maturities and equity securities for the year ended July 31, 1995 were as follows:

                                                Growth                         U.S.
                                                  and            Value       Government
                                                Income          Equity        Income
                               Bond Series      Series          Series        Series
                               -----------   -----------      ----------     ----------
   U.S. Government Securities:
    Purchases                  $ 3,444,298                                   $3,666,168
    Sales                        2,492,260                                      669,025
   Other Investment Securities:
    Purchases                    1,004,611   $ 5,914,475      $7,130,826
    Sales                        1,498,031     4,586,430       3,863,454


SECURITY FIRST TRUST

NOTE C -- INVESTMENT SECURITIES TRANSACTIONS (CONTINUED)

Net realized gain or loss on sale of investments is determined by the specific identification method and would not have been significantly different using the average cost method. The cost of investments at July 31, 1995 was the same for both financial statement and federal income tax purposes. At July 31, 1995, the composition of unrealized appreciation and depreciation of investment securities was as follows:

                                                   Unrealized
                                            --------------------------
                                            Appreciation  Depreciation      Net
                                            ------------  ------------  -----------
   Bond Series                              $  269,580    $   (35,972)  $   233,608
   Growth and Income Series                 18,889,037     (1,030,017)   17,859,020
   Value Equity Series                         937,325        (86,876)      850,449
   U.S. Government Income Series                77,186        (29,755)       47,431



NOTE D -- CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Trust were as follows:

                                                   Shares issued
                                                   in connection
                                                with reinvestment of
                                              ---------------------------
                                                   Net           Net
                                               Investment     Realized
                                                 Income         Gain
                                      Sold    Distributions  Distributions  Redeemed     Net
                                   ---------  -------------  -------------  --------   -------
YEAR ENDED JULY 31, 1995
  Bond Series                        401,797      112,741                 (370,655)    143,883
  Growth and Income Series         1,480,071      209,555     48,632      (912,125)    826,133
  Value Equity Series                888,244        9,164                 (137,439)    759,969
  U.S. Government Income Series      604,546       28,069                 (161,083)    471,532

YEAR ENDED JULY 31, 1994
  Bond Series                        518,848      103,591                 (504,901)    117,538
  Growth and Income Series         1,804,652      156,987               (1,129,791)    831,848
  Value Equity Series                633,670        2,052                 (299,366)    336,356
  U.S. Government Income Series      754,219        3,747        717      (153,461)    605,222


SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS

The per share information for each respective series' capital stock outstanding throughout the period is as follows:

                                      NET REALIZED   TOTAL
                                          AND        INCOME              DISTRIBUTIONS
               NET ASSET               UNREALIZED   (LOSSES)   DIVIDENDS     FROM      NET ASSET
               VALUE AT      NET         GAINS        FROM      FROM NET   REALIZED     VALUE AT
               BEGINNING  INVESTMENT  (LOSSES) ON  INVESTMENT  INVESTMENT    CAPITAL     END OF     TOTAL
               OF PERIOD    INCOME    INVESTMENTS  OPERATIONS    INCOME      GAINS      PERIOD    RETURN(2)
               ---------  ----------  -----------  ----------  ---------   --------    --------   ---------
BOND SERIES
Year ended
  July 31,
     1991       $3.95      $  .52     $ (.24)       $  .28      $  (.55)               $ 3.68      7.09%
     1992        3.68         .24        .28           .52         (.25)                 3.95     14.13
     1993        3.95         .22        .14           .36         (.23)                 4.08      9.11
     1994        4.08         .21       (.25)         (.04)        (.22)                 3.82     (0.98)
     1995        3.82         .24        .08           .32         (.22)                 3.92      8.38


GROWTH AND
  INCOME SERIES
Year ended
  July 31,
     1991       $7.30      $  .39     $  .29        $  .68      $  (.44)               $ 7.54      9.32%
     1992        7.54         .23        .79          1.02         (.24)                 8.32     13.53
     1993        8.32         .22        .49           .71         (.22)                 8.81      8.53
     1994        8.81         .23        .44           .67         (.22)                 9.26      7.60
     1995        9.26         .29       1.35          1.64         (.26)     $  (.06)   10.58     17.71


VALUE EQUITY
  SERIES
May 19, 1993
  through
  July 31,
  1993 (3)      $5.00      $  .01     $ (.01)       $  .00      $   .00                $ 5.00      0.00% (1)
Year ended
  July 31,
     1994        5.00         .05       (.03)          .02         (.03)                 4.99      0.40
     1995        4.99         .05        .71           .76         (.05)                 5.70      5.23

U.S. GOVERNMENT
  INCOME SERIES
May 19, 1993
  through
  July 31,
  1993 (3)      $5.00      $  .03     $  .04        $  .07      $   .00                $ 5.07      7.10% (1)
Year ended
  July 31,
     1994        5.07         .11       (.19)         (.08)        (.07)     $  (.01)    4.91     (1.58)
     1995        4.91         .21        .15           .36         (.14)                 5.13      7.33



(1)  Annualized

(2) Total return computed after deduction of all series expenses, but before deduction of actuarial risk charges and other fees of the variable annuity account.

(3) The Value Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

SECURITY FIRST TRUST

NOTE E -- FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      Ratio of
                                      Ratio of           Net
                                      Operating      Investment
                                      Expenses         Income        Portfolio    Net Assets
                                     to Average      to Average      Turnover       End of
                                     Net Assets      Net Assets        Rate         Period
                                     ----------      ----------      ---------    ----------
BOND SERIES
  Year ended July 31,
     1991                                1.50%           6.89%        310%      $  4,793,766
     1992                                1.50            6.42          50          5,682,609
     1993                                1.45            6.02          36          7,229,959
     1994                                1.30            5.45          58          7,225,964
     1995                                1.29            6.27          56          7,977,781

GROWTH AND INCOME SERIES
  Year ended July 31,
     1991                                 .97%           4.01%         36%      $ 33,493,074
     1992                                 .86            3.10          20         42,814,515
     1993                                 .75            2.77           5         55,160,198
     1994                                 .78            2.62          11         65,660,970
     1995                                 .74            3.10           8         83,789,646

VALUE EQUITY SERIES
  May 19, 1993 through July
     31, 1993 (2)                        1.00% (1)        .85% (1)      7%      $  1,333,852
  Year Ended July 31, 1994               1.00            1.38         121          3,007,073
  Year Ended July 31, 1995               1.00            1.29          84          7,765,719

U.S. GOVERNMENT INCOME SERIES
  May 19, 1993 through July
     31, 1993 (2)                         .70% (1)       3.91% (1)      0%      $    469,060
  Year ended July 31, 1994                .70            3.62          17          3,424,487
  Year ended July 31, 1995                .70            5.19          16          5,996,149


(1)  Annualized

(2) The Value Equity Series and U.S. Government Income Series commenced operations on May 19, 1993.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

         (a)   Financial Statements

               (1) Prospectus/Statement of Additional Information Describing
                   Value Equity Series and U.S. Government Income Series:

                           - Condensed Financial Information (Per Share Income and Capital Changes Table) is included in Part A of the Registration Statement

                           - Financial statements for the above-referenced Series of Security First Trust are included in Part B of the Registration Statement

               (2) Prospectus/Statement of Additional Information Describing
                   Growth and Income Series, Bond Series and U.S. Government Income Series:

                           - Condensed Financial Information (Per Share Income and Capital Changes Table) is included in Part A of the Registration Statement

                           - Financial statements for the above-referenced Series of Security First Trust are included in Part B of the Registration Statement

         (b)   Exhibits

               (11) Consent of Independent Auditors herewith

Item 25.       Persons Controlled by or Under Common Control with Registrant

        Previously filed with the Securities and Exchange Commission as part of the Registration Statement of Security First Trust and incorporated herein by reference.

Item 26.       Number of Holders of Securities

        As of July 31, 1995:

        Title of Class                    Number of Record Holders
        --------------                    ------------------------
        Growth and Income Series                           3

        Bond Series                                        3

        Value Equity Series                                1

        U.S. Government Income Series                      2

Item 27.       Indemnification

        Previously filed as part of the registration statement of Security First Trust and incorporated herein by reference.

Item 28.       Business and Other Connections of Investment Adviser

        Security First Investment Management Corporation is also investment adviser to two affiliated life insurance companies.

        Each of the directors and officers of Security First Investment Management Corporation is also an officer of its parent, Security First Group, Inc., and certain of its subsidiaries, including Security First Life Insurance Company and Fidelity Standard Life Insurance Company. Each of these companies is located at 11365 West Olympic Boulevard, Los Angeles, California 90064.

Item 29.       Principal Underwriters

        Not applicable.

Item 30.       Location of Accounts and Records

        Books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder and records relating to shareholder records are maintained by The Bank of New York in New York, New York. Registrant's Agreement and Declaration of Trust, By-Laws and other records are maintained by the Registrant at its principal executive offices.

Item 31.  Management Services

        Registrant asserts that all material management related services contract provisions have been discussed in the Prospectus and Statement of Additional Information.

Item 32.  Undertakings

        The Trust undertakes to furnish each person to whom a prospectus is delivered with a copy of the Trust's latest annual or semi-annual report to shareholders upon request and without charge.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 22nd day of November, 1995.

                              SECURITY FIRST TRUST
                                  (Registrant)

                              By /s/ Robert G. Mepham
                                 ----------------------------
                                     Robert G. Mepham
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                                 Date
---------                            -----                                 ----
/s/ Robert G. Mepham                 President                             November 22, 1995
-----------------------------        (Principal Executive
Robert G. Mepham                     Officer)


/s/ Jane F. Eagle                    Senior Vice President, Finance        November 22, 1995
-----------------------------        (Principal Financial and
Jane F. Eagle                        Accounting Officer)

Jack R. Borsting*                    Trustee                               November 22, 1995
-----------------------------
Jack R. Borsting

Melvin M. Hawkrigg*                  Trustee                               November 22, 1995
-----------------------------
Melvin M. Hawkrigg

Katherine L. Hensley*                Trustee                               November 22, 1995
-----------------------------
Katherine L. Hensley

Lawrence E. Marcus*                  Trustee                              November 22, 1995
-----------------------------
Lawrence E. Marcus

By /s/ Richard C. Pearson                                                 November 22, 1995
  ---------------------------
*(Richard C. Pearson as
Attorney-in-Fact for
each of the persons
indicated)